N-2 - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
		Mar. 01, 2026	Oct. 31, 2019	Dec. 31, 2025	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Dec. 17, 2020	Sep. 16, 2019	Aug. 13, 2018	May 31, 2018	Oct. 31, 2017
Cover [Abstract]
Entity Central Index Key		0001688897
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-215074
Investment Company Act File Number		811-23221
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		15
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		18
Entity Registrant Name		FS CREDIT INCOME FUND
Entity Address, Address Line One		3025 JFK Boulevard
Entity Address, Address Line Two		OFC 500
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19104
City Area Code		215
Local Phone Number		495-1150
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Mar. 01, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Fees	Class A	Class I	Class L	Class M	Class T	Class U	Class U-2
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)	5.75%	None	3.50%	None	3.50%	None(1)	2.50%
Maximum Deferred Sales Load (as a percentage of offering price or repurchase proceeds, whichever is lower)	None	None	None	None	None	None	1.50%(2)

(1)
While neither the Fund nor the distributor imposes an initial sales charge on Class U Shares, if you buy Class U Shares through certain Financial Intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your Financial Intermediary for additional information.

(2)
For purchases made on or after March 1, 2024, but before September 15, 2025, if any Class U-2 Shares for which you did not pay a sales charge are repurchased before the first day of the month in which the 18-month anniversary of your initial purchase falls, a contingent deferred sales charge (“CDSC”) of 1.00% will normally be collected. For purchases made on or after September 15, 2025, if any Class U-2 Shares for which you did not pay a sales charge are repurchased before the first day of the month in which the 18-month anniversary of your initial purchase falls, a CDSC of 1.50% will normally be collected.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Expenses (as a percentage of average net assets attributable to Shares)(3)
Management Fee(4)(5)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Interest Payments on Borrowed Funds(6)	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%
Other Expenses
Shareholder Servicing Fee(7)	0.25%	None	0.25%	None	0.25%	None	0.25%
Distribution Fee(7)	None	None	0.25%	0.25%	0.25%	0.75%	0.50%
Remaining Other Expenses(8)	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	3.35%	3.10%	3.60%	3.35%	3.60%	3.85%	3.85%
Expense Reimbursement	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.23)%
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)(9)	3.12%	2.87%	3.37%	3.12%	3.37%	3.62%	3.62%

(3)
Amount assumes that the Fund sells $400.0 million and redeems $171.9 million worth of Shares during the following twelve months, resulting in estimated average net assets of $793.2 million. That amount also assumes that the Fund borrows funds equal to 25% of its average net assets during such period. Actual expenses will depend on the number of Shares the Fund sells in this Offering, the number of Shares redeemed, and the amount of leverage the Fund employs, if any. There can be no assurance that the Fund will sell $400.0 million or redeem $171.9 million worth of Shares during the following twelve months.

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that holders of Shares can expect to bear directly or indirectly without the Fund’s annual use of leverage.
Shareholder Fees	Class A	Class I	Class L	Class M	Class T	Class U	Class U-2
Annual Fund Expenses (as a percentage of average net assets attributable to Shares)
Management Fee	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses
Shareholder Servicing Fee	0.25%	None	0.25%	None	0.25%	None	0.25%
Distribution Fee	None	None	0.25%	0.25%	0.25%	0.75%	0.50%
Remaining Other Expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.73%	1.48%	1.98%	1.73%	1.98%	2.23%	2.23%
Expense Reimbursement	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.23)%
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)	1.50%	1.25%	1.75%	1.50%	1.75%	2.00%	2.00%

(4)
The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.00% of the average daily value of the Fund’s gross assets. The management fee shown in the table above is higher than the contractual rate because the management fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage, if any, will increase the Management Fee paid to FS Credit Income Advisor.

(5)
FS Credit Income Advisor has entered into a Waiver of Management Fee Letter with the Fund, whereby, for the period from December 1, 2024 through March 31, 2026, FS Credit Income Advisor has agreed to waive the management fee to which it is entitled under the Investment Advisory Agreement so that the fee received equals 0.00% of the average daily value of the Fund’s gross assets. The effects of such waiver are not reflected in this table.

(6)
Includes estimated interest expenses associated with the Fund’s expected use of leverage at an assumed annual interest rate equal to 5.49%, which is subject to change based on market conditions. These amounts represent both interest payments on debt that the Fund issues and on which it is the borrower.

(7)
Class A Shares, Class L Shares, Class T Shares and Class U-2 Shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to the respective share class. The Class L Shares, Class M Shares and Class T Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to the respective share class and is payable on a monthly basis. Class U Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.75% of the average daily net assets of the Fund attributable to this share class and is payable on a monthly basis. Class U-2 Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to this share class and is payable on a monthly basis. See “Plan of Distribution.” Although Shares issued pursuant to the DRP will not be subject to any sales load, such Shares will be subject to the shareholder servicing fee and Distribution Fee, as applicable.

(8)
Other expenses include accounting, legal and auditing fees of the Fund, as well as the fees payable to Trustees who do not also serve in an executive officer capacity for the Fund or FS Credit Income Advisor. The amount presented in the table estimates the amounts the Fund expects to pay during the following twelve months, assuming the Fund redeems the net amount of $171.9 million during such time and the Fund borrows approximately 25% of its average net assets during such period. If the net amount redeemed is lower during such period, all else being equal, other expenses would be lower as a percentage of average net assets attributable to Shares.

(9)
Pursuant to the Expense Limitation Agreement under which FS Credit Income Advisor has agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets attributable to the applicable class of Shares. The Expense Limitation may be adjusted for other classes of Shares to account for class-specific expenses. In consideration of FS Credit Income Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay FS Credit Income Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Credit Income Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement will continue indefinitely until terminated by the Board on written notice to FS Credit Income Advisor. The Expense Limitation Agreement may not be terminated by FS Credit Income Advisor. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Fund’s trustees, legal expenses relating to the Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Examples:
The following examples demonstrate the projected dollar amount of total expenses that would be incurred over various periods with respect to a $1,000 investment assuming the Fund’s direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (assuming the Fund borrows an amount equal to 25% of its average net assets) and Shares earn a 5.0% annual return.
Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$87	$148	$212	$381
Class I	$29	$89	$151	$319
Class L	$68	$135	$204	$388
Class M	$31	$96	$163	$343
Class T	$68	$135	$204	$388
Class U	$36	$111	$187	$388
Class U-2	$36	$111	$187	$388
The examples and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. You may also be required to pay transaction or other fees directly to your Financial Intermediary on purchases of Class U Shares of the Fund, which are not reflected in the example. While the examples assume a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. In addition, the examples assume reinvestment of all distributions pursuant to the DRP. If Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders may be assessed an outgoing wire transfer fee at prevailing rates charged by SS&C. If a Shareholder requests an expedited payment by wire transfer, the applicable outgoing wire transfer fee may be deducted from the Shareholder’s repurchase proceeds. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses,” “Management Fees” and “Plan of Distribution.”

Purpose of Fee Table , Note [Text Block]		The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that holders of Shares can expect to bear directly or indirectly, including the Fund’s annual use of leverage assuming the Fund borrows 25% of its average net assets during the following twelve months.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other expenses include accounting, legal and auditing fees of the Fund, as well as the fees payable to Trustees who do not also serve in an executive officer capacity for the Fund or FS Credit Income Advisor. The amount presented in the table estimates the amounts the Fund expects to pay during the following twelve months, assuming the Fund redeems the net amount of $171.9 million during such time and the Fund borrows approximately 25% of its average net assets during such period. If the net amount redeemed is lower during such period, all else being equal, other expenses would be lower as a percentage of average net assets attributable to Shares.
Management Fee not based on Net Assets, Note [Text Block]		The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.00% of the average daily value of the Fund’s gross assets. The management fee shown in the table above is higher than the contractual rate because the management fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage, if any, will increase the Management Fee paid to FS Credit Income Advisor.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES
Investment Objective
The Fund’s investment objective is to provide attractive total returns, which will include current income and capital appreciation. There can be no assurance that the Fund will be able to achieve its investment objective.
Investment Opportunities and Strategies
General Investment Strategy.   Under normal investment conditions, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in credit obligations. The Fund may change its 80% policy without shareholder approval if (i) the Fund provides at least 60 days’ prior notice of such policy change, (ii) the Fund conducts a repurchase offer at its net asset value in advance of the change, and (iii) the repurchase offer is not oversubscribed. The securities acquired by the Fund may include all types of debt and equity obligations and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, liquidity, interest payments and maturity, and may consist of the following: (i) public and private below-investment grade and nonrated debt, including 1st lien bank debt, 2nd lien bank debt, revolving loans, below-investment grade senior secured or unsecured bonds, convertible bonds, preferred stock, mezzanine loans, trade claims, liquidating trusts and assignments; (ii) less liquid or illiquid private credit investments; (iii) debt and equity tranches of collateralized loan obligations (“CLOs”); structured credit; residential mortgage-backed securities; ABSs (including, student loans, auto loans and manufactured housing); debt and equity tranches of CDOs (e.g., commercial real estate CDOs); monoline-related securities; esoteric ABS (including, airplane leased-back securitizations, revenue securitizations (e.g., toll road and franchise fees), securitizations, whole business securitizations and trust preferred security CDOs); and any assets underlying the foregoing instruments; (iv) any other securities with fixed-income characteristics, including investment grade debt, debentures, notes, deferred interest, pay-in-kind or zero coupon, equipment lease and trust certificates and commercial paper; (v) distressed debt or equity securities acquired in secondary market purchases and positions in selected classes of distressed securities, as well as distressed securities acquired in connection with bankruptcies and reorganizations of issuers; (vi) treasury and government and agency bonds issued by the U.S. and foreign governments, money markets, bank deposits or commercial paper; (vii) registered investment companies (subject to applicable law); and (viii) equity securities (public and/or private), including common and preferred stocks; convertible securities; rights and warrants; depositary receipts; and pooled investment vehicles, such as real estate investment trusts, other investment companies, such as ETFs, non-ETF exchange-traded vehicles, and partnership interests. There is no geographical or currency limitation on securities acquired by the Fund. The Fund may purchase debt and equity securities of non-U.S. governments and corporate entities domiciled outside of the U.S., including emerging market issuers. The Fund may change its 80% policy without shareholder approval if (i) the Fund provides at least 60 days’ prior notice of such policy change, (ii) the Fund conducts a repurchase offer at its net asset value in advance of the change, and (iii) the repurchase offer is not oversubscribed.
The Fund expects to access these markets through a combination of the primary and secondary markets, as well as investments sourced directly by FS Credit Income Advisor. The Fund may invest in securities globally but generally intends to focus on pursuing opportunities in North America and Europe. As the credit markets evolve, FS Credit Income Advisor expects to evaluate new credit asset classes for possible inclusion in the Fund’s portfolio. In evaluating new asset classes, FS Credit Income Advisor may consider, among other things, the return profile of the new asset class versus income-producing debt investments, the risks associated with the asset class (both the risks of the underlying investments and the asset class generally) and the liquidity of the investments.
The Fund may make investments through direct and indirect wholly-owned Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act; however, the Fund will wholly own and control any Subsidiaries. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole direct or indirect shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. FS Credit Income Advisor will serve as the investment adviser to any Subsidiary and will comply with Section 15 of the 1940 Act with respect to advisory contract approval. The Fund will comply with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary. Any Subsidiary will also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly-owned by the Fund.
Unless otherwise stated herein or in the Statement of Additional Information, the Fund’s investment objective and policies are non-fundamental policies and may be changed by the Board without prior approval of the Shareholders.
We believe the Fund can be an attractive alternative to a traditional fixed-income allocation and may offer the following benefits to investors:
Benchmark agnostic and enhanced flexibility to generate returns:   The Fund intends to employ an opportunistic and flexible global credit investment strategy based on absolute and relative value considerations that is untethered to benchmark-specific guidelines. This mandate enables the Fund to successfully capture yield and return premiums that may exist within less efficient areas of the credit market without the constraints of managing to a specific benchmark and with limited security overlap to traditional fixed-income indices. FS Credit Income Advisor believes the flexibility to adjust allocations between public and private markets will be a significant driver of its ability to deliver attractive risk-adjusted returns across changing economic and credit cycles.
Returns driven primarily by security selection where situational complexity may drive return premiums with downside protection:   FS Credit Income Advisor’s experience and deep understanding of the credit cycle enhances its ability to identify and respond to market trends and conditions. FS Credit Income Advisor’s investment process focuses on proprietary sourcing of differentiated situations and curated deal selection that offer the opportunity for complexity premiums with an emphasis on downside risk mitigation. FS Credit Income Advisor believes this experience and expertise is a benefit for the Fund and that security selection is paramount in capital protection and loss avoidance.
Access to Future Standard’s Platform:   Members of FS Credit Income Advisor have worked together since the early 2000s, investing across five credit cycles over that time. These professionals manage approximately $7.5 billion in assets across direct lending, opportunistic private credit and public credit strategies, including the Fund, two closed-end funds, and drawdown funds. The Fund will benefit from the high degree of continuity and stability across the leadership team. In addition, FS Credit Income Advisor believes the Fund will benefit from the market presence, scale, infrastructure and demonstrated investment expertise of Future Standard, a $86 billion global asset manager. The Fund will have access to Future Standard’s extensive investment management infrastructure and resources, including its investment professionals and personnel, administrative and operational support, and robust sponsor and industry relationships. The Fund will seek to benefit from robust sourcing across public and credit markets from internal and external sourcing relationships across Future Standard’s platform.
Portfolio Composition
Senior Secured Loans.   The Fund may invest in senior secured loans (e.g., 1st and 2nd lien loans) through direct originations or syndications. A direct origination includes direct lending and innovative capital structure solutions to both sponsored and non-sponsored companies. A syndicated loan, on the other hand, is a loan offered to a borrower by a group, or syndicate, of lenders. Senior secured loans generally are in the form of term loans, delayed draw terms loans and/or revolving credit lines. Senior loans generally hold the most senior position in the capital structure of a borrower, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and holders of equity of the borrower. Typically, in order to borrow money pursuant to a senior loan, a borrower will, for the term of the loan, pledge collateral (subject to typical exceptions), including (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a senior loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a senior loan.
Corporate Bonds.   An issuer of corporate bonds typically pays the investor a fixed rate of interest and must repay the amount borrowed on or before maturity. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. Corporate bonds may be secured or unsecured and contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. The value of intermediate- and longer-term corporate bonds is generally more sensitive to changes in interest rates than the value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the borrower, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The Fund may utilize various types of derivative instruments, including swaps, for the purpose of gaining exposure to corporate bonds.
Structured Credit.   The Fund may invest in asset-backed opportunities across broad sectors such as consumer and commercial specialty finance and corporate credit. These investment opportunities may include (i) financings secured by pools of consumer loans, commercial loans or real estate assets; (ii) the outright purchase of pools of consumer loans, commercial loans or real estate assets; and (iii) debt and equity investments in U.S.-dollar-denominated CLOs that are primarily backed by corporate leveraged loans issued to primarily U.S. CLOs, as well as Euro-denominated CLOs that are backed primarily by corporate leveraged loans issued to primarily European CLOs. The investments in the “equity” of structured credit products (including CLOs) refers to the Residual Tranche.
Special Situations and Stressed Investments.   The Fund may invest in debt as well as preferred or common shares, or other instruments, of companies undergoing, or that have recently completed, bankruptcies, reorganizations, insolvencies, liquidations or other fundamental changes or similar proceedings or other stressed issuers. In any investment opportunity involving any such type of special situation, there exists the risk that the contemplated transaction either will be unsuccessful, will take considerable time or will result in a distribution of cash or new securities, the value of which will be less than the purchase price to the Fund of the securities or other financial instruments in respect of which such distribution is received.
Other Types of Investments.   The Fund may also invest in distressed securities, notes, bills, debentures, bank loans, convertible and preferred securities, government and municipal obligations and other credit instruments with similar economic characteristics. In addition, from time to time, the Fund may invest in first lien senior secured loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position), second lien senior secured loans and mezzanine debt, which in some cases includes an equity component of U.S. and European middle-market companies, where FS Credit Income Advisor believes the supply of primary capital is limited and the investment opportunities are most attractive. The Fund may also purchase common shares and other equity securities outright or incident to the purchase or ownership of a direct origination, syndicated loan or corporate bond or in connection with a reorganization of a borrower. The Fund may engage in short sales. The Fund may also use derivatives to gain investment exposure to credit instruments, provide down side protection and to dampen volatility. Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund may invest in securities of other investment companies, including ETFs, to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act or any applicable exemption therefrom. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when FS Credit Income Advisor believes share prices of other investment companies offer attractive values.
Other Characteristics.
Below Investment Grade Credit Instruments.   The credit instruments in which the Fund may invest may be rated below investment grade. Securities rated below investment grade are those that, at the time of investment, are rated “Ba1” or lower by Moody’s, or “BB+” or lower by S&P Global (“S&P”) or Fitch, or if unrated are determined by FS Credit Income Advisor to be of comparable quality. Below investment grade securities often are regarded as having predominately speculative characteristics with respect to an issuer’s capacity to pay interest and repay principal. In addition, lower quality debt securities tend to be more sensitive to general economic conditions. Although many of the Fund’s investments may consist of securities rated below investment grade, the Fund reserves the right to invest in credit instruments of any credit quality, maturity and duration.
Foreign Instruments.   The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in U.S. dollar denominated securities, but it reserves the right to purchase securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Illiquid and Restricted Investments.   The Fund may invest in instruments that, at the time of investment, are illiquid (generally, those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in investments that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.
The Investment Process
The Fund has engaged FS Credit Income Advisor to identify investment opportunities and execute trading strategies in accordance with the Fund’s investment objective and investment strategy. FS Credit Income Advisor employs a rigorous investment process to identify, evaluate, invest, monitor and exit all investment opportunities on behalf of the Fund.
Investment personnel of FS Credit Income Advisor have successfully captured opportunities across credit sectors and market cycles by utilizing the following investment approach:
Robust sourcing across public and private markets:   FS Credit Income Advisor’s investment process focuses on proprietary sourcing that leverages both team-wide and firm-wide relationships across public and private credit markets.
Screening to identify differentiated opportunities:   FS Credit Income Advisor seeks to focus on identifying differentiated opportunities and curated investment selection that offer the opportunity for complexity premiums, strong structural protections, and superior risk adjusted returns relative to other market opportunities.
Investment Diligence:   FS Credit Income Advisor’s investment strategy is predicated on a thorough research and robust due diligence process. The process is based on the belief that a deep understanding of companies and the industries in which they operate is critical to generating positive income and returns. The due diligence process may include, but is not limited to: (i) a detailed review of historical and projected financial results; (ii) using quantitative scenario analysis, which may include stress testing the investment opportunity for different market and economic conditions and regulatory regimes, among other factors; (iii) a review of information provided by the target company, sponsor, and other external sources, as applicable; (iv) a review of industry dynamics, the competitive landscape and global macroeconomic conditions affecting the target company; (v) a detailed analysis of regulatory, tax and legal matters, including applicable local laws and creditors’ rights; (vi) on site-visits, as necessary; (vii) a review by legal and accounting professionals and environmental and other industry consultants, if necessary; (viii) financial sponsor due diligence; and/or (ix) a review of management’s experience and track record.
Selection and Structuring:   FS Credit Income Advisor believes that skillful security selection is critical to generating attractive returns and to support capital protection and loss avoidance. FS Credit Income Advisor’s flexibility to adjust allocations between public and private markets is a significant driver of its ability to deliver strong risk-adjusted returns. FS Credit Income Advisor seeks to structure investments to best fit the Fund’s portfolio in terms of return characteristics, downside protection and overall target portfolio construction.
The FS Credit Income Advisor investment committee has delegated its investment authority to certain investment professionals of FS Credit Income Advisor with respect to publicly traded / syndicated investments, provided that the investment types, risk and profiles are within the parameters set by the investment committee. The investment committee maintains its investment authority for and pre-approves all illiquid investments. On a regular basis, and no less than quarterly, the investment committee reviews individual investment decisions that have been made, the investment portfolio generally, and the investment parameters.
Portfolio Construction and Monitoring:   FS Credit Income Advisor seeks to build a diversified and durable portfolio insulated from economic change where possible. The composition of the portfolio is largely driven by market opportunity and the risk-adjusted return potential of the investment. FS Credit Income Advisor monitors the Fund’s portfolio with a focus toward protecting against negative credit events or other adverse outcomes that may affect the value of the Fund’s investments. Monitoring may result in FS Credit Income Fund Advisor adjusting portfolio characteristics such as duration, industry allocations, public and private markets allocations, among other factors. Ongoing due diligence may include closely tracking economic, industry and company trends, engaging third-party consultants or advisors to discuss the portfolio company’s financial position, reviewing and projecting compliance with covenants throughout the capital structure, monitoring underlying catalysts and events driving an investment thesis and any other factors that may affect the likelihood of certain events which are expected to impact the value of the securities held by the Fund.
Leverage
The Fund intends to use leverage to pursue its investment objective, including by borrowing funds from banks or other financial institutions, investing in derivative instruments with leverage embedded in them, and/or issuing debt securities. The Fund may borrow money or issue debt securities in an amount up to 33 1∕3% of its Managed Assets (50% of its net assets). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Fund intends to use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Fund may also use leverage to fund distributions and its quarterly repurchase offers.
The use of leverage can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, will be borne entirely by the Shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, leverage will decrease or increase, as the case may be, the NAV per Share to a greater extent than if the Fund did not utilize leverage. A reduction in the Fund’s NAV may cause a reduction in the market price of the Shares. During periods in which the Fund is using leverage, the fees paid to FS Credit Income Advisor will be higher than if the Fund did not use leverage, because the fees paid will be calculated on the basis of the Fund’s gross assets, which includes the proceeds from leverage. The Fund’s leverage strategy may not be successful.
Certain types of leverage by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. FS Credit Income Advisor does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with its investment objective and policies if the Fund were to use leverage.
Under the 1940 Act, the Fund is not permitted to issue senior securities if, immediately after the issuance of such senior securities, the Fund would have an asset coverage ratio (as defined in the 1940 Act) of less than 300% with respect to senior securities representing indebtedness (i.e., for every dollar of indebtedness outstanding, the Fund is required to have at least three dollars of assets). The 1940 Act also provides that the Fund may not declare distributions, or purchase its stock (including through share repurchases), if immediately after doing so it will have an asset coverage ratio of less than 300%. Under the 1940 Act, certain short-term borrowings (such as for cash management purposes) are not subject to these limitations if (i) repaid within 60 days, (ii) not extended or renewed and (iii) not in excess of 5% of the total assets of the Fund.
The Fund may enter into derivatives or other transactions that may provide leverage. On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”) relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives.
Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments. See “Types of Investments and Related Risks — Restrictions on the Use of Derivative and Other Transactions” below for additional information.
The Fund may enter into a new credit facility and/or a credit facility may be replaced or refinanced by one or more credit facilities having substantially different terms, by the issuance of debt securities or by the use of other forms of leverage. See “Types of Investments and Related Risks — Risk.
As noted above, the Fund may also use derivative strategies that have economic leverage embedded in them. The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. See “Types of Investments and Related Risks — Risks Relating to Investment Strategies and Fund Investments — Leverage Risk” for an illustration of the effect of leverage on returns from an investment in the Shares. For risks associated with the Fund’s leverage strategies and the transactions associated therewith, see “Types of Investments and Related Risks.”
Temporary Investments
For defensive purposes, during periods in which FS Credit Income Advisor determines that economic, market or political conditions are unfavorable to investors and a defensive strategy would benefit the Fund, the Fund may temporarily deviate from its investment strategies and objective. During such periods, the Fund may invest all or a portion of its Managed Assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; credit-linked notes or repurchase agreements with respect to any of the foregoing. In addition, the Fund may also make these types of investments to comply with regulatory or contractual requirements, including with respect to leverage restrictions, or to keep cash fully invested pending the investment of assets. It is impossible to predict when, or for how long, the Fund will use these strategies. There can be no assurance that such strategies will be successful. The Fund is not required to adopt defensive positions or hedge its investments and may choose not to do so even in periods of extreme market volatility and economic uncertainty.
Portfolio Turnover
The Fund is anticipated to be actively managed, and its portfolio turnover rate may exceed 100% in any fiscal year. However, the Fund cannot accurately predict its annual portfolio turnover rate, which may vary from year-to-year, as well as within a year. The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. The Fund does not believe transaction costs will be an impediment to the strategy’s ability to achieve risk-adjusted returns. However, portfolio turnover may have certain adverse tax consequences for Shareholders.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
Investing in the Fund involves risks, including the risk that an investor may receive little or no return on his, her or its investment or that an investor may lose part or all of such investment. Therefore, investors should consider carefully the following principal risks before investing in the Fund. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund and the Shares. Prospective investors should read this entire prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the investment program of the Fund changes or develops over time, an investment in the Fund may be subject to risks not described in this prospectus. During the pendency of this Offering, the Fund will update this prospectus to account for any material changes in the risks involved with an investment in the Fund.
Risks Relating to Investment Strategies and Fund Investments
Investment and Market Risk.   An investment in the Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Shares represents an indirect investment in the portfolio of senior loans, corporate bonds and other securities and loans owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crisis (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. For instance, during periods of global economic downturn, the secondary markets for senior loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and corporate bonds can experience sudden and sharp price swings, which can be exacerbated by large or sustained sales by major investors in these markets, a high-profile default by a major borrower, movements in indices tied to these markets or related securities or investments, or a change in the market’s perception of senior loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and corporate bonds. At any point in time, an investment in the Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund, if any, and the ability of Shareholders to reinvest dividends. The Fund anticipates using leverage, which will magnify the Fund’s risks and, in turn, the risks to the Shareholders. Use of leverage is subject to the risks described below under “— Leverage Risk.”
Focused Investment Risk.   To the extent that the Fund focuses its investments in a particular industry, the NAV of the common shares will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, tariffs, changes in interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.
Senior Loans Risk.   The senior loans in which the Fund will invest will primarily be rated below investment grade, but may also be unrated and of comparable credit quality. As a result, although senior loans are senior and typically secured in a first or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such senior loans are generally similar to the risks of other below investment grade fixed income instruments. See “Below Investment Grade Rating Risk.” Investments in below investment grade senior loans are considered speculative because of the credit risk of the borrowers. Such borrowers are more likely than investment grade borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the NAV of the Shares and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a senior loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. Senior loans are subject to a number of risks described elsewhere in this prospectus, including non-payment of principal, liquidity risk and the risk of investing in below investment grade fixed-income instruments.
Senior loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Shares. There can be no assurance that the liquidation of any collateral securing a senior loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a senior loan. The collateral securing a senior loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a borrower. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Additionally, a senior loan may be “primed” in bankruptcy, which reduces the ability of the holders of the senior loan to recover on the collateral. Priming takes place when a debtor in bankruptcy is allowed to incur additional indebtedness by the bankruptcy court and such indebtedness has a senior or pari passu lien with the debtor’s existing secured indebtedness, such as existing senior loans or secured corporate bonds.
There may be less readily available information about most senior loans and the borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act or registered under the Exchange Act, and borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and in addition are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, FS Credit Income Advisor will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources.
The secondary trading market for senior loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain senior loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, investments in bank loans may not be securities and may not have the protections of the federal securities laws. In such circumstances, fewer legal protections may be available with respect to the Fund’s investment in senior loans. In particular, if a senior loan is not considered a security under the federal securities laws, certain legal protections normally available to securities investors under the federal securities laws, such as those against fraud and misrepresentation, may not be available.
Senior loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Shares. Similarly, a sudden and significant increase in market interest rates may increase the risk of payment defaults and cause a decline in the value of these investments and in the NAV of Shares. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of senior loans and other debt obligations, impairing the NAV of the Shares. Senior loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements, this may cause financial institutions to dispose of senior loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of FS Credit Income Advisor, do not represent fair value. If the Fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the senior loan may be adversely affected.
The Fund expects to acquire senior loans primarily through assignments and, to a lesser extent, through participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, (i) the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation and (ii) both the borrower and the institution selling the participation will be considered issuers for purposes of the Fund’s investment restriction concerning industry concentration. See “Investment Restrictions.” Further, in purchasing participations in lending syndicates, the Fund may be more limited than it otherwise would be in its ability to conduct due diligence on the borrower. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the senior loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the senior loan.
Subordinated Loans Risk.   Subordinated loans generally are subject to similar risks as those associated with investments in senior loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan to the extent such claim is secured. Additionally, an oversecured creditor may be entitled to additional interest and other charges in bankruptcy increasing the amount of their allowed claim. Subordinated loans are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.
Unfunded Loan Commitments Risk.   Unfunded loan commitments generally involve risks that are additional to and different from those relating to bonds and other types of debt securities. Unfunded loan commitments are contractual obligations pursuant to which the Fund agrees in writing to make one or more loans up to a specified amount at one or more future dates. The underlying loan documentation sets out the terms and conditions of the lender’s obligation to make the loans as well as the economic terms of such loans. The portion of the amount committed by a lender that the borrower has not drawn down is referred to as “unfunded.” Loan commitments may be traded in the secondary market through dealer desks at large commercial and investment banks although these markets are generally not considered liquid. They also are difficult to value. Typically, the Fund receives a commitment fee for amounts that remain unfunded under its commitment.
In addition, unfunded loan commitments expose lenders to credit risk. A lender typically is obligated to advance the unfunded amount of a loan commitment at the borrower’s request, subject to satisfaction of certain contractual conditions, such as the absence of a material adverse change. Borrowers with deteriorating creditworthiness may continue to satisfy their contractual conditions and therefore be eligible to borrow at times when the lender might prefer not to lend. In addition, a lender may have assumptions as to when a borrower may draw on an unfunded loan commitment when the lender enters into the commitment. If the borrower does not draw as expected, the commitment may not prove as attractive an investment as originally anticipated.
Corporate Bond Risk.   The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate- and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the borrower, such as investors’ perceptions of the creditworthiness of the borrower, the borrower’s financial performance, perceptions of the borrower in the marketplace, performance of management of the borrower, the borrower’s capital structure and use of financial leverage and demand for the borrower’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this prospectus in further detail, including under “— Credit Risk,” “— Prepayment and Maturity Extension Risk” and “— Inflation/Deflation Risk.” There is a risk that the borrowers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The Fund expects to invest in corporate bonds that are high-yield issues rated below investment grade. High-yield corporate bonds are often high risk and have speculative characteristics. High-yield corporate bonds may be particularly susceptible to adverse borrower-specific developments. Therefore, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. High-yield corporate bonds are subject to the risks described under “— Below Investment Grade Rating Risk.”
Mezzanine Investments Risk.   The Fund may invest in mezzanine debt instruments, which are expected to be unsecured and made in companies with capital structures having significant indebtedness ranking ahead of the investments, all or a significant portion of which may be secured.
While the investments may benefit from the same or similar financial and other covenants as those applicable to the indebtedness ranking ahead of the investments and may benefit from cross-default provisions and security over the company’s assets, some or all of such terms may not be part of particular investments and the mezzanine debt will be subordinated in recovery to senior classes of debt in the event of a default. Mezzanine investments generally are subject to various risks, including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance;” (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors; (iv) so-called “lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to any collateral securing the obligations.
Private Credit Risk.   As part of its strategy, the Fund may invest in less liquid or illiquid private credit investments. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an outsized impact on the performance of the Fund. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. See “Other Risks Relating to Fund Investments — Risks Associated with Private Company Investments.” Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The companies in which the Fund invests may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies. See “Below Investment Grade Rating Risk.”
CLO Securities Risk.   The Fund may invest in CLO securities issued by CLOs that principally invest in senior loans (typically, 80% or more of their assets), diversified by industry and borrower. It is also possible that the underlying obligations of CLOs in which the Fund invests will include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in senior loans. Holders of such securities are subject to a number of risks, including the credit, liquidity, counterparty and other risks detailed below under “— Structured Products Risk,” and other market and asset specific risks.
CLO securities are typically privately offered and sold and may be thinly traded or have a limited trading market. As a result, investments in CLO securities may be characterized by the Fund as illiquid investments. In addition to the general risks associated with debt securities discussed above, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; and (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs.
CLOs issue securities in tranches with different payment characteristics and different credit ratings. The rated tranches of CLO securities are generally assigned credit ratings by one or more nationally recognized statistical rating organizations. The subordinated (or residual) tranches do not receive ratings. Below investment grade tranches of CLO securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. The riskiest portion of the capital structure of a CLO is the subordinated (or residual) tranche, which bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the subordinated tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the tranche of the CLO in which the Fund invests.
The Fund may invest in any portion of the capital structure of CLOs (including the subordinated or residual tranche). As a result, the CLOs in which the Fund invests may have issued and sold debt tranches that will rank senior to the tranches in which the Fund invests. By their terms, such more senior tranches may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the tranches in which the Fund invests. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a CLO, holders of more senior tranches would typically be entitled to receive payment in full before the Fund receives any distribution. After repaying such senior creditors, such CLO may not have any remaining assets to use for repaying its obligation to the Fund. In the case of tranches ranking equally with the tranches in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such securities in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant CLO. Therefore, the Fund may not receive back the full amount of its investment in a CLO.
The transaction documents relating to the issuance of CLO securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO’s investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO’s investment manager to maximize returns on the CLO securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO securities. Furthermore, CLO securities’ issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.
Payments to holders of CLO securities may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on CLO securities, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the borrower of the related CLO securities to pay such deficiency will be extinguished.
The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.
Asset-Backed Securities Risk.   Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.
Residential Mortgage-Backed Securities.   The Fund’s portfolio may include residential mortgage-backed securities (“RMBS”). Holders of RMBS bear various risks, including credit, market, interest rate, structural, legal, regulatory, servicer and operational risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time.
Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions, including inflation and employment trends, and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
Further, each underlying residential mortgage loan in an issue of RMBS may have a balloon payment due on its maturity date. Balloon residential mortgage loans involve a greater risk to a lender than self-amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including, without limitation, the strength of the residential real estate markets, tax laws, the financial situation and operating history of the underlying property, interest rates, conditions in credit markets and general economic conditions. If the borrower is unable to make such balloon payment, the related issue of RMBS may experience losses.
Certain mortgage loans may be of sub-prime credit quality. Originators of loans make sub-prime mortgage loans to borrowers that typically have limited access to traditional mortgage financing for a variety of reasons, including impaired or limited past credit history, lower credit scores, high loan-to-value ratios or high debt-to-income ratios. As a result of these factors, delinquencies and liquidation proceedings are more likely with sub-prime mortgage loans than with mortgage loans that satisfy customary credit standards. Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable rate mortgage loans.
Economic downturns, whether global, national or regional, may increase the risk that assets underlying RMBS purchased by the Fund will experience higher levels of default and loss than in historically stable periods. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen. Changes in regulations or government policy, as well as evolving market conditions, may further affect the market value, liquidity and risk profile of RMBS.
Below Investment Grade Rating Risk.   The Fund may invest unlimited amounts in debt instruments that are rated below investment grade, which are often referred to as “high-yield” securities or “junk bonds.” Below investment grade senior loans, high-yield securities and other similar instruments are rated “Ba1” or lower by Moody’s, “BB+” or lower by S&P or “BB+” or lower by Fitch or, if unrated, are judged by FS Credit Income Advisor to be of comparable credit quality. While generally providing greater income and opportunity for gain, below investment grade debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. Therefore, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. The credit rating of a corporate bond and senior loan that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the borrower’s financial condition. Below investment grade corporate bonds and senior loans and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing such corporate bonds, senior loans and similar debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.
The secondary market for below investment grade corporate bonds and senior loans and similar instruments may be less liquid than that for higher rated instruments. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objectives will be more dependent on FS Credit Income Advisor’s credit analysis than would be the case when the Fund invests in rated securities.
Under normal market conditions, the Fund may invest in debt instruments, including securities of stressed issuers, rated in the lower rating categories (“Caa1” or lower by Moody’s, “CCC+” or lower by S&P or “CCC+” or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment. See “Special Situations and Stressed Investments Risk.”
Special Situations and Stressed Investments Risk.   The Fund may invest in special situation investments. Although such investments may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of FS Credit Income Advisor. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain accurate information as to the financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.
The Fund may make such investments when FS Credit Income Advisor believes it is reasonably likely that the stressed issuer will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for a special situation investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the special situation investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the special situation investment, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in special situation investments, the Fund’s ability to achieve current income for its Shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by special situation investments will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the special situation investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to special situation investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of special situation investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.
Credit Risk.   Credit risk is the risk that one or more loans or debt securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because one or more borrowers experiences an actual or perceived decline in its condition, financial or otherwise, or in its prospects. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights. While a senior position in the capital structure of a borrower may provide some protection with respect to the Fund’s investments in senior loans, losses may still occur because the market value of the senior loans is affected by the creditworthiness of the borrowers and by general economic and industry-specific conditions, including inflation, interest rate volatility and geopolitical events. To the extent the Fund invests in below investment grade securities or loans, it will be exposed to a greater amount of credit risk than a fund that invests in investment grade securities or loans. Typically, the prices of lower grade securities or loans are more sensitive to negative developments, such as a decline in the borrower’s revenues or a general economic downturn, than are the prices of higher-grade securities or loans.
Some senior loans are not readily marketable and may be subject to restrictions on resale. Senior loans generally are not listed on any national securities exchange and no active trading market may exist for the senior loans in which the Fund may invest. When a secondary market exists, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, investments in bank loans may not be securities and may not have the protections of the federal securities laws. The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or are subject to restrictions on resale. Further, the lack of an established secondary market for illiquid investments may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities. FS Credit Income Advisor’s judgment may play a greater role in the valuation process. See “Valuation Risk.”
In addition, operational risks, including those related to loan servicers, documentation and cybersecurity incidents, may impact the Fund’s ability to enforce its rights or recover value from certain investments. Changes in laws, regulations or government policies may also affect the value, liquidity and risk profile of the Fund’s credit investments.
Reinvestment Risk.   The Fund may reinvest the cash flows received from a security. There is a risk that the interest rate at which interim cash flows can be reinvested will fall. Reinvestment risk is greater for longer holding periods and for securities with large, early cash flows such as high-coupon bonds. Reinvestment risk also applies generally to the reinvestment of the proceeds the Fund receives upon the maturity or sale of an investment in a portfolio company.
Inflation/Deflation Risk.   Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to the Shareholders.
Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of borrowers and may make borrower defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Structured Products Risk.
General.   The Fund may invest in structured products, including, without limitation, CLO securities and structured notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The risks associated with investments in CLO securities are described above under “— CLO Securities Risk.”
The Fund may have the right to receive payments only from the structured product and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally.
Investments in structured products involve risks, including credit risk and market risk. Certain structured products may be thinly traded or have a limited trading market. Where the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds (or loans) and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of any factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on a structured product to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity of the structured product. Structured products may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the product.

The Fund may invest in structured products collateralized by below investment grade or distressed loans or securities. Investments in such structured products are subject to the risks associated with below investment grade securities, described above under “Below Investment Grade Rating Risk.” Such securities are characterized by high risk. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities.
Structured Notes Risk.   Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Derivatives Risks.
General Risks Associated with Derivatives.   The Fund may use derivative instruments including, in particular, swaps (including, total return swaps), synthetic CLOs, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
In accordance with Rule 18f-4, the Fund adopted and implemented a comprehensive written derivatives risk management program and is subject to an outer limit on Fund leverage risk calculated based on value-at-risk. This outer limit is based on a relative value-at-risk test that will compare the Fund’s value-at-risk to the value-at-risk of a designated reference portfolio. The derivatives risk management program is administered by a “derivatives risk manager,” who has been appointed by the Fund’s Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), and periodically reviews the derivatives risk management program and reports to the Board on a quarterly basis.
The use of derivatives may subject the Fund to various risks, including, but not limited to, the following:
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Counterparty Risk.   The risk that the counterparty in a derivative transaction will be unable or unwilling to honor its financial obligation to the Fund, or the risk that the reference entity in a credit default swap or similar derivatives will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If the Fund’s counterparty to a derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.

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Currency Risk.   The risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

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Leverage Risk.   The risk associated with certain types of derivative strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

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Liquidity Risk.   The risk that certain instruments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth. This risk is heightened to the extent the Fund engages in over-the-counter (“OTC”) derivative transactions. The illiquidity of OTC derivative transactions may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. Such illiquidity may also make it more difficult for the Fund to ascertain the market value of derivatives.

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Correlation Risk.   The risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market, security or loan to which the Fund seeks exposure.

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Index Risk.   If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

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Valuation Risk.   Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

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Regulatory Risk.   Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives, including potentially limiting or restricting the ability of the Fund to use certain derivatives or certain counterparties as a part of its investment strategy, increasing the costs of using these instruments or making these instruments less effective. See “Legislation and Regulation Risk” and “Restrictions on the Use of Derivative and Other Transactions” below for additional information.

Furthermore, the Fund’s ability to successfully use derivatives depends on FS Credit Income Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured.
Swaps Risk.   The Fund may also invest in credit default swaps, total return swaps and interest rate swaps, all of which are derivative instruments. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying reference assets. The Fund bears the risk of changes in value in the underlying reference assets. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.
In a credit default swap, the protection “buyer” may be obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event on the reference obligation occurs. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional amount) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or if the swap is cash settled the seller may be required to deliver the related net cash amount (the difference between the market value of the reference obligation and its par value). The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund will generally receive no payments from its counterparty under the swap if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if the Fund had taken a position in the reference obligation directly (either by purchasing or selling) since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A buyer generally will also lose its upfront payment or any periodic payments it makes to the seller counterparty and receive no payments from its counterparty should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional amount it pays to the buyer, resulting in a loss of value to the seller. A seller of a credit default swap or similar instrument is exposed to many of the same risks of leverage since, if a credit event occurs, the seller generally will be required to pay the buyer the full notional amount of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations. In addition, the credit derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the credit derivatives market could adversely affect the Fund’s ability to successfully use credit derivatives.
The Fund would typically have to post collateral to cover its potential obligation under a swap. Swap transactions may be subject to market risk, liquidity risk, counterparty risk and risk of imperfect correlation between the value of such instruments and the underlying assets, and may involve commissions or other costs. When buying protection under a swap, the risk of loss with respect to the swap generally is limited to the net amount of payments that the Fund is contractually obligated to make. However, when selling protection under a swap, the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself.
Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, may be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty and may be exchange traded. Certain risks are reduced (but not eliminated) if the Fund invests in cleared or exchange-traded swaps. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. However, clearing may subject the Fund to increased costs or margin requirements. There is no guarantee that a swap market will continue to provide liquidity. If FS Credit Income Advisor is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.
The Fund, to the extent permitted under applicable law, may enter into “swaptions,” which are options on swap agreements on either an asset-based or liability-based basis. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. When the Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement and may incur a loss, which may be substantial.
Among the income producing securities in which the Fund may invest are credit-linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative or basket of derivatives, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed-income markets. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.
Like an investment in a bond, investments in these credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivatives and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivatives, including, among others, credit risk and leverage risk. There may be no established trading market for these securities and they may constitute illiquid investments.
Under the Dodd-Frank Act, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with a fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. These instruments may be subject to additional regulation as qualified financial contracts (see “Qualified Financial Contracts” below for additional information).
Credit default and total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. The Fund is not required to enter into swap transactions for hedging purposes or to enhance income or gain and may choose not to do so. In addition, the swaps market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the swaps market could adversely affect the Fund’s ability to successfully use swaps.
Please see “Restrictions on the Use of Derivative and Other Transactions” below for additional information.
Options and Futures Risk.   The Fund may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible Financial Intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes, or to seek to enhance income or gain, in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to FS Credit Income Advisor’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.
Please see “Restrictions on the Use of Derivative and Other Transactions” below for additional information.
Repurchase Agreements and Reverse Repurchase Agreements Risk.   The Fund may invest in repurchase agreements. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income.
Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.
Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
In accordance with Rule 18f-4, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as
“derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. See “Restrictions on the Use of Derivative and Other Transactions” below for additional information.
Restrictions on the Use of Derivative and Other Transactions.   Rule 18f-4 provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Rule 18f-4 permits the Fund to enter into certain derivatives and other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act, which, among other things, prohibits closed-end funds, including the Fund, from issuing or selling any “senior security” representing indebtedness, unless the fund maintains 300% “asset coverage,” or any senior security representing stock, unless the fund maintains 200% “asset coverage”. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments.
In accordance with Rule 18f-4, the Fund adopted and implemented a comprehensive written derivatives risk management program and is subject to an outer limit on Fund leverage risk calculated based on value-at-risk. This outer limit is based on a relative value-at-risk test that will compare the Fund’s value-at-risk to the value-at-risk of a designated reference portfolio. The derivatives risk management program is administered by a “derivatives risk manager,” who has been appointed by the Fund’s Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), and periodically reviews the derivatives risk management program and reports to the Board on a quarterly basis. Subject to certain conditions, “limited derivatives users” (as defined in Rule 18f-4), however, are not subject to the full requirements of Rule 18f-4 and the Fund could, in the future, determine to seek to qualify as a limited derivatives user by limiting its “derivatives exposure” to 10% of its net assets (as calculated in accordance with Rule 18f-4).
Rule 18f-4 could restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of derivatives transactions, which could adversely affect the value or performance of the Fund.
In general, the “derivatives transactions” covered by Rule 18f-4 include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as “derivatives transactions” under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless such transactions meet the delayed-settlement provision of the rule.
Repurchase agreements and reverse repurchase agreements may be subject to additional regulation as qualified financial contracts (see “Qualified Financial Contracts” below for additional information).
When-Issued Securities, Forward Commitments and Delayed Delivery Transactions Risk.   Securities may be purchased on a “forward commitment” or “when-issued” basis, meaning securities are purchased or sold with payment and delivery taking place in the future (sometimes referred to as “delayed delivery”), in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the return on a comparable security when the transaction is consummated may vary from the return on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.
Rule 18f-4 permits the Fund to enter into when-issued or forward-settling securities and non-standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in
Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. See “Restrictions on the Use of Derivative and Other Transactions” above for additional information.
Short Sales Risk.   The Fund may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own as a means of attractive financing for purchasing other assets or in anticipation that the market price of that security will decline. The Fund may make short sales for financing, for risk management, in order to maintain portfolio flexibility or to enhance income or gain.
When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.
The Fund’s obligation to replace the borrowed security may be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.
Short selling involves a number of risks. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may, but is not expected to, have substantial short positions and may engage in short sales where it does not own or have the immediate right to acquire the security sold short, and as such must borrow those securities to make delivery to the buyer under the short sale transaction. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions earlier than it had expected. Thus, the Fund may not be able to successfully implement any short sale strategy it employs due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions generally may exist for as long as six months and, in some cases, much longer. Short sales may also be subject to regulatory restrictions, including bans or increased margin requirements, which could adversely affect the Fund’s ability to execute or maintain short positions.
To the extent the Fund engages in short sales, it will comply with the applicable provisions of Rule 18f-4 with respect to such transactions. See “Restrictions on the Use of Derivative and Other Transactions” above for additional information.
Qualified Financial Contracts
Regulations adopted by federal banking regulators under the Dodd-Frank Act, which took effect in 2019, require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of a fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a fund’s credit and counterparty risks.

Other Risks Relating to Fund Investments
Risks Associated with Investments in Equity Securities Incidental to Investments in Senior Loans.   From time to time, the Fund also may invest in or hold common stock and other equity securities incidental to the purchase or ownership of a senior loan or other debt instruments or in connection with a reorganization of a borrower. Investments in equity securities incidental to investments in senior loans or other debt instruments entail certain risks in addition to those associated with investments in senior loans or other debt instruments. Because equity is merely the residual value of a borrower after all claims and other interests, it is inherently more risky than senior loans or other debt instruments of the same borrower. The value of the equity securities may be affected more rapidly, and to a greater extent, by company- and industry-specific developments and general market conditions. These risks may increase fluctuations in the NAV of the Shares. The Fund frequently may possess material non-public information about a borrower as a result of its ownership of a senior loan or other debt instruments of a borrower. Because of prohibitions on trading in securities while in possession of material non-public information, the Fund might be unable to enter into a transaction in a security of the borrower when it would otherwise be advantageous to do so.
Warrants Risk.   Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. Warrants have a subordinate claim on a borrower’s assets compared with senior loans. As a result, the values of warrants generally are dependent on the financial condition of the borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants may be more volatile than those of senior loans or corporate bonds and this may increase the volatility of the NAV of the Shares.
Lender Liability Risk.   A number of U.S. judicial decisions have upheld judgments of borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.
In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (i) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower; (ii) engages in inequitable conduct to the detriment of the other creditors; (iii) engages in fraud with respect to, or makes misrepresentations to, the other creditors; or (iv) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of the borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”
Because affiliates of, or persons related to, FS Credit Income Advisor may hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.
In addition, recent litigation and regulatory trends have broadened the scope of lender liability claims, including actions related to restructuring, bankruptcy, or distressed lending situations. The Fund may be subject to increased risk of such claims in connection with workouts, amendments, or enforcement actions involving its portfolio investments. The cost of defending against lender liability or equitable subordination claims, and any related judgments or settlements, could adversely affect the Fund’s returns.
Distressed Investments, Litigation, Bankruptcy and Other Proceedings Risk.   The Fund may invest in debt securities and other obligations of stressed issuers. Investments in distressed securities involve a material risk of involving the Fund in a related litigation. Such litigation can be time consuming and expensive, and can frequently lead to unpredicted delays or losses. Litigation expenses, including payments pursuant to settlements or judgments, generally will be borne by the Fund. The Fund may also invest in equity securities of companies involved in, or that have recently completed, bankruptcy or other reorganization proceedings.
There are a number of significant risks when investing in companies involved in bankruptcy or other reorganization proceedings, and many events in a bankruptcy are the product of contested matters and adversary proceedings which are beyond the control of the creditors. A bankruptcy filing may have adverse and permanent effects on a company. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. In addition, the duration of a bankruptcy or other reorganization proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while a plan of reorganization is being negotiated, approved by the creditors and, if applicable, confirmed by the bankruptcy court, and until it ultimately becomes effective. In bankruptcy, certain claims, such as claims for taxes, wages and certain trade claims, may have priority by law over the claims of certain creditors and administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors.
Certain fixed-income securities invested in by the Fund could be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. If a court were to find that the issuance of the securities was a fraudulent transfer or conveyance, the court could void the payment obligations under the securities, further subordinate the securities to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the securities. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund may not receive any payment on the securities. If the Fund or FS Credit Income Advisor is found to have interfered with the affairs of a company in which the Fund holds a debt investment, to the detriment of other creditors or common shareholders of such company, the Fund may be held liable for damages to injured parties or a bankruptcy court. While the Fund will attempt to avoid taking the types of action that would lead to such liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity.
Insofar as the Fund’s portfolio includes obligations of non-U.S. obligors, the laws of certain foreign jurisdictions may provide for avoidance remedies under factual circumstances similar to those described above or under different circumstances, with consequences that may or may not be analogous to those described above under U.S. federal or state laws. Changes in bankruptcy laws (including U.S. federal and state laws and applicable non-U.S. laws) may adversely affect the Fund’s securities.
U.S. Government Debt Securities Risk.   U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. government debt securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are generally considered illiquid. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S.
government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. Government securities markets and ultimately the Fund. See “Risks Relating to the Fund’s Investment Program — U.S. Credit Rating and European Economic Crisis Risk.”
Equity Securities Risk.   Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stock prices may also be affected by technological disruptions, shifts in consumer preferences, and changes in regulatory or tax policy. Geopolitical events, pandemics, and climate-related incidents may cause broad market declines or affect particular sectors disproportionately. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers.
Investments in American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”) and other similar global instruments are generally subject to risks associated with equity securities and investments in non-U.S. securities. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. See “— Depositary Receipts.”
Dividends.   The Fund may invest in equity securities. Dividends relating to these equity securities may not be fixed but may be declared at the discretion of a portfolio company’s board of directors.
There is no guarantee that a company in which the Fund invests will declare dividends in the future or that, if declared, the dividends will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. See “Interest Rate Risk.” The Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.
Smaller Capitalization Company Risk.   The Fund may invest from time to time in smaller and medium sized companies. Smaller capitalization companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a smaller capitalization company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.
The securities of smaller capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization securities or the market as a whole. In addition, smaller capitalization securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in smaller capitalization securities requires a longer term view.
Small and Mid-Cap Stock Risk.   The Fund may invest in companies with small or medium capitalizations. Smaller and medium capitalization stocks can be more volatile than, and perform differently from, larger capitalization stocks. There may be less trading in a smaller or medium company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller and medium company stocks may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Smaller and medium companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller and medium company’s stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public.
Investments in Unseasoned Companies Risk.   The Fund may invest in the securities of smaller, less seasoned companies. These investments may present greater opportunities for growth but also involve greater risks than customarily are associated with investments in securities of more established companies. Some of the companies in which the Fund may invest will be start-up companies which may have insubstantial operational or earnings history or may have limited products, markets, financial resources or management depth. Some may also be emerging companies at the research and development stage with no products or technologies to market or approved for marketing. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. Securities of emerging companies may lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. Competitors of certain companies, which may or may not be in the same industry, may have substantially greater financial resources than many of the companies in which the Fund may invest.
Securities of Smaller and Emerging Growth Companies.   Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general.
These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.
While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Full development of these companies and trends frequently takes time.
Small cap and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in Fund management’s judgment, such disposition is not desirable.
The process of selection and continuous supervision by Fund management does not guarantee successful investment results. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper.
The Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies.
Growth Stock Risk.   Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Stocks of companies FS Credit Income Advisor believes are fast growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. If FS Credit Income Advisor’s assessment of the prospects for a company’s earnings growth is wrong, or if FS Credit Income Advisor’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that FS Credit Income Advisor has placed on it.
Value Stock Risk.   FS Credit Income Advisor may be wrong in its assessment of a company’s value and the stocks the Fund owns may not reach what FS Credit Income Advisor believes are their full values. A particular risk of the Fund’s value stock investments is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Fund’s relative performance may suffer.
Risks Associated with Private Company Investments.   At any given time, the Fund anticipates making investments in private companies that the Fund may need to hold for several years or longer. The Fund may invest in equity securities or debt securities, including debt securities issued with warrants to purchase equity securities or that are convertible into equity securities, of private companies. The Fund may enter into private company investments identified by FS Credit Income Advisor, or may co-invest in private company investment opportunities owned or identified by other third-party investors, such as private equity firms, with which none of the Fund nor FS Credit Income Advisor is affiliated. However, the Fund does not intend to invest in hedge funds or private equity funds.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles (“GAAP”) and are not required to maintain effective internal controls over financial reporting. As a result, FS Credit Income Advisor may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Fund’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives.

Private Company Management Risk.   Private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. The Fund generally does not intend to hold controlling positions in the private companies in which it invests. As a result, the Fund is subject to the risk that a company may make business decisions with which the Fund disagrees and that the management and/or stockholders of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity of such private investments, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a private portfolio company and may therefore suffer a decrease in the value of the investment.
Private Company Liquidity Risk.   Securities issued by private companies are typically illiquid. If there is no readily available trading market for privately issued securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. See “Liquidity Risk.”
Private Company Valuation Risk.   There is typically not a readily available market value for the Fund’s private investments. The Fund’s valuation designee values private company investments in accordance with FS Credit Income Advisor’s valuation guidelines. FS Credit Income Advisor is not required to but may utilize the services of one or more independent valuation firms to aid in determining the fair value of these investments. Valuation of private company investments may involve application of one or more of the following factors: (i) analysis of valuations of publicly traded companies in a similar line of business; (ii) analysis of valuations for comparable merger or acquisition transactions; (iii) yield analysis; and (iv) discounted cash flow analysis. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s private investments may differ significantly from the values that would have been used had a readily available market value existed for such investments and may differ materially from the amounts the Fund may realize on any dispositions of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s NAV could be adversely affected if FS Credit Income Advisor’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments.
Reliance on FS Credit Income Advisor.   The Fund may enter into private investments identified by FS Credit Income Advisor, in which case the Fund will be more reliant upon the ability of FS Credit Income Advisor to identify, research, analyze, negotiate and monitor such investments, than is the case with investments in publicly traded securities. As little public information exists about many private companies, the Fund will be required to rely on FS Credit Income Advisor’s diligence efforts to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. The costs of diligencing, negotiating and monitoring private investments will be borne by the Fund, which may reduce the Fund’s returns.
Co-Investment Risk.   The Fund may also co-invest in private investments sourced by third-party investors unaffiliated with either the Fund or FS Credit Income Advisor, such as private equity firms. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction. To the extent that the lead investor in such a co-investment opportunity assumes control of the management of the private company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operation of the company’s business. The Fund’s ability to dispose of such investments is typically severely limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment. Often, the Fund may exit such investment only in a transaction, such as an initial public offering or sale of the company, on terms arranged by the lead investor. Such investments may be subject to additional valuation risk, as the Fund’s ability to accurately determine the fair value of the investment may depend upon the receipt of information from the lead investor. The valuation assigned to such an investment through application of the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co-investors.
Private Company Competition Risk.   Many entities may potentially compete with the Fund in making private investments. Many of these competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition, the Fund may not be able to pursue attractive private investment opportunities from time to time.
Private Debt Securities Risk.   Private companies in which the Fund invests may be unable to meet their obligations under debt securities held by the Fund, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. Private companies in which the Fund invests may have, or may be permitted to incur, other debt that ranks equally with, or senior to, debt securities in which the Fund invests. Privately issued debt securities are often of below investment grade quality and frequently are unrated. See “High-Yield Instruments Risks.”
Affiliation Risk.   There is a risk that the Fund may be precluded from investing in certain private companies due to regulatory implications under the 1940 Act or other laws, rules or regulations or may be limited in the amount it can invest in the voting securities of a private company, in the size of the economic interest it can have in a private company or in the scope of influence it is permitted to have in respect of the management of a private company. Should the Fund be required to treat a private company in which it has invested as an “affiliated person” under the 1940 Act, the 1940 Act would impose a variety of restrictions on the Fund’s dealings with the private company. Moreover, these restrictions may arise as a result of investments by other clients of FS Credit Income Advisor or its affiliates in a private company. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist, and could impact the universe of investable private companies for the Fund. The fact that many private companies may have a limited number of investors and a limited amount of outstanding equity heightens these risks.
New Issues Risk.   “New Issues” are initial public offerings (“IPOs”) of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable initial public offerings and therefore investors should not rely on any past gains from IPOs as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.
Preferred Securities Risk.   The Fund may invest in two types of preferred securities, described below. Preferred securities issued by an entity taxable as a corporation are generally referred to as traditional preferred securities. Traditional preferred securities generally pay fixed or adjustable rate dividends (or a combination thereof — e.g., a fixed rate that moves to an adjustable rate after some period of time) to investors and generally have a “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on typical preferred securities currently outstanding are cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred stock held by the Fund determine not to pay dividends on such stock, the amount of dividends the Fund pays may be adversely affected. There are no assurances that dividends or distributions on the traditional preferred securities in which the Fund may invest will be declared or otherwise made payable.
Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation value that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the “Dividends Received Deduction.” Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.
The second type of preferred securities in which the Fund may invest are referred to as trust preferred securities. Trust preferred securities are a comparatively new asset class and are typically issued by corporations, generally in the form of interest-bearing notes with preferred security characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the deferral period is five years or more. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.
Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®”); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPS(SM)”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.
Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct, for tax purposes, the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, holders of trust preferred securities are treated as recognizing interest rather than dividends for U.S. federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically, a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.
There are special risks associated with investing in each type of preferred security, including:
Deferral Risk.   Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.
Subordination Risk.   Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.
Limited Voting Rights Risk.   Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.
Special Redemption Rights Risk.   In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in U.S. federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.
New Types of Securities Risk.   From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if FS Credit Income Advisor believes that doing so would be consistent with the Fund’s investment objective and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.
Convertible Securities Risk.   Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally: (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value,” or determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and its “conversion value,” or the security’s worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases as the convertible security approaches maturity. Although under normal market conditions longer-term convertible debt securities have greater yields than do shorter-term convertible debt securities of similar quality, they are subject to greater price fluctuations.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
A “synthetic” convertible security may be created by the Fund or by a third party by combining separate securities that possess the two principal characteristics of a traditional convertible security: an income producing component and a convertible component. The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible security comprises two or more separate securities, each with its own market value. Because the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component, the value of a synthetic convertible security may respond differently to market fluctuations than a traditional convertible security. The Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the issuer of the convertible note (typically an investment bank), rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment and the Fund in turn assumes credit risk associated with the issuer of the convertible note.
Material, Non-Public Information.   From time to time, FS Credit Income Advisor or its affiliates may come into possession of confidential or material, non-public information in a manner that would limit the ability of the Fund to acquire investments or dispose of investments held by the Fund. The Fund’s investment flexibility may be constrained because applicable law may prohibit the Fund from trading such securities. Therefore, FS Credit Income Advisor or its affiliates may acquire confidential or material, non-public information in a manner that restricts them from initiating transactions in certain securities or liquidating or selling certain investments at a time when FS Credit Income Advisor would otherwise take such an action.
Depositary Receipts.   The Fund may hold investments in sponsored and unsponsored ADRs, EDRs, GDRs and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and

GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present the additional investment considerations of non-U.S. securities.
Rights Offerings and Warrants Risk.   The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe for and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe for additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the related security’s market price such as when there is no movement in the level of the underlying security. This risk is substantially greater than the risk associated with investments in common stock because the price of rights and warrants do not necessarily move with the price of the underlying security. Buying a right or warrant does not make the Fund a shareholder of the underlying security.
Liquidity Risk.   The Fund may invest without limitation in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid investments if qualified institutional buyers are unwilling to purchase these securities.
Illiquid and restricted investments may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted investments generally is more volatile than that of more liquid investments, which may adversely affect the price that the Fund pays for or recovers upon the sale of such investments. Illiquid and restricted investments may also be more difficult to value, especially in challenging markets. FS Credit Income Advisor’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted investments may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period.
To the extent that the traditional dealer counterparties that engage in debt trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the debt markets. Additionally, market participants other than the Fund may attempt to sell debt holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.
Rule 144A Securities Risk.   The Fund may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act (“Rule 144A Securities”). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A under the Securities Act, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board. Because it is not possible to predict with certainty how the market for Rule 144A Securities will develop, the Board directs FS Credit Income Advisor to carefully monitor the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to

Rule 144A, the Fund’s investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.
Other Investment Companies.   The Fund may invest in securities of other open- or closed-end investment companies (including ETFs and business development companies (“BDCs”)), subject to applicable regulatory limits, that invest primarily in securities the types of which the Fund may invest directly. The market value of the shares of other investment companies may differ from their NAV. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Shareholders will therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. FS Credit Income Advisor will take expenses into account when evaluating the investment merits of an investment in an investment company relative to other available investments.
The securities of other investment companies, including ETFs or BDCs, in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies, including ETFs or BDCs, that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.
The Fund may invest in ETFs, which are investment companies that typically aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are typically passively managed and their shares are traded on a national exchange or The NASDAQ Stock Market. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurances that an ETF’s investment objectives will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.
The Fund may invest in other registered investment companies in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund.
Risks Associated with Market Developments and Regulatory Changes
Market Developments Risk.   U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. The occurrence of events similar to those in recent years, such as ongoing wars in Europe and the Middle East, the outbreak of infectious diseases such as COVID-19, Ebola or the Zika Virus, terrorist attacks in the U.S. and around the world, social and political discord, debt crises (such as the Greek crisis), sovereign debt downgrades, or the exit or potential exit of one or more countries from the EU, among others, may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the securities markets may be affected by these events and cannot predict the effects of these and similar events in the future on the U.S. economy and securities markets. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out the duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Additionally, increasing cybersecurity threats, technological disruptions and climate-related events (such as natural disasters and extreme weather) may cause sudden and significant market disruptions. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.
The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, the U.S. budget and deficit reduction plan and foreign policy tensions with foreign nations, including embargoes, tariffs, sanctions, trade wars, and other similar developments, has in the past resulted, and may in the future result, in a government shutdown, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns, U.S. foreign policy, the imposition of tariffs, and other U.S. economic policies and any related domestic and/or geopolitical tensions may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. government securities markets and ultimately the Fund. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.
Significant uncertainty exists with respect to changes in legislation, regulation, and government policy at the federal, state, and local levels in the U.S. and internationally. Recent and potential future changes to fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policies may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, corporate taxes, inflation, and the overall regulatory environment. These uncertainties and changes could adversely affect the Fund’s business, financial condition, operating results, and cash flows. Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Instability in the credit markets has made it more difficult at certain times for a number of issuers of debt instruments to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt instruments may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. Certain borrowers may, due to macroeconomic conditions, be unable to repay their senior loans or other debt obligations because of these conditions. A borrower’s failure to satisfy financial or operating covenants imposed by lenders could lead to defaults and, potentially, termination of the senior loans and foreclosure on the underlying secured assets, which could trigger cross-defaults under other agreements and jeopardize a borrower’s ability to meet its obligations under its debt instruments. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting borrower. The Fund may also experience a loss of principal.
Any of these developments could also (i) make it more difficult for the Fund to accurately value its portfolio securities or to sell its portfolio securities on a timely basis; (ii) adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns to the Shareholders; and (iii) adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, lead to lower credit ratings of the issuer and increased defaults by the issuer. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the NAV and market price of the Shares.

Natural Disasters, Adverse Weather Conditions, and Climate Change.   Certain areas of the world may be exposed to adverse weather conditions, such as major natural disasters and other extreme weather events, including hurricanes, earthquakes, typhoons, floods, tidal waves, tsunamis, volcanic eruptions, wildfires, droughts, windstorms, coastal storm surges, heat waves, and rising sea levels, among others. Some countries and regions may not have the infrastructure or resources to respond to natural disasters, making them more economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions also may have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters. Climate change, which is the result of a change in global or regional climate patterns, may increase the frequency and intensity of such adverse weather conditions, resulting in increased economic impact, and may pose long-term risks to the Fund’s investments. The future impact of climate change is difficult to predict but may include changes in demand for certain goods and services, supply chain disruption, changes in production costs, increased legislation, regulation, international accords and compliance-related costs, changes in property and security values, availability of natural resources and displacement of peoples. Legal, technological, political and scientific developments regarding climate change may create new opportunities or risks for issuers in which the Fund invests. These developments may create demand for new products or services, including, but not limited to, increased demand for goods that result in lower emissions, increased demand for generation and transmission of energy from alternative energy sources and increased competition to develop innovative new products and technologies. These developments may also decrease demand for existing products or services, including, but not limited to, decreased demand for goods that produce significant greenhouse gas emissions and decreased demand for services related to carbon based energy sources, such as drilling services or equipment maintenance services.
Economic Downturn or Recession.   Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.
Government Intervention in the Financial Markets Risk.   Instability in the financial markets has led the U.S. government, the U.S. Federal Reserve and foreign governments and central banks around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. U.S. federal and state and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities, debt instruments or structured products in which the Fund invests, or the issuers of such securities or structured products, in ways that are unforeseeable or not fully understood or anticipated. See “Legislation and Regulation Risk.” Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such programs may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. FS Credit Income Advisor will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Legislation and Regulation Risk.   The Fund is subject to the risk that changes in legislation, regulation, or government policy — whether in the United States or abroad — could materially affect its investments, operations, or performance. U.S. and global financial markets continue to be subject to evolving regulatory frameworks, including ongoing rulemaking by the SEC, CFTC, and other domestic and foreign regulators. These may include rules and guidance related to derivatives, leverage, risk management, market structure, disclosure, financial consumer protection, environmental, social and governance disclosures, cybersecurity, proprietary trading, and other areas.
Regulatory changes may increase the Fund’s and FS Credit Income Advisor’s compliance, operational, transaction, and reporting costs, and may limit or restrict the types of instruments or strategies in which the Fund may invest. Increased regulatory oversight and enforcement can also impose administrative burdens on the Fund and FS Credit Income Advisor, including, without limitation, responding to examinations, investigations, and implementing new policies and procedures. At any time after the date of this prospectus, legislation by U.S. and foreign governments may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on the entities in which the Fund invests.
Legislation or regulation may also change the way in which the Fund itself is regulated. There can be no assurance that future legislation, regulation, deregulation or changes in regulatory interpretation or enforcement will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective. Regulatory changes and the pace of regulatory developments remain unpredictable. The Fund cannot predict the effect of future regulatory or legislative initiatives, or their impact on the Fund’s strategies, operations, or ability to achieve its investment objectives.
Defensive Investing Risk.   In response to market conditions and for defensive purposes, the Fund may allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash.
Risks Relating to the Fund’s Investment Program
Valuation Risk.   There may be no central place or exchange for certain of the securities or instruments in which the Fund invests. Bonds and certain other debt securities, for example, generally trade on an OTC market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of bonds and certain other debt securities may carry more risk than that of common stock which trades on national exchanges. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a bond or other debt security is sold in the market, the amount received by the Fund is less than the value of such bond or other debt security carried on the Fund’s books.
Leverage Risk.   The Fund may use leverage to seek to achieve its investment objective. Leverage involves risks and special considerations for Shareholders, including (i) the likelihood of greater volatility of NAV and dividend rate of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders; (iii) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) when the Fund uses financial leverage, the Management Fee payable to FS Credit Income Advisor will be higher than if the Fund did not use leverage; and (v) the likelihood that leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by the Shareholders (as opposed to, e.g., holders of the Fund’s preferred shares, if any). Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. This greater NAV decrease will also tend to cause a greater decline in the market price for Shares when and if Shares are ever listed on a national securities exchange. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit the Shareholders.

Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage would likely operate to reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce any of its outstanding leverage as described above.
The 1940 Act generally limits the extent to which the Fund may utilize borrowings and “uncovered” transactions that may give rise to a form of leverage, including reverse repurchase agreements, swaps, futures and forward contracts, options, the leverage incurred from securities lending transactions and other derivative transactions or short selling, together with any other senior securities representing indebtedness, to 33 1∕3% of the Fund’s Managed Assets at the time utilized. In addition, the 1940 Act limits the extent to which the Fund may issue preferred shares to 50% of the Fund’s Managed Assets (less the Fund’s obligations under senior securities representing indebtedness). In accordance with Rule 18f-4, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. See “Restrictions on the Use of Derivative and Other Transactions” above for additional information.
Certain types of leverage the Fund may use may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for any preferred shares issued by the Fund. The terms of any borrowings or these rating agency guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. FS Credit Income Advisor does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
The Fund may invest in the securities of other investment companies. Such investment companies may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the NAV of the Shares and the returns to Shareholders.
The Fund may enter into a new credit facility and/or a credit facility may be replaced or refinanced by one or more credit facilities having substantially different terms, by the issuance of debt securities or by the use of other forms of leverage.
Illustration.   The following table illustrates the effect of leverage on returns from an investment in our shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $991.5 million in average total assets, (ii) a weighted average cost of funds of 5.49%, (iii) $198.3 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 25% of its average net assets during such period) and (iv) $793.2 million in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.
Assumed Return on the Fund’s Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to Shareholders	(13.9)%	(7.6)%	(1.4)%	4.9%	11.1%
Similarly, assuming (i) $991.5 million in average total assets, (ii) a weighted average cost of funds of 5.49% and (iii) $198.3 million in borrowings outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.10% in order to cover the annual interest payments on the Fund’s outstanding borrowings.
Cost of Capital and Net Investment Income Risk.   If the Fund uses debt to finance investments, its net investment income may depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. As a result, the Fund can offer no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income. In periods of rising interest rates when it has debt outstanding, the Fund’s cost of funds will increase, which could reduce the Fund’s net investment income. The Fund may use interest rate risk management techniques in an effort to limit its exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the 1940 Act.
These activities may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition and results of operations.
Prepayment and Maturity Extension Risk.   Prepayment risk occurs when a debt investment held by the Fund can be repaid in whole or in part prior to its maturity. The amount of prepayable obligations in which the Fund invests from time to time may be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers may prepay investments more quickly than anticipated, reducing the yield to maturity and the average life of the relevant investment. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate of interest on the security that was prepaid. To the extent that the Fund purchases the relevant investment at a premium, prepayments may result in a loss to the extent of the premium paid. If the Fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income, which may be taxable as ordinary income to investors. In a period of rising interest rates, prepayments of investments may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Since the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than shorter-term investments, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an investment with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or delay prepayments and thus affect maturities.
Non-U.S. Securities Risk.   Investments in certain non-U.S. securities involve factors not typically associated with investing in the United States or other developed countries, including risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices, and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or confiscatory taxation; other government restrictions by the United States or other governments; higher rates of inflation; higher transaction costs; and reliance on a more limited number of commodity inputs, service providers, and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets. Certain non-U.S. markets may rely heavily on particular industries or non-U.S. capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against non-U.S. countries, organizations, entities and/or individuals may adversely affect the Fund’s non-U.S. holdings or exposures. Certain non-U.S. investments may also be subject to higher risks related to currency fluctuations, sovereign default, cyberattacks and climate or natural disaster events. Certain non-U.S. investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain non-U.S. investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. The risks of investments in emerging markets, as described below and including the risks described above, are usually greater than the risks involved in investing in more developed markets. Because non-U.S. securities may trade on days when the Shares are not priced, the Fund’s NAV may change at times when Shares cannot be sold.
Rules adopted under the 1940 Act permit the Fund to maintain its non-U.S. securities and foreign currency in the custody of certain eligible non-U.S. banks and securities depositories, and the Fund generally holds its non-U.S. securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible sub-custodians for the Fund, in which event the Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or the Fund may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside their countries.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell non-U.S. securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations. In addition, the U.S. government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for FS Credit Income Advisor to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its non-U.S. securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.
Historically, the volume of transactions effected on foreign stock exchanges has been appreciably below that of U.S. exchanges. Accordingly, the Fund’s non-U.S. securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.
A number of countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. The 1940 Act restricts the Fund’s investments in securities of other closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their NAVs. If the Fund acquires shares in closed-end investment companies, Shareholders would bear both their proportionate share of the Fund’s expenses (including investment advisory fees) and, indirectly, the expenses of such closed-end investment companies. The Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.
Emerging Markets Risk.   The Fund may invest in non-U.S. securities of issuers in so-called “emerging markets” (or lesser developed countries). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. “Emerging market” countries generally include all countries other than “developed” countries as determined by MSCI classifications. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack, or relatively early development, of legal structures governing private and foreign investments and private property. Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There are no assurances that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, those markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors. In addition, emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. Shareholder rights may be limited, and there may be greater uncertainty regarding property rights and legal recourse. The Fund may also be subject to Emerging Markets Risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Emerging markets are also more susceptible to disruptions from climate events, pandemics, and global supply chain interruptions.
Foreign Currency Risk.   Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result. Should the Fund invest in a debt security denominated in U.S. dollars and issued by an issuer whose functional currency is a currency other than the U.S. dollar, and such currency decreases in value against the U.S. dollar, such issuer’s ability to repay its obligation under the U.S. dollar-denominated security may be negatively impacted.
Sovereign Government and Supranational Debt Risk.   Investments in sovereign debt involve special risks. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. The ability of a foreign sovereign issuer, especially an emerging market country, to make timely payments on its debt obligations will also be strongly influenced by the sovereign issuer’s balance of payments, including export performance, its access to international credit facilities and investments, fluctuations of interest rates and the extent of its foreign reserves. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Also, there can be no assurances that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted and the Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt and increase the costs and expenses of the Fund.
LIBOR Risk.   The Fund’s investments, interest payment obligations and financing terms may be based on floating rates, such as LIBOR. Most LIBORs were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. As of September 30, 2024, the United Kingdom’s Financial Conduct Authority has confirmed that all publications of LIBOR, including all synthetic publications of the 1-, 3-, and 6-month U.S. dollar LIBOR settings, have ceased. The transition away from LIBOR is now substantially complete, but the long-term effects on financial markets and instruments remain uncertain. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, the Fund or the financial instruments in which the Fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. Instruments in which the Fund invests historically paid interest at floating rates based on LIBOR or were subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests also historically obtained financing at floating rates based on LIBOR. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing.
SOFR Risk.   The Secured Overnight Financing Rate Data (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Currency Hedging Risk.   FS Credit Income Advisor may seek to hedge all or a portion of the Fund’s foreign currency risk. However, FS Credit Income Advisor cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.
Arbitrage Risk.   The Fund may engage in arbitrage strategies. Arbitrage strategies entail various risks, including the risk that external events, regulatory approvals and other factors will impact the consummation of announced corporate events and/or the prices of certain positions.
U.S. Credit Rating and European Economic Crisis Risk.    The credit ratings assigned to U.S. and European sovereign debt by major rating agencies may be downgraded at any time due to concerns about budget deficits, political dysfunction, or debt sustainability. For example, in August 2023, Fitch downgraded the U.S. government’s long-term credit rating, citing fiscal deterioration and governance concerns. Other rating agencies have taken or may take similar actions. In recent years, several European countries have also faced downgrades, and ongoing risks related to sovereign debt levels, political fragmentation, and regional crises continue to present risks for the EU and its member states. Uncertainty regarding the terms of the United Kingdom’s exit from the European Union (“Brexit”) and the possibility of further referendums or policy shifts in other European countries may continue to disrupt financial markets.

Any further downgrade or negative outlook from credit rating agencies regarding the U.S. government’s or major European countries’ sovereign creditworthiness, or a perceived decline in credit quality, could adversely affect the U.S. and global financial markets, increase borrowing costs, and negatively impact the Fund’s ability to obtain debt financing on favorable terms. Sovereign debt crises, policy responses, or ineffective fiscal or monetary measures may contribute to further market volatility and economic uncertainty.
These developments and reactions of the credit markets to these developments could cause interest rates and borrowing costs to rise, which may negatively impact the Fund’s ability to obtain debt financing on favorable terms. In addition, any adverse economic conditions resulting from any further downgrade of the U.S. government’s sovereign credit rating or the economic crisis in Europe could have a material adverse effect on the Fund’s business, financial condition and results of operations.
Economic Recession or Downturn Risk.   Many of the Fund’s portfolio companies may be susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.
Risks Associated with Commodity Futures Trading Commission Rulemaking.   FS Credit Income Advisor has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Regulation 4.5 so that FS Credit Income Advisor is not subject to registration or regulation as a commodity pool operator (“CPO”) under the Commodity Exchange Act (the “CEA”) with respect to the Fund. In order to maintain the exclusion for FS Credit Income Advisor, the Fund must invest no more than a prescribed level of its liquidation value in certain futures, certain swap contracts and certain other derivatives subject to the CEA’s jurisdiction, and the Fund must not market itself as providing investment exposure to such instruments. If the Fund’s investments no longer qualify FS Credit Income Advisor for the exclusion, FS Credit Income Advisor may be subject to the CFTC’s CPO registration requirements with respect to the Fund, and the disclosure and operations of the Fund would need to comply with all applicable regulations governing commodity pools registered as investment companies under the 1940 Act and commodity pool operators. Compliance with the additional registration and regulatory requirements may increase operating expenses. Other potentially adverse regulatory initiatives could also develop.
Failure of Futures Commission Merchants and Clearing Organizations.   The Fund may deposit funds required to margin open positions in the derivative instruments subject to the CEA with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by a clearing broker from its customers are held by the clearing broker on a commingled basis in an omnibus account and may be invested by the clearing broker in certain instruments permitted under the applicable regulation. There is a risk that assets deposited by the Fund with any swaps or futures clearing broker as margin for futures contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing broker. In addition, the assets of the Fund may not be fully protected in the event of the clearing broker’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s combined domestic customer accounts.
Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures, swaps and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, with respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default or the clearing broker’s other clients or the clearing broker’s failure to extend own funds in connection with any such default, the Fund would not be able to recover the full amount of assets deposited by the clearing broker on its behalf with the clearing organization.
Interest Rate Risk.   The Fund is subject to financial market risks, including changes in interest rates.
General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, have a material adverse effect on the Fund’s investment objective and the Fund’s rate of return on invested capital. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by FS Credit Income Advisor. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs, if any. Further, in periods of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.
In the event of a rising interest rate environment, payments under floating rate debt instruments would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates. Conversely, declining interest rates may reduce the Fund’s income and returns and may increase prepayment risk in certain asset classes. An inverted yield curve or extended periods of interest rate volatility may further impact portfolio performance.
Investment Terms and Timeframe Risk.   Delays in investing the net proceeds of this Offering may impair the Fund’s performance. The Fund cannot assure investors that it will be able to identify any investments that meet the Fund’s investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest its assets on acceptable terms within the time period that it anticipates or at all, which could harm the Fund’s financial condition and results of operations.
Prior to investing in securities of portfolio companies, the Fund may invest primarily in cash, cash equivalents, U.S. government securities, repurchase agreements and high-quality debt instruments maturing in one year or less from the time of investment, which may produce returns that are significantly lower than the returns which it expects to achieve when the Fund’s portfolio is fully invested in securities meeting its investment objective. As a result, any distributions that the Fund pays while its portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when its portfolio is fully invested in securities meeting its investment objective.
Restrictions on Entering into Affiliated Transactions.   The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates without relying on an available exemption or the prior approval of the SEC. For purposes of the 1940 Act, the following persons are considered an affiliate of the Fund and the Fund is generally prohibited from buying any securities from or selling any securities to such affiliate: (i) any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities; (ii) any person that owns, directly or indirectly, 5% or more of the outstanding voting securities of FS Credit Income Advisor (or its controlling entities); or (iii) any person in which FS Credit Income Advisor or a person controlling or under common control with FS Credit Income Advisor owns, directly or indirectly, 5% or more of such person’s voting securities. The
1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times), without the prior approval of the SEC. If a person, directly or indirectly, holds more than 5% of the voting securities of the Fund or FS Credit Income Advisor (or either of their respective controlling entities), or is under common control with the Fund or FS Credit Income Advisor, the Fund is prohibited from buying any securities or other property from or selling any securities or other property to such person or certain of that person’s affiliates, or entering into “joint” transactions with such person or certain of that person’s affiliates, absent an available exemption or the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with its officers or Trustees or their affiliates.
In addition, the Fund is not permitted to co-invest with certain entities affiliated with FS Credit Income Advisor in transactions originated by FS Credit Income Advisor or its affiliates unless it has obtained an exemptive order from the SEC or co-invests alongside FS Credit Income Advisor or its affiliates in accordance with existing regulatory guidance and the allocation policies of FS Credit Income Advisor and its affiliates, as applicable. However, the Fund has received exemptive relief from the provisions of section 17(d) of the 1940 Act to invest in certain co-investment transactions alongside other funds managed by FS Credit Income Advisor or certain of its affiliates, subject to certain conditions.
In addition, entering into certain transactions that are not deemed “joint” transactions (for purposes of the 1940 Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the 1940 Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of future joint transactions, FS Credit Income Advisor may avoid allocating an investment opportunity to the Fund that it would otherwise allocate, subject to FS Credit Income Advisor’s then-current allocation policies and any applicable exemptive orders, and to FS Credit Income Advisor’s obligations to allocate opportunities in a fair and equitable manner consistent with their fiduciary duties owed to the Fund and other accounts advised by FS Credit Income Advisor and policies related to approval of investments.
Lack of Funds to Make Additional Investments Risk.   The Fund may not have the funds or ability to make additional investments in its portfolio companies. After the Fund’s initial investment in a portfolio company, it may be called upon from time to time to provide additional funds to such company or have the opportunity to increase its investment through the exercise of a warrant to purchase common stock. There is no assurance that the Fund will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Fund’s part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for the Fund to increase its participation in a successful operation or may reduce the expected return on the investment.
Funding Future Capital Needs Risk.   The net proceeds from this Offering may be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses, such as the Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and the Fund may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to it. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, or at all, the Fund’s ability to acquire investments and to expand the Fund’s operations will be adversely affected. As a result, the Fund would be less able to allocate its portfolio among various issuers and industries and achieve its investment objective, which may negatively impact its results of operations and reduce its ability to make distributions.
Uncertain Exit Strategies.   Due to the illiquid nature of some of the positions that the Fund may acquire, as well as the risks associated with the Fund’s investment strategies, the Fund is unable to predict with confidence what the exit strategy may ultimately be for any given investment, or that one will definitely be available. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors.

Other Risks Relating to the Fund
Artificial Intelligence.   Artificial intelligence, including machine learning and similar tools and technologies that collect, aggregate, analyze or generate data or other materials, (collectively, “AI”) and its current and potential future applications including in the private investment and financial industries, as well as the legal and regulatory frameworks within which AI operates, continue to rapidly evolve.
Recent technological advances in AI pose risks to the Fund, FS Credit Income Advisor, and the portfolio companies in which the Fund invests. The Fund and the portfolio companies in which the Fund invests could also be exposed to the risks of AI if third-party service providers or any counterparties, whether or not known to the Fund, also use AI in their business activities. The Fund and the portfolio companies in which the Fund invests may not be in a position to control the use of AI technology in third-party products or services.
Use of AI could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming accessible by other third-party AI applications and users. While FS Credit Income Advisor does not currently use AI to make investment recommendations, the use of AI could also exacerbate or create new and unpredictable risks to the Fund’s business, FS Credit Income Advisor’s business, and the business of the portfolio companies in which the Fund invests, including by potentially significantly disrupting the markets in which the Fund and its portfolio companies operate or subjecting the Fund, the portfolio companies in which the Fund invests, and the Advisor to increased competition and regulation, which could materially and adversely affect the business, financial condition or results of operations of the Fund, the portfolio companies in which the Fund invests, and FS Credit Income Advisor. In addition, the use of AI by bad actors could heighten the sophistication and effectiveness of cyber and security attacks experienced by the portfolio companies in which the Fund invests and the Advisor.
Independent of its context of use, AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that AI technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error — potentially materially so — and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI technology. To the extent that the Fund or the portfolio companies in which the Fund invests are exposed to the risks of AI use, any such inaccuracies or errors could have adverse impacts on the Fund or the portfolio companies in which the Fund invests.
AI technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.
Senior Management Personnel of FS Credit Income Advisor.   Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of FS Credit Income Advisor. FS Credit Income Advisor evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of FS Credit Income Advisor and its senior management team. The departure of any members of FS Credit Income Advisor’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on FS Credit Income Advisor’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. FS Credit Income Advisor’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, FS Credit Income Advisor may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. FS Credit Income Advisor may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Advisory Agreement and the Administration Agreement have termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without the payment of any penalty, upon 60 days’ written notice by FS Credit Income Advisor or, if the Board or the holders of a majority of the Fund’s outstanding voting securities determine that the Investment Advisory Agreement with FS Credit Income Advisor should be terminated, by the Fund. The Administration Agreement may be terminated at any time, without penalty, by either party, upon 60 days’ written notice to the other party. See “Management Fees — Investment Advisory Agreement.”
If any of these agreements are terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for the Fund to replace FS Credit Income Advisor. Furthermore, the termination of any of these agreements may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
FS Credit Income Advisor Relationships.   The Fund expects that FS Credit Income Advisor will depend on its relationships with private equity sponsors, investment banks, commercial banks and other market participants, and the Fund expects to rely to a significant extent upon these relationships, to provide it with potential investment opportunities. If FS Credit Income Advisor fails to maintain its existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom FS Credit Income Advisor have relationships are not obligated to provide the Fund with investment opportunities and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.
Closed-End Interval Fund Structure; Liquidity Risks.   The Fund operates as a diversified, closed-end management investment company structured as an “interval fund” and is designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Instead, the Fund will provide limited liquidity to Shareholders by offering to repurchase a limited amount of the Fund’s Shares (at least 5% but no more than 25%) quarterly. See “Quarterly Repurchases of Shares.” The Fund, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows. Therefore, an investment in the Fund, unlike an investment in a mutual fund or listed closed-end fund, is not a liquid investment.
Competition for Investment Opportunities.   The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than it does. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

Litigation.   From time to time, in the ordinary course of its operations, FS Credit Income Advisor and its affiliates may be subject to litigation and arbitration, which can be costly and divert significant portions of FS Credit Income Advisor’s time and resources. Any litigation or arbitration could have a materially adverse effect on the Fund.
Systems Risks.   The Fund depends on FS Credit Income Advisor to develop and implement appropriate systems for the Fund’s activities. Certain of the Fund’s and FS Credit Income Advisor’s operations interface with or depend on systems operated by third parties, including market counterparties and other service providers, and the Fund or FS Credit Income Advisor may not be in a position to verify the risks or reliability of such third-party systems. These programs or systems may be subject to certain defects, failures or interruptions, including, but not limited to, those caused by worms, viruses and power failures. Any such defect or failure could have a material adverse effect on the Fund. For example, such failures could cause settlement of trades to fail, lead to inaccurate accounting, recording or processing of trades and cause inaccurate reports, which may affect the Fund’s ability to monitor its investment portfolio and its risks. Studies have shown that a lack of adequate systems is often a significant contributing factor to failures of funds like the Fund.
Cybersecurity Risk.   As part of its business, FS Credit Income Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders. Similarly, service providers of FS Credit Income Advisor or the Fund, especially the Fund’s Administrator, may process, store and transmit such information. FS Credit Income Advisor has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to FS Credit Income Advisor may be susceptible to compromise, leading to a breach of FS Credit Income Advisor’s networks. FS Credit Income Advisor’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Online services provided by FS Credit Income Advisor to the Shareholders may also be susceptible to compromise. Breach of FS Credit Income Advisor’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed.
The service providers of FS Credit Income Advisor and the Fund are subject to the same electronic information security threats as FS Credit Income Advisor. In addition, the Fund and FS Credit Income Advisor have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or FS Credit Income Advisor. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed.
The loss or improper access, use or disclosure of FS Credit Income Advisor’s or the Fund’s proprietary information may cause FS Credit Income Advisor or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage.
There can be no assurance that the Fund or its service providers, or the issuers of the securities in which the Fund invests, will not suffer losses relating to cybersecurity breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties. The use of artificial intelligence and machine learning could exacerbate these risks.
Any of the foregoing events could have a material adverse effect on the Fund and the Shareholders’ investments therein.

Operational Risk.   The Fund depends on FS Credit Income Advisor to develop the appropriate systems and procedures to control operational risk. Operational risks arising from mistakes made in the confirmation or settlement of transactions, from transactions not being properly booked, evaluated or accounted for or other similar disruption in the Fund’s operations may cause the Fund to suffer financial loss, the disruption of its business, liability to clients or third parties, regulatory intervention or reputational damage. The Fund relies heavily on its financial, accounting and other data processing systems. The ability of its systems to accommodate an increasing volume of transactions could also constrain the Fund’s ability to properly manage the portfolio.
Purchase Price Risk.   The purchase price at which an investor purchases Shares will be determined at each daily closing and will equal the NAV per Share of the applicable class as of such date, plus the applicable Sales Load. As a result, in the event of an increase in the Fund’s NAV per Share of an applicable class, an investor’s purchase price may be higher than the prior daily closing price per Share of the applicable class, and therefore an investor may receive fewer Shares than if an investor had subscribed at the prior daily closing price.
Insufficient Capital Raise Risk.   There is no assurance that the Fund will raise sufficient proceeds in this Offering to allow the Fund to purchase a portfolio of investments allocated among various issuers and industries and generate income sufficient to cover the Fund’s expenses. Even if the Fund raises sufficient funds to cover the Fund’s expenses, a lower capital raise will result in the Fund’s fees and expenses constituting a larger percentage of an investor’s investment payable to the Fund’s fees and expenses. As a result, the Fund may be unable to achieve its investment objective and an investor could lose some or all of the value of his or her investment in the Fund.
“Best-Efforts” Offering Risk.   This Offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Fluctuations in Results.   The Fund could experience fluctuations in its operating results due to a number of factors, including the Fund’s ability or inability to make investments that meet the Fund’s investment objective, the interest or dividend rates payable on the securities it acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which it encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods.
Repurchase Risks.   Quarterly repurchases by the Fund of its Shares typically will be funded from available cash or sales of portfolio securities. If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2.00% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, but any such increases in the amounts repurchased may not exceed an aggregate of 2.00% in any three-month period. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2.00% of the Fund’s outstanding Shares (less any additional amounts repurchased in prior repurchase offers within a three-month period) as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request.
Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than FS Credit Income Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. FS Credit Income Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. The Fund’s investments are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. Additionally, to the extent the Fund consistently is in a “net repurchase” position, its assets will likely decline, which will in turn increase the Fund’s expense ratio and could place the continued viability of the Fund in jeopardy. If the Fund were to liquidate after a period of net repurchases, the assets left in the Fund would likely be the Fund’s more illiquid assets, which may result in remaining Shareholders being required to hold their investment in the Fund, and be subject to changes (including declines) in value, for a prolonged period of time while the Fund seeks to liquidate its remaining investments. In such a scenario, a Shareholder could lose the entire value of his or her investment in the Fund.
Large Shareholder Risk.   To the extent a large proportion of Shares are held by a small number of Shareholders, including affiliates of FS Credit Income Advisor, the Fund is subject to the risk that these Shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Shareholder. See “Repurchase Risks” above.
Distribution Payment Risk.   The Fund cannot assure investors that it will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions to Shareholders may constitute a return of capital to Shareholders and will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment rather than a return of earnings or gains derived from the Fund’s investment activities.
Investment Dilution Risk.   The Fund’s investors do not have preemptive rights to any Shares that the Fund may issue in the future. The Fund’s declaration of trust authorizes it to issue an unlimited number of Shares. A majority of the Board may amend the Fund’s declaration of trust. After an investor purchases Shares, the Board may elect to sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti-Takeover Risk.   The Fund’s declaration of trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it or from attempting to change the composition of the Board. Under the Fund’s declaration of trust, the Fund is not required to hold annual meetings of Shareholders. The Trustees are elected for indefinite terms and do not stand for reelection. The Fund’s declaration of trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the declaration of trust) with or without cause (i) at any meeting of Shareholders by a vote of 75% of the outstanding Shares or (ii) by a written instrument signed by at least two-thirds (66 2∕3%) of the remaining Trustees. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred shares; and the Board may, without Shareholder action, amend the Fund’s declaration of trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Conflicts of Interest Risk.   FS Credit Income Advisor and certain of its affiliates may experience certain conflicts of interest in connection with the management of the Fund, including, but not limited to: the allocation of FS Credit Income Advisor’s time and resources between the Fund and other investment activities; compensation payable by the Fund to FS Credit Income Advisor and its affiliates; overlapping investment objectives across FS Credit Income Advisor’s funds, accounts or other investment vehicles or its affiliates’ funds, accounts or other investment vehicles; the Fund’s reliance on exemptive relief that it has received from the SEC, which permits the Fund to participate in co-investment transactions with certain other funds advised by FS Credit Income Advisor or its affiliates; competition with certain affiliates of FS Credit Income Advisor for investment opportunities; investments at different levels of an entity’s capital structure by the Fund and other clients of FS Credit Income Advisor, subject to the limitations of the 1940 Act; investments by FS Credit Income Advisor and its affiliates and members of the senior management and investment teams and other employees of FS Credit Income Advisor or its members or their respective affiliates in securities or portfolio companies in which the Fund invests, subject to applicable law; differing recommendations given by FS Credit Income Advisor to the Fund versus other clients; sale of loans previously acquired after a short period of time to earn fees or other revenue, subject to applicable law, and receipt of asset-based fees from purchasers that are advisory clients; restrictions on FS Credit Income Advisor’s existing business relationships or use of material non-public information with respect to potential investments by the Fund; the formation of additional investment funds or entrance into other investment banking, advisory, investment advisory, and other relationships by FS Credit Income Advisor or its affiliates; and limitations on purchasing or selling securities to other clients of FS Credit Income Advisor or its affiliates and on entering into “joint” transactions with certain of the Fund’s affiliates. Additionally, investments at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities by the Fund and other clients of FS Credit Income Advisor may result in FS Credit Income Advisor coming into possession of confidential or material, non-public information that would limit the ability of the Fund to acquire or dispose of investments, even if such acquisition or disposition would otherwise be desirable. This could constrain the Fund’s investment flexibility and result in the Fund being unable or restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when FS Credit Income Advisor would otherwise take an action. See “Conflicts of Interest.”
Portfolio Fair Value Risk.   Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately-held companies in which the Fund may invest. Certain of the Fund’s investments may not be exchange-traded, but may, instead, be traded on a privately negotiated OTC secondary market for institutional investors. As a result, FS Credit Income Advisor, in its capacity as valuation designee, has adopted methods for determining the fair value of such securities and other assets, pursuant to its responsibility for applying such fair valuation methods that has been designated to it by the Board. In connection with the valuation process, the Board receives valuation reports from FS Credit Income Advisor as valuation designee on a quarterly basis. See “Determination of Net Asset Value.”
Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to comparable publicly traded companies, discounted cash flow and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Due to this uncertainty, fair value determinations may cause the Fund’s NAV on a given date to materially understate or overstate the value that it may ultimately realize upon the sale of one or more of its investments. Additionally, fair valuation processes for certain securities necessarily involve subjective judgments and assumptions about the value of an asset or liability and these judgments and assumptions may ultimately be incorrect.
ASC 820 and Other Changes in Accounting Rules.   The Fund’s assets and liabilities are valued in accordance with the valuation policies set forth herein, subject to the policies and oversight of the Board. However, for purposes of preparing the Fund’s annual audited financial statements, which are prepared in accordance with GAAP, certain of the Fund’s assets and liabilities may be valued in a manner that while consistent with GAAP, is different from the manner in which such assets are valued in accordance with the valuation policies set forth herein.
Specifically, for purposes of GAAP-compliant financial reporting, the Fund is required to follow a specific framework for measuring the fair value of its assets and liabilities, and is required to provide certain additional disclosures regarding the use of fair value measurements in their audited financial statements. Many of these requirements are set forth in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines and establishes a framework for measuring fair value under GAAP and expands financial statement disclosure requirements relating to fair value measurements. Other valuation-related requirements are contained in other provisions of GAAP, and other related Financial Accounting Standards Board (“FASB”) Statements and guidance. Additional FASB Statements and guidance, and additional provisions of GAAP, that may be adopted in the future may also impose additional, or different, specific requirements as to the valuation of assets and liabilities for purposes of GAAP-compliant financial reporting.
The Fund may determine in certain instances to value a particular asset at a different value for financial reporting purposes than the value of that same asset as determined in accordance with the valuation policies set forth herein. For example, FS Credit Income Advisor may determine that ASC 820 may require the Fund, for purposes of GAAP-compliant financial reporting, to value its investments at values that are at a discount to the values that are determined in accordance with the valuation policies set forth herein. Conversely, under other accounting guidelines, such as those set forth in ASC No. 805, “Business Combinations,” GAAP may require investments to be priced at values that would be different than values assigned under the valuation policies.
Accordingly, to the extent that GAAP would require any of the Fund’s assets or liabilities to be valued in a manner that differs from the valuation policies set forth herein, such assets or liabilities will be valued (x) in accordance with GAAP, solely for purposes of preparing the Fund’s GAAP-compliant annual audited financial statements, and (y) in accordance with the valuation policies set forth herein, subject to the policies and oversight of the Board (without regard to any GAAP requirements relating to the determination of fair value), for all other purposes.
Accounting standards applicable to investment funds, including ASC 820 and related rules, are subject to change and interpretation. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to inability to obtain a third-party determination of fair market value. Future changes in accounting standards may require the Fund to change its valuation processes, increase costs, or affect the timing and accuracy of the Fund’s financial statements.
ASC 740 — Accounting Changes; Effect on NAV.   Pursuant to FASB ASC 740, formerly known as FIN 48 (“ASC 740”), which provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements, the Fund is required to determine whether a tax position, based on its technical merits, meets a more-likely-than-not recognition threshold that the position will be sustained upon examination. As a result of such a determination, the Fund may be required to recognize a contingent tax liability in its NAV calculation if the related tax position meets the recognition criterion in ASC 740 and, conversely, may be required to unrecognize a contingent tax liability in its NAV calculation if the related tax position does not meet the recognition criterion in ASC 740. In addition, the NAV of the Fund may be adjusted if an uncertain tax position is settled. Recognition and measurement of each tax position, including any tax position for which there is a lack of authority and audit experience, is determined by the Board, in its sole discretion, based on discussions with FS Credit Income Advisor, tax advisers and the auditor and based on the facts and circumstances known at the time. There can be no assurance that any such determination will not change over time. Adjustments made to the NAV of the Fund in connection with the recognition or unrecognition of contingent tax liabilities may have a material positive or negative effect on certain Shareholders and prospective investors, depending on the circumstances.
Portfolio Turnover Risk.   The Fund is anticipated to be actively managed, and its portfolio turnover rate may exceed 100% in any fiscal year. However, the Fund cannot accurately predict its annual portfolio turnover rate, which may vary from year-to-year, as well as within a year. Portfolio turnover is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Risks Relating to the Fund’s RIC Status.   To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must, among other things, meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each tax year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in stock or other securities, or net income from “qualified publicly traded partnerships” (as defined in the Code). The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its tax years. As a result of these diversification requirements, the Fund may have to dispose of certain investments quickly in order to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times and may result in substantial losses to the Fund. In addition, in order to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each tax year at least 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and the excess, if any, of its net short-term capital gains over its net long-term capital losses) and its net tax-exempt income (if any), to Shareholders. If the Fund fails to qualify for taxation as a RIC for any reason, it would be subject to regular corporate-level U.S. federal income taxes on all of its taxable income and gains, and the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify as a RIC.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income.   Certain of the Fund’s investments may require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund may invest in loans and other debt obligations that will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations, which may further increase the amount that the Fund must distribute to maintain RIC status or avoid Fund-level U.S. federal income or excise taxes.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to FS Credit Income Advisor based on accruals that may never be realized. In addition, the deferral of paid-in-kind (“PIK”) interest also reduces a loan’s loan-to-value ratio at a compounding rate.
Uncertain Tax Treatment.   The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income so that it does not become subject to U.S. federal income or excise tax.

Effects of Leverage [Text Block]
Illustration.   The following table illustrates the effect of leverage on returns from an investment in our shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $991.5 million in average total assets, (ii) a weighted average cost of funds of 5.49%, (iii) $198.3 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 25% of its average net assets during such period) and (iv) $793.2 million in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.
Assumed Return on the Fund’s Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to Shareholders	(13.9)%	(7.6)%	(1.4)%	4.9%	11.1%
Similarly, assuming (i) $991.5 million in average total assets, (ii) a weighted average cost of funds of 5.49% and (iii) $198.3 million in borrowings outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.10% in order to cover the annual interest payments on the Fund’s outstanding borrowings.

Annual Dividend Payment	[1]					$ (0.37)
Effects of Leverage [Table Text Block]
Assumed Return on the Fund’s Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to Shareholders	(13.9)%	(7.6)%	(1.4)%	4.9%	11.1%

Return at Minus Ten [Percent]		(13.90%)
Return at Minus Five [Percent]		(7.60%)
Return at Zero [Percent]		(1.40%)
Return at Plus Five [Percent]		4.90%
Return at Plus Ten [Percent]		11.10%
No Public Trading [Text Block]		No public market exists for the Shares, and none is expected to develop.
No Trading History [Text Block]		Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The following description is based on relevant portions of the Delaware Statutory Trust Act and on the Fund’s declaration of trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act and the Fund’s declaration of trust and bylaws, copies of which are filed with the books and records of the Fund, for a more detailed description of the provisions summarized below.
Shares of Beneficial Interest
The Fund’s declaration of trust authorizes the Fund’s issuance of an unlimited number of shares of beneficial interest, par value $0.001 per share. The Fund’s declaration of trust permits the Board to authorize one or more classes of Shares (which classes may be designated as one or more series), with Shares of each such class or series having such preferences, voting powers, terms of redemption, if any, and special or relative rights or privileges (including conversion rights, if any) as the Board may determine. The Board may from time to time, without a vote of the Shareholders, divide, combine or, prior to the issuance of Shares, reclassify the Shares into a greater or lesser number without thereby changing the proportionate beneficial interest in such Shares. A majority of the Board, without any vote of Shareholders, may from time to time make any amendment to the Fund’s declaration of trust, including any amendment altering the terms or contract rights, as expressly set forth in the Fund’s declaration of trust, of any outstanding Shares, subject to the provisions of the 1940 Act.
The Fund currently offers seven different classes of Shares: Class A, Class I, Class L, Class M, Class T, Class U and Class U-2 Shares.
Affiliates of the Fund have been granted exemptive relief by the SEC permitting the Fund to offer multiple classes of Shares. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each Share class are different. The fees and expenses for the Fund are set forth in “Summary of Fees and Expenses.” The details of each Share class are set forth in “Plan of Distribution.”
There is currently no market for the Shares, including Class A, Class I, Class L, Class M, Class T, Class U and Class U-2 Shares, and the Fund does not expect that a market for the Shares, including Class A, Class I, Class L, Class M, Class T, Class U and Class U-2 Shares, will develop. Pursuant to the Fund’s declaration of trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.
Set forth below is a chart describing the classes of the Fund’s securities outstanding as of January 1, 2026:
(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Under Column (3)
Common shares of beneficial interest, par value $0.001 per share	Unlimited	—	56,704,791.707
Class A Shares	Unlimited	—	468,483.684
Class I Shares	Unlimited	—	31,297,958.524
Class L Shares	Unlimited	—	—
Class M Shares	Unlimited	—	—
Class T Shares	Unlimited	—	184,791.129
Class U Shares	Unlimited	—	10,237,437.083
Class U-2 Shares	Unlimited	—	14,516,121.287

Common Shares
Under the terms of the Fund’s declaration of trust, all Shares are fully paid and non-assessable when the consideration for such Shares is received by the Fund. Distributions may be paid to the holders of the Fund’s Class A, Class I, Class L, Class M, Class T, Class U and Class U-2 Shares (which shall be done pro rata among the Shareholders of a specific class) at the same time and in different per share amounts on such Class A, Class I, Class L, Class M, Class T, Class U and Class U-2 Shares if, as and when authorized and declared by the Board.
Each class of Shares shall represent beneficial interests in all of the Fund’s assets and shall have the same preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption (if any) as each other class of Shares except for such differences as are set forth in the Fund’s declaration of trust or any resolution of the Board. Except as may be provided by the Board in setting the terms of classified or reclassified Shares, Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract. The Fund’s declaration of trust provides that the Board shall have the power to repurchase or redeem Shares. In addition, the Shares are not subject to any mandatory redemption obligations by the Fund.
In the event of the Fund’s liquidation, dissolution or winding up, each share of a class of Shares would be entitled to be paid, out of the Fund’s assets that are legally available for distribution to the Shareholders after the Fund pays or makes reasonable provision for the payment of all claims and obligations and subject to any preferential rights of holders of the Fund’s preferred shares, if any preferred shares are outstanding at such time, a liquidation payment equal to the NAV per share of such class; provided, however, that if the Fund’s available assets are insufficient to pay in full the above described liquidation payment, then such assets, or the proceeds thereof, shall be distributed among the holders of Shares of each class of Shares ratably in the same proportion as the respective amounts that would be payable on such Shares of each class of Shares if all amounts payable thereon were paid in full.
Class A, Class I, Class L, Class M, Class T, Class U and Class U-2 Shares will vote together as a single class, and each share will be entitled to one vote on all matters submitted to a vote of Shareholders, including the election of trustees, and subject to the terms of any class or series of preferred shares, the holders of common shares shall have the exclusive right to vote on all matters as to which a Shareholder is entitled to vote pursuant to applicable law at all meetings of Shareholders; provided, however, that the holders of a class of Shares will have exclusive voting rights regarding any matter submitted to Shareholders that relates solely to such class and will have separate voting rights on any matter submitted to Shareholders in which the interests of that class differ from the interests of any other class. There will be no cumulative voting in the election of trustees, which means that holders of a majority of the outstanding Shares will be able to elect all of the Fund’s trustees, provided that there are no Shares of any other class or series of Shares outstanding entitled to vote in the election of trustees, and holders of less than a majority of such Shares will be unable to elect any trustee.
Under the Fund’s declaration of trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders, or in the future in compliance with the requirements of any exchange on which Shares may be listed in the future.
Preferred Shares and Other Securities
The Fund’s declaration of trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Preferred shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance and before any distribution is made with respect to the shares and before any purchase of shares is made, such preferred shares together with all other senior securities must not exceed an amount equal to 50% of the Fund’s Managed Assets after deducting the amount of such distribution or purchase price, as the case may be, and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more.
Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses
Under the Fund’s declaration of trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.
Except as otherwise provided in the Fund’s declaration of trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position.
The Fund has entered into the Investment Advisory Agreement with FS Credit Income Advisor. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, FS Credit Income Advisor is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.
Pursuant to the Fund’s declaration of trust, the Fund will advance the expenses of defending any action for which indemnification is sought if, among other requirements, the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund if it is subsequently determined that the indemnitee is not entitled to such indemnification.
Number of Trustees; Appointment of Trustees; Vacancies; Removal
The Fund’s declaration of trust provides that the number of Trustees shall be no less than one and no more than 15, as determined in writing by a majority of the Trustees then in office. As set forth in the declaration of trust, a Trustee’s term of office shall continue until his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been duly elected and qualified pursuant to the Fund’s declaration of trust. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.
The Fund’s declaration of trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the declaration of trust) with or without cause (i) at any meeting of Shareholders by a vote of 75% of the outstanding Shares or (ii) by a written instrument signed by at least two-thirds (66 2∕3%) of the remaining Trustees.
The Fund has a total of five members of the Board, four of whom are Independent Trustees. Pursuant to the 1940 Act, at least 40% of the members of the Board must be Independent Trustees.
Action by Shareholders
The Fund’s declaration of trust provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the Fund’s declaration of trust or a resolution of the Board specifying a greater or lesser vote requirement, and except as set forth above with respect to the election of Trustees, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.
Amendment of Declaration of Trust and Bylaws
Subject to the provisions of the 1940 Act, pursuant to the Fund’s declaration of trust, the Board may amend the declaration of trust without any vote of Shareholders. Pursuant to the Fund’s declaration of trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.
No Appraisal Rights
In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Fund’s declaration of trust provides that Shares shall not entitle Shareholders to appraisal rights.
Conflict with Applicable Laws and Regulations
The Fund’s declaration of trust provides that if and to the extent that any provision of the Fund’s declaration of trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Fund’s declaration of trust; provided, however, that such determination shall not affect any of the remaining provisions of the declaration of trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Security Dividends [Text Block]
DISTRIBUTIONS
Subject to the Board’s discretion and applicable legal restrictions, the Fund intends to declare ordinary cash distributions daily and pay them to Shareholders on a monthly basis. Such regular distributions are expected to be paid using all or a portion of the Fund’s Available Operating Funds, which are defined as the Fund’s net investment income after the application of the Expense Limitation, net capital gains and dividends and other distributions paid to the Fund on account of preferred and common equity investments in portfolio companies (to the extent such amounts are not included in net investment income or net capital gains). The Fund may also pay distributions from offering proceeds or borrowings, which may constitute a return of an investor’s original investment. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your Shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your Shares.
Subject to the Board’s discretion and applicable legal restrictions, the Fund from time to time may also pay special interim distributions in the form of cash or Shares. At least annually, the Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.
The Expense Limitation will have the effect of increasing the Available Operating Funds available to fund regular distributions. The Fund’s future repayments of amounts reimbursed or waived by FS Credit Income Advisor pursuant to the Expense Limitation will in turn reduce the Available Operating Funds available to fund regular distributions. There can be no assurance that the Fund will achieve the performance necessary to sustain its distributions or that it will be able to pay distributions at a specific rate or at all. FS Credit Income Advisor has no obligation to waive fees and expenses or otherwise reimburse expenses in future periods.
Each year a statement on Form 1099-DIV identifying the character of the distributions (i.e., as ordinary income, “qualified dividend income,” “capital gain dividends,” and/or a tax-free return of capital) will be mailed to Shareholders. Fund distributions to Shareholders may exceed the Fund’s earnings and profits for U.S. federal income tax purposes, especially during the period before the Fund has substantially invested the proceeds from this Offering. As a result, a portion of such distributions may constitute a return of capital and will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment rather than a return of earnings or gains derived from the Fund’s investment activities. In addition, certain investments the Fund makes, including preferred and common equity investments, may generate dividends and other distributions to the Fund that are treated for tax purposes as a return of capital, and a portion of the Fund’s distributions to Shareholders may also be deemed to constitute a return of capital for tax purposes to the extent that the Fund may use such dividends or other distribution proceeds to fund its distributions to Shareholders. There can be no assurance that the Fund will be able to pay distributions at a specific rate or at all.
To qualify for and maintain RIC tax treatment, the Fund must distribute on a timely basis with respect to each tax year an amount at least equal to the sum of 90% of its “investment company taxable income” and its net tax-exempt interest income, if any, for such tax year. In order to avoid certain excise taxes imposed on RICs, the Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary taxable income (taking into account certain deferrals and elections) for the calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 of the calendar year and (iii) any ordinary income and capital gains for previous years that were not distributed during such years and on which the Fund paid no federal income tax. The Fund can offer no assurance that it will achieve results that will permit the payment of any cash distributions. If the Fund issues senior securities, the Fund will be prohibited from making distributions if doing so causes it to fail to maintain the asset coverage ratios stipulated by the 1940 Act or if distributions are limited by the terms of any of the Fund’s borrowings. Any such limitations would adversely impact the Fund’s ability to make distributions to Shareholders.

Security Voting Rights [Text Block]		Class A, Class I, Class L, Class M, Class T, Class U and Class U-2 Shares will vote together as a single class, and each share will be entitled to one vote on all matters submitted to a vote of Shareholders, including the election of trustees, and subject to the terms of any class or series of preferred shares, the holders of common shares shall have the exclusive right to vote on all matters as to which a Shareholder is entitled to vote pursuant to applicable law at all meetings of Shareholders; provided, however, that the holders of a class of Shares will have exclusive voting rights regarding any matter submitted to Shareholders that relates solely to such class and will have separate voting rights on any matter submitted to Shareholders in which the interests of that class differ from the interests of any other class. There will be no cumulative voting in the election of trustees, which means that holders of a majority of the outstanding Shares will be able to elect all of the Fund’s trustees, provided that there are no Shares of any other class or series of Shares outstanding entitled to vote in the election of trustees, and holders of less than a majority of such Shares will be unable to elect any trustee.
Security Liquidation Rights [Text Block]		In the event of the Fund’s liquidation, dissolution or winding up, each share of a class of Shares would be entitled to be paid, out of the Fund’s assets that are legally available for distribution to the Shareholders after the Fund pays or makes reasonable provision for the payment of all claims and obligations and subject to any preferential rights of holders of the Fund’s preferred shares, if any preferred shares are outstanding at such time, a liquidation payment equal to the NAV per share of such class; provided, however, that if the Fund’s available assets are insufficient to pay in full the above described liquidation payment, then such assets, or the proceeds thereof, shall be distributed among the holders of Shares of each class of Shares ratably in the same proportion as the respective amounts that would be payable on such Shares of each class of Shares if all amounts payable thereon were paid in full.
Security Liabilities [Text Block]
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses
Under the Fund’s declaration of trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.
Except as otherwise provided in the Fund’s declaration of trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position.
The Fund has entered into the Investment Advisory Agreement with FS Credit Income Advisor. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, FS Credit Income Advisor is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.
Pursuant to the Fund’s declaration of trust, the Fund will advance the expenses of defending any action for which indemnification is sought if, among other requirements, the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund if it is subsequently determined that the indemnitee is not entitled to such indemnification.

Security Preemptive and Other Rights [Text Block]		Except as may be provided by the Board in setting the terms of classified or reclassified Shares, Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract.
Distributions May Reduce Principal [Text Block]		Under the terms of the Fund’s declaration of trust, all Shares are fully paid and non-assessable when the consideration for such Shares is received by the Fund. Distributions may be paid to the holders of the Fund’s Class A, Class I, Class L, Class M, Class T, Class U and Class U-2 Shares (which shall be done pro rata among the Shareholders of a specific class) at the same time and in different per share amounts on such Class A, Class I, Class L, Class M, Class T, Class U and Class U-2 Shares if, as and when authorized and declared by the Board.
Rights Subject to Other than Majority Vote [Text Block]
Action by Shareholders
The Fund’s declaration of trust provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the Fund’s declaration of trust or a resolution of the Board specifying a greater or lesser vote requirement, and except as set forth above with respect to the election of Trustees, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Outstanding Securities [Table Text Block]
(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Under Column (3)
Common shares of beneficial interest, par value $0.001 per share	Unlimited	—	56,704,791.707
Class A Shares	Unlimited	—	468,483.684
Class I Shares	Unlimited	—	31,297,958.524
Class L Shares	Unlimited	—	—
Class M Shares	Unlimited	—	—
Class T Shares	Unlimited	—	184,791.129
Class U Shares	Unlimited	—	10,237,437.083
Class U-2 Shares	Unlimited	—	14,516,121.287

Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Investment and Market Risk. An investment in the Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Shares represents an indirect investment in the portfolio of senior loans, corporate bonds and other securities and loans owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crisis (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. For instance, during periods of global economic downturn, the secondary markets for senior loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and corporate bonds can experience sudden and sharp price swings, which can be exacerbated by large or sustained sales by major investors in these markets, a high-profile default by a major borrower, movements in indices tied to these markets or related securities or investments, or a change in the market’s perception of senior loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and corporate bonds. At any point in time, an investment in the Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund, if any, and the ability of Shareholders to reinvest dividends. The Fund anticipates using leverage, which will magnify the Fund’s risks and, in turn, the risks to the Shareholders. Use of leverage is subject to the risks described below under “— Leverage Risk.”
Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Focused Investment Risk. To the extent that the Fund focuses its investments in a particular industry, the NAV of the common shares will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, tariffs, changes in interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.
Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Senior Loans Risk. The senior loans in which the Fund will invest will primarily be rated below investment grade, but may also be unrated and of comparable credit quality. As a result, although senior loans are senior and typically secured in a first or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such senior loans are generally similar to the risks of other below investment grade fixed income instruments. See “Below Investment Grade Rating Risk.” Investments in below investment grade senior loans are considered speculative because of the credit risk of the borrowers. Such borrowers are more likely than investment grade borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the NAV of the Shares and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a senior loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. Senior loans are subject to a number of risks described elsewhere in this prospectus, including non-payment of principal, liquidity risk and the risk of investing in below investment grade fixed-income instruments.
Senior loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Shares. There can be no assurance that the liquidation of any collateral securing a senior loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a senior loan. The collateral securing a senior loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a borrower. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Additionally, a senior loan may be “primed” in bankruptcy, which reduces the ability of the holders of the senior loan to recover on the collateral. Priming takes place when a debtor in bankruptcy is allowed to incur additional indebtedness by the bankruptcy court and such indebtedness has a senior or pari passu lien with the debtor’s existing secured indebtedness, such as existing senior loans or secured corporate bonds.
There may be less readily available information about most senior loans and the borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act or registered under the Exchange Act, and borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and in addition are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, FS Credit Income Advisor will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources.
The secondary trading market for senior loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain senior loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, investments in bank loans may not be securities and may not have the protections of the federal securities laws. In such circumstances, fewer legal protections may be available with respect to the Fund’s investment in senior loans. In particular, if a senior loan is not considered a security under the federal securities laws, certain legal protections normally available to securities investors under the federal securities laws, such as those against fraud and misrepresentation, may not be available.
Senior loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Shares. Similarly, a sudden and significant increase in market interest rates may increase the risk of payment defaults and cause a decline in the value of these investments and in the NAV of Shares. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of senior loans and other debt obligations, impairing the NAV of the Shares. Senior loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements, this may cause financial institutions to dispose of senior loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of FS Credit Income Advisor, do not represent fair value. If the Fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the senior loan may be adversely affected.
The Fund expects to acquire senior loans primarily through assignments and, to a lesser extent, through participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, (i) the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation and (ii) both the borrower and the institution selling the participation will be considered issuers for purposes of the Fund’s investment restriction concerning industry concentration. See “Investment Restrictions.” Further, in purchasing participations in lending syndicates, the Fund may be more limited than it otherwise would be in its ability to conduct due diligence on the borrower. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the senior loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the senior loan.

Subordinated Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Subordinated Loans Risk. Subordinated loans generally are subject to similar risks as those associated with investments in senior loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan to the extent such claim is secured. Additionally, an oversecured creditor may be entitled to additional interest and other charges in bankruptcy increasing the amount of their allowed claim. Subordinated loans are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.
Unfunded Loan Commitments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unfunded Loan Commitments Risk.   Unfunded loan commitments generally involve risks that are additional to and different from those relating to bonds and other types of debt securities. Unfunded loan commitments are contractual obligations pursuant to which the Fund agrees in writing to make one or more loans up to a specified amount at one or more future dates. The underlying loan documentation sets out the terms and conditions of the lender’s obligation to make the loans as well as the economic terms of such loans. The portion of the amount committed by a lender that the borrower has not drawn down is referred to as “unfunded.” Loan commitments may be traded in the secondary market through dealer desks at large commercial and investment banks although these markets are generally not considered liquid. They also are difficult to value. Typically, the Fund receives a commitment fee for amounts that remain unfunded under its commitment.
In addition, unfunded loan commitments expose lenders to credit risk. A lender typically is obligated to advance the unfunded amount of a loan commitment at the borrower’s request, subject to satisfaction of certain contractual conditions, such as the absence of a material adverse change. Borrowers with deteriorating creditworthiness may continue to satisfy their contractual conditions and therefore be eligible to borrow at times when the lender might prefer not to lend. In addition, a lender may have assumptions as to when a borrower may draw on an unfunded loan commitment when the lender enters into the commitment. If the borrower does not draw as expected, the commitment may not prove as attractive an investment as originally anticipated.

Corporate Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Corporate Bond Risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate- and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the borrower, such as investors’ perceptions of the creditworthiness of the borrower, the borrower’s financial performance, perceptions of the borrower in the marketplace, performance of management of the borrower, the borrower’s capital structure and use of financial leverage and demand for the borrower’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this prospectus in further detail, including under “— Credit Risk,” “— Prepayment and Maturity Extension Risk” and “— Inflation/Deflation Risk.” There is a risk that the borrowers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The Fund expects to invest in corporate bonds that are high-yield issues rated below investment grade. High-yield corporate bonds are often high risk and have speculative characteristics. High-yield corporate bonds may be particularly susceptible to adverse borrower-specific developments. Therefore, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. High-yield corporate bonds are subject to the risks described under “— Below Investment Grade Rating Risk.”
Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Investments Risk.   The Fund may invest in mezzanine debt instruments, which are expected to be unsecured and made in companies with capital structures having significant indebtedness ranking ahead of the investments, all or a significant portion of which may be secured.
While the investments may benefit from the same or similar financial and other covenants as those applicable to the indebtedness ranking ahead of the investments and may benefit from cross-default provisions and security over the company’s assets, some or all of such terms may not be part of particular investments and the mezzanine debt will be subordinated in recovery to senior classes of debt in the event of a default. Mezzanine investments generally are subject to various risks, including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance;” (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors; (iv) so-called “lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to any collateral securing the obligations.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Private Credit Risk. As part of its strategy, the Fund may invest in less liquid or illiquid private credit investments. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an outsized impact on the performance of the Fund. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. See “Other Risks Relating to Fund Investments — Risks Associated with Private Company Investments.” Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The companies in which the Fund invests may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies. See “Below Investment Grade Rating Risk.”
CLO Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	CLO Securities Risk. The Fund may invest in CLO securities issued by CLOs that principally invest in senior loans (typically, 80% or more of their assets), diversified by industry and borrower. It is also possible that the underlying obligations of CLOs in which the Fund invests will include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in senior loans. Holders of such securities are subject to a number of risks, including the credit, liquidity, counterparty and other risks detailed below under “— Structured Products Risk,” and other market and asset specific risks.
CLO securities are typically privately offered and sold and may be thinly traded or have a limited trading market. As a result, investments in CLO securities may be characterized by the Fund as illiquid investments. In addition to the general risks associated with debt securities discussed above, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; and (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs.
CLOs issue securities in tranches with different payment characteristics and different credit ratings. The rated tranches of CLO securities are generally assigned credit ratings by one or more nationally recognized statistical rating organizations. The subordinated (or residual) tranches do not receive ratings. Below investment grade tranches of CLO securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. The riskiest portion of the capital structure of a CLO is the subordinated (or residual) tranche, which bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the subordinated tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the tranche of the CLO in which the Fund invests.
The Fund may invest in any portion of the capital structure of CLOs (including the subordinated or residual tranche). As a result, the CLOs in which the Fund invests may have issued and sold debt tranches that will rank senior to the tranches in which the Fund invests. By their terms, such more senior tranches may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the tranches in which the Fund invests. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a CLO, holders of more senior tranches would typically be entitled to receive payment in full before the Fund receives any distribution. After repaying such senior creditors, such CLO may not have any remaining assets to use for repaying its obligation to the Fund. In the case of tranches ranking equally with the tranches in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such securities in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant CLO. Therefore, the Fund may not receive back the full amount of its investment in a CLO.
The transaction documents relating to the issuance of CLO securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO’s investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO’s investment manager to maximize returns on the CLO securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO securities. Furthermore, CLO securities’ issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.
Payments to holders of CLO securities may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on CLO securities, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the borrower of the related CLO securities to pay such deficiency will be extinguished.
The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Asset-Backed Securities Risk. Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.
Residential Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Residential Mortgage-Backed Securities.   The Fund’s portfolio may include residential mortgage-backed securities (“RMBS”). Holders of RMBS bear various risks, including credit, market, interest rate, structural, legal, regulatory, servicer and operational risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time.
Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions, including inflation and employment trends, and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
Further, each underlying residential mortgage loan in an issue of RMBS may have a balloon payment due on its maturity date. Balloon residential mortgage loans involve a greater risk to a lender than self-amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including, without limitation, the strength of the residential real estate markets, tax laws, the financial situation and operating history of the underlying property, interest rates, conditions in credit markets and general economic conditions. If the borrower is unable to make such balloon payment, the related issue of RMBS may experience losses.
Certain mortgage loans may be of sub-prime credit quality. Originators of loans make sub-prime mortgage loans to borrowers that typically have limited access to traditional mortgage financing for a variety of reasons, including impaired or limited past credit history, lower credit scores, high loan-to-value ratios or high debt-to-income ratios. As a result of these factors, delinquencies and liquidation proceedings are more likely with sub-prime mortgage loans than with mortgage loans that satisfy customary credit standards. Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable rate mortgage loans.
Economic downturns, whether global, national or regional, may increase the risk that assets underlying RMBS purchased by the Fund will experience higher levels of default and loss than in historically stable periods. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen. Changes in regulations or government policy, as well as evolving market conditions, may further affect the market value, liquidity and risk profile of RMBS.

Below Investment Grade Rating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Rating Risk.   The Fund may invest unlimited amounts in debt instruments that are rated below investment grade, which are often referred to as “high-yield” securities or “junk bonds.” Below investment grade senior loans, high-yield securities and other similar instruments are rated “Ba1” or lower by Moody’s, “BB+” or lower by S&P or “BB+” or lower by Fitch or, if unrated, are judged by FS Credit Income Advisor to be of comparable credit quality. While generally providing greater income and opportunity for gain, below investment grade debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. Therefore, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. The credit rating of a corporate bond and senior loan that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the borrower’s financial condition. Below investment grade corporate bonds and senior loans and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing such corporate bonds, senior loans and similar debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.
The secondary market for below investment grade corporate bonds and senior loans and similar instruments may be less liquid than that for higher rated instruments. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objectives will be more dependent on FS Credit Income Advisor’s credit analysis than would be the case when the Fund invests in rated securities.
Under normal market conditions, the Fund may invest in debt instruments, including securities of stressed issuers, rated in the lower rating categories (“Caa1” or lower by Moody’s, “CCC+” or lower by S&P or “CCC+” or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment. See “Special Situations and Stressed Investments Risk.”

Special Situations And Stressed Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situations and Stressed Investments Risk.   The Fund may invest in special situation investments. Although such investments may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of FS Credit Income Advisor. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain accurate information as to the financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.
The Fund may make such investments when FS Credit Income Advisor believes it is reasonably likely that the stressed issuer will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for a special situation investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the special situation investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the special situation investment, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in special situation investments, the Fund’s ability to achieve current income for its Shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by special situation investments will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the special situation investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to special situation investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of special situation investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Risk. Credit risk is the risk that one or more loans or debt securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because one or more borrowers experiences an actual or perceived decline in its condition, financial or otherwise, or in its prospects. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights. While a senior position in the capital structure of a borrower may provide some protection with respect to the Fund’s investments in senior loans, losses may still occur because the market value of the senior loans is affected by the creditworthiness of the borrowers and by general economic and industry-specific conditions, including inflation, interest rate volatility and geopolitical events. To the extent the Fund invests in below investment grade securities or loans, it will be exposed to a greater amount of credit risk than a fund that invests in investment grade securities or loans. Typically, the prices of lower grade securities or loans are more sensitive to negative developments, such as a decline in the borrower’s revenues or a general economic downturn, than are the prices of higher-grade securities or loans.
Some senior loans are not readily marketable and may be subject to restrictions on resale. Senior loans generally are not listed on any national securities exchange and no active trading market may exist for the senior loans in which the Fund may invest. When a secondary market exists, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, investments in bank loans may not be securities and may not have the protections of the federal securities laws. The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or are subject to restrictions on resale. Further, the lack of an established secondary market for illiquid investments may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities. FS Credit Income Advisor’s judgment may play a greater role in the valuation process. See “Valuation Risk.”
In addition, operational risks, including those related to loan servicers, documentation and cybersecurity incidents, may impact the Fund’s ability to enforce its rights or recover value from certain investments. Changes in laws, regulations or government policies may also affect the value, liquidity and risk profile of the Fund’s credit investments.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Reinvestment Risk. The Fund may reinvest the cash flows received from a security. There is a risk that the interest rate at which interim cash flows can be reinvested will fall. Reinvestment risk is greater for longer holding periods and for securities with large, early cash flows such as high-coupon bonds. Reinvestment risk also applies generally to the reinvestment of the proceeds the Fund receives upon the maturity or sale of an investment in a portfolio company.
Inflation Or Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk.   Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to the Shareholders.
Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of borrowers and may make borrower defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Products Risk.
General.   The Fund may invest in structured products, including, without limitation, CLO securities and structured notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The risks associated with investments in CLO securities are described above under “— CLO Securities Risk.”
The Fund may have the right to receive payments only from the structured product and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally.
Investments in structured products involve risks, including credit risk and market risk. Certain structured products may be thinly traded or have a limited trading market. Where the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds (or loans) and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of any factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on a structured product to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity of the structured product. Structured products may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the product.

The Fund may invest in structured products collateralized by below investment grade or distressed loans or securities. Investments in such structured products are subject to the risks associated with below investment grade securities, described above under “Below Investment Grade Rating Risk.” Such securities are characterized by high risk. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities.
Structured Notes Risk.   Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Derivatives Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risks.
General Risks Associated with Derivatives.   The Fund may use derivative instruments including, in particular, swaps (including, total return swaps), synthetic CLOs, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
In accordance with Rule 18f-4, the Fund adopted and implemented a comprehensive written derivatives risk management program and is subject to an outer limit on Fund leverage risk calculated based on value-at-risk. This outer limit is based on a relative value-at-risk test that will compare the Fund’s value-at-risk to the value-at-risk of a designated reference portfolio. The derivatives risk management program is administered by a “derivatives risk manager,” who has been appointed by the Fund’s Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), and periodically reviews the derivatives risk management program and reports to the Board on a quarterly basis.
The use of derivatives may subject the Fund to various risks, including, but not limited to, the following:
•
Counterparty Risk.   The risk that the counterparty in a derivative transaction will be unable or unwilling to honor its financial obligation to the Fund, or the risk that the reference entity in a credit default swap or similar derivatives will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If the Fund’s counterparty to a derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.

•
Currency Risk.   The risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•
Leverage Risk.   The risk associated with certain types of derivative strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•
Liquidity Risk.   The risk that certain instruments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth. This risk is heightened to the extent the Fund engages in over-the-counter (“OTC”) derivative transactions. The illiquidity of OTC derivative transactions may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. Such illiquidity may also make it more difficult for the Fund to ascertain the market value of derivatives.

•
Correlation Risk.   The risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market, security or loan to which the Fund seeks exposure.

•
Index Risk.   If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•
Valuation Risk.   Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•
Regulatory Risk.   Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives, including potentially limiting or restricting the ability of the Fund to use certain derivatives or certain counterparties as a part of its investment strategy, increasing the costs of using these instruments or making these instruments less effective. See “Legislation and Regulation Risk” and “Restrictions on the Use of Derivative and Other Transactions” below for additional information.

Furthermore, the Fund’s ability to successfully use derivatives depends on FS Credit Income Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured.

Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swaps Risk.   The Fund may also invest in credit default swaps, total return swaps and interest rate swaps, all of which are derivative instruments. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying reference assets. The Fund bears the risk of changes in value in the underlying reference assets. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.
In a credit default swap, the protection “buyer” may be obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event on the reference obligation occurs. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional amount) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or if the swap is cash settled the seller may be required to deliver the related net cash amount (the difference between the market value of the reference obligation and its par value). The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund will generally receive no payments from its counterparty under the swap if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if the Fund had taken a position in the reference obligation directly (either by purchasing or selling) since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A buyer generally will also lose its upfront payment or any periodic payments it makes to the seller counterparty and receive no payments from its counterparty should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional amount it pays to the buyer, resulting in a loss of value to the seller. A seller of a credit default swap or similar instrument is exposed to many of the same risks of leverage since, if a credit event occurs, the seller generally will be required to pay the buyer the full notional amount of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations. In addition, the credit derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the credit derivatives market could adversely affect the Fund’s ability to successfully use credit derivatives.
The Fund would typically have to post collateral to cover its potential obligation under a swap. Swap transactions may be subject to market risk, liquidity risk, counterparty risk and risk of imperfect correlation between the value of such instruments and the underlying assets, and may involve commissions or other costs. When buying protection under a swap, the risk of loss with respect to the swap generally is limited to the net amount of payments that the Fund is contractually obligated to make. However, when selling protection under a swap, the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself.
Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, may be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty and may be exchange traded. Certain risks are reduced (but not eliminated) if the Fund invests in cleared or exchange-traded swaps. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. However, clearing may subject the Fund to increased costs or margin requirements. There is no guarantee that a swap market will continue to provide liquidity. If FS Credit Income Advisor is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.
The Fund, to the extent permitted under applicable law, may enter into “swaptions,” which are options on swap agreements on either an asset-based or liability-based basis. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. When the Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement and may incur a loss, which may be substantial.
Among the income producing securities in which the Fund may invest are credit-linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative or basket of derivatives, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed-income markets. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.
Like an investment in a bond, investments in these credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivatives and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivatives, including, among others, credit risk and leverage risk. There may be no established trading market for these securities and they may constitute illiquid investments.
Under the Dodd-Frank Act, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with a fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. These instruments may be subject to additional regulation as qualified financial contracts (see “Qualified Financial Contracts” below for additional information).
Credit default and total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. The Fund is not required to enter into swap transactions for hedging purposes or to enhance income or gain and may choose not to do so. In addition, the swaps market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the swaps market could adversely affect the Fund’s ability to successfully use swaps.
Please see “Restrictions on the Use of Derivative and Other Transactions” below for additional information.

Options And Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options and Futures Risk.   The Fund may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible Financial Intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes, or to seek to enhance income or gain, in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to FS Credit Income Advisor’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.
Please see “Restrictions on the Use of Derivative and Other Transactions” below for additional information.

Repurchase Agreements And Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements and Reverse Repurchase Agreements Risk.   The Fund may invest in repurchase agreements. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income.
Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.
Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
In accordance with Rule 18f-4, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as
“derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. See “Restrictions on the Use of Derivative and Other Transactions” below for additional information.

Restrictions On Use Of Derivative And Other Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restrictions on the Use of Derivative and Other Transactions.   Rule 18f-4 provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Rule 18f-4 permits the Fund to enter into certain derivatives and other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act, which, among other things, prohibits closed-end funds, including the Fund, from issuing or selling any “senior security” representing indebtedness, unless the fund maintains 300% “asset coverage,” or any senior security representing stock, unless the fund maintains 200% “asset coverage”. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments.
In accordance with Rule 18f-4, the Fund adopted and implemented a comprehensive written derivatives risk management program and is subject to an outer limit on Fund leverage risk calculated based on value-at-risk. This outer limit is based on a relative value-at-risk test that will compare the Fund’s value-at-risk to the value-at-risk of a designated reference portfolio. The derivatives risk management program is administered by a “derivatives risk manager,” who has been appointed by the Fund’s Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), and periodically reviews the derivatives risk management program and reports to the Board on a quarterly basis. Subject to certain conditions, “limited derivatives users” (as defined in Rule 18f-4), however, are not subject to the full requirements of Rule 18f-4 and the Fund could, in the future, determine to seek to qualify as a limited derivatives user by limiting its “derivatives exposure” to 10% of its net assets (as calculated in accordance with Rule 18f-4).
Rule 18f-4 could restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of derivatives transactions, which could adversely affect the value or performance of the Fund.
In general, the “derivatives transactions” covered by Rule 18f-4 include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as “derivatives transactions” under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless such transactions meet the delayed-settlement provision of the rule.
Repurchase agreements and reverse repurchase agreements may be subject to additional regulation as qualified financial contracts (see “Qualified Financial Contracts” below for additional information).

When Issued Securities Forward Commitments And Delayed Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued Securities, Forward Commitments and Delayed Delivery Transactions Risk.   Securities may be purchased on a “forward commitment” or “when-issued” basis, meaning securities are purchased or sold with payment and delivery taking place in the future (sometimes referred to as “delayed delivery”), in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the return on a comparable security when the transaction is consummated may vary from the return on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.
Rule 18f-4 permits the Fund to enter into when-issued or forward-settling securities and non-standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in
Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. See “Restrictions on the Use of Derivative and Other Transactions” above for additional information.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales Risk.   The Fund may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own as a means of attractive financing for purchasing other assets or in anticipation that the market price of that security will decline. The Fund may make short sales for financing, for risk management, in order to maintain portfolio flexibility or to enhance income or gain.
When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.
The Fund’s obligation to replace the borrowed security may be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.
Short selling involves a number of risks. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may, but is not expected to, have substantial short positions and may engage in short sales where it does not own or have the immediate right to acquire the security sold short, and as such must borrow those securities to make delivery to the buyer under the short sale transaction. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions earlier than it had expected. Thus, the Fund may not be able to successfully implement any short sale strategy it employs due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions generally may exist for as long as six months and, in some cases, much longer. Short sales may also be subject to regulatory restrictions, including bans or increased margin requirements, which could adversely affect the Fund’s ability to execute or maintain short positions.
To the extent the Fund engages in short sales, it will comply with the applicable provisions of Rule 18f-4 with respect to such transactions. See “Restrictions on the Use of Derivative and Other Transactions” above for additional information.

Qualified Financial Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Qualified Financial Contracts
Regulations adopted by federal banking regulators under the Dodd-Frank Act, which took effect in 2019, require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of a fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a fund’s credit and counterparty risks.

Risks Associated With Investments In Equity Securities Incidental To Investments In Senior Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Risks Associated with Investments in Equity Securities Incidental to Investments in Senior Loans. From time to time, the Fund also may invest in or hold common stock and other equity securities incidental to the purchase or ownership of a senior loan or other debt instruments or in connection with a reorganization of a borrower. Investments in equity securities incidental to investments in senior loans or other debt instruments entail certain risks in addition to those associated with investments in senior loans or other debt instruments. Because equity is merely the residual value of a borrower after all claims and other interests, it is inherently more risky than senior loans or other debt instruments of the same borrower. The value of the equity securities may be affected more rapidly, and to a greater extent, by company- and industry-specific developments and general market conditions. These risks may increase fluctuations in the NAV of the Shares. The Fund frequently may possess material non-public information about a borrower as a result of its ownership of a senior loan or other debt instruments of a borrower. Because of prohibitions on trading in securities while in possession of material non-public information, the Fund might be unable to enter into a transaction in a security of the borrower when it would otherwise be advantageous to do so.
Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Warrants Risk. Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. Warrants have a subordinate claim on a borrower’s assets compared with senior loans. As a result, the values of warrants generally are dependent on the financial condition of the borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants may be more volatile than those of senior loans or corporate bonds and this may increase the volatility of the NAV of the Shares.
Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lender Liability Risk.   A number of U.S. judicial decisions have upheld judgments of borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.
In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (i) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower; (ii) engages in inequitable conduct to the detriment of the other creditors; (iii) engages in fraud with respect to, or makes misrepresentations to, the other creditors; or (iv) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of the borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”
Because affiliates of, or persons related to, FS Credit Income Advisor may hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.
In addition, recent litigation and regulatory trends have broadened the scope of lender liability claims, including actions related to restructuring, bankruptcy, or distressed lending situations. The Fund may be subject to increased risk of such claims in connection with workouts, amendments, or enforcement actions involving its portfolio investments. The cost of defending against lender liability or equitable subordination claims, and any related judgments or settlements, could adversely affect the Fund’s returns.

Distressed Investments Litigation Bankruptcy And Other Proceedings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Distressed Investments, Litigation, Bankruptcy and Other Proceedings Risk. The Fund may invest in debt securities and other obligations of stressed issuers. Investments in distressed securities involve a material risk of involving the Fund in a related litigation. Such litigation can be time consuming and expensive, and can frequently lead to unpredicted delays or losses. Litigation expenses, including payments pursuant to settlements or judgments, generally will be borne by the Fund. The Fund may also invest in equity securities of companies involved in, or that have recently completed, bankruptcy or other reorganization proceedings.
There are a number of significant risks when investing in companies involved in bankruptcy or other reorganization proceedings, and many events in a bankruptcy are the product of contested matters and adversary proceedings which are beyond the control of the creditors. A bankruptcy filing may have adverse and permanent effects on a company. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. In addition, the duration of a bankruptcy or other reorganization proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while a plan of reorganization is being negotiated, approved by the creditors and, if applicable, confirmed by the bankruptcy court, and until it ultimately becomes effective. In bankruptcy, certain claims, such as claims for taxes, wages and certain trade claims, may have priority by law over the claims of certain creditors and administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors.
Certain fixed-income securities invested in by the Fund could be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. If a court were to find that the issuance of the securities was a fraudulent transfer or conveyance, the court could void the payment obligations under the securities, further subordinate the securities to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the securities. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund may not receive any payment on the securities. If the Fund or FS Credit Income Advisor is found to have interfered with the affairs of a company in which the Fund holds a debt investment, to the detriment of other creditors or common shareholders of such company, the Fund may be held liable for damages to injured parties or a bankruptcy court. While the Fund will attempt to avoid taking the types of action that would lead to such liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity.
Insofar as the Fund’s portfolio includes obligations of non-U.S. obligors, the laws of certain foreign jurisdictions may provide for avoidance remedies under factual circumstances similar to those described above or under different circumstances, with consequences that may or may not be analogous to those described above under U.S. federal or state laws. Changes in bankruptcy laws (including U.S. federal and state laws and applicable non-U.S. laws) may adversely affect the Fund’s securities.

U.S. Government Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	U.S. Government Debt Securities Risk. U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. government debt securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are generally considered illiquid. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S.
government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. Government securities markets and ultimately the Fund. See “Risks Relating to the Fund’s Investment Program — U.S. Credit Rating and European Economic Crisis Risk.”

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk.   Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stock prices may also be affected by technological disruptions, shifts in consumer preferences, and changes in regulatory or tax policy. Geopolitical events, pandemics, and climate-related incidents may cause broad market declines or affect particular sectors disproportionately. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers.
Investments in American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”) and other similar global instruments are generally subject to risks associated with equity securities and investments in non-U.S. securities. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. See “— Depositary Receipts.”

Dividends Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividends.   The Fund may invest in equity securities. Dividends relating to these equity securities may not be fixed but may be declared at the discretion of a portfolio company’s board of directors.
There is no guarantee that a company in which the Fund invests will declare dividends in the future or that, if declared, the dividends will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. See “Interest Rate Risk.” The Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

Smaller Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Smaller Capitalization Company Risk. The Fund may invest from time to time in smaller and medium sized companies. Smaller capitalization companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a smaller capitalization company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.
The securities of smaller capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization securities or the market as a whole. In addition, smaller capitalization securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in smaller capitalization securities requires a longer term view.
Small and Mid-Cap Stock Risk.   The Fund may invest in companies with small or medium capitalizations. Smaller and medium capitalization stocks can be more volatile than, and perform differently from, larger capitalization stocks. There may be less trading in a smaller or medium company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller and medium company stocks may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Smaller and medium companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller and medium company’s stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public.
Investments in Unseasoned Companies Risk.   The Fund may invest in the securities of smaller, less seasoned companies. These investments may present greater opportunities for growth but also involve greater risks than customarily are associated with investments in securities of more established companies. Some of the companies in which the Fund may invest will be start-up companies which may have insubstantial operational or earnings history or may have limited products, markets, financial resources or management depth. Some may also be emerging companies at the research and development stage with no products or technologies to market or approved for marketing. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. Securities of emerging companies may lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. Competitors of certain companies, which may or may not be in the same industry, may have substantially greater financial resources than many of the companies in which the Fund may invest.
Securities of Smaller and Emerging Growth Companies.   Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general.
These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.
While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Full development of these companies and trends frequently takes time.
Small cap and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in Fund management’s judgment, such disposition is not desirable.
The process of selection and continuous supervision by Fund management does not guarantee successful investment results. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper.
The Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies.

Growth Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Stocks of companies FS Credit Income Advisor believes are fast growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. If FS Credit Income Advisor’s assessment of the prospects for a company’s earnings growth is wrong, or if FS Credit Income Advisor’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that FS Credit Income Advisor has placed on it.
Value Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Value Stock Risk. FS Credit Income Advisor may be wrong in its assessment of a company’s value and the stocks the Fund owns may not reach what FS Credit Income Advisor believes are their full values. A particular risk of the Fund’s value stock investments is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Fund’s relative performance may suffer.
Risks Associated With Private Company Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Private Company Investments.   At any given time, the Fund anticipates making investments in private companies that the Fund may need to hold for several years or longer. The Fund may invest in equity securities or debt securities, including debt securities issued with warrants to purchase equity securities or that are convertible into equity securities, of private companies. The Fund may enter into private company investments identified by FS Credit Income Advisor, or may co-invest in private company investment opportunities owned or identified by other third-party investors, such as private equity firms, with which none of the Fund nor FS Credit Income Advisor is affiliated. However, the Fund does not intend to invest in hedge funds or private equity funds.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles (“GAAP”) and are not required to maintain effective internal controls over financial reporting. As a result, FS Credit Income Advisor may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Fund’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives.

Private Company Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Private Company Management Risk. Private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. The Fund generally does not intend to hold controlling positions in the private companies in which it invests. As a result, the Fund is subject to the risk that a company may make business decisions with which the Fund disagrees and that the management and/or stockholders of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity of such private investments, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a private portfolio company and may therefore suffer a decrease in the value of the investment.
Private Company Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Private Company Liquidity Risk. Securities issued by private companies are typically illiquid. If there is no readily available trading market for privately issued securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. See “Liquidity Risk.”
Private Company Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Private Company Valuation Risk. There is typically not a readily available market value for the Fund’s private investments. The Fund’s valuation designee values private company investments in accordance with FS Credit Income Advisor’s valuation guidelines. FS Credit Income Advisor is not required to but may utilize the services of one or more independent valuation firms to aid in determining the fair value of these investments. Valuation of private company investments may involve application of one or more of the following factors: (i) analysis of valuations of publicly traded companies in a similar line of business; (ii) analysis of valuations for comparable merger or acquisition transactions; (iii) yield analysis; and (iv) discounted cash flow analysis. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s private investments may differ significantly from the values that would have been used had a readily available market value existed for such investments and may differ materially from the amounts the Fund may realize on any dispositions of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s NAV could be adversely affected if FS Credit Income Advisor’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments.
Reliance On Fs Credit Income Advisor [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Reliance on FS Credit Income Advisor. The Fund may enter into private investments identified by FS Credit Income Advisor, in which case the Fund will be more reliant upon the ability of FS Credit Income Advisor to identify, research, analyze, negotiate and monitor such investments, than is the case with investments in publicly traded securities. As little public information exists about many private companies, the Fund will be required to rely on FS Credit Income Advisor’s diligence efforts to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. The costs of diligencing, negotiating and monitoring private investments will be borne by the Fund, which may reduce the Fund’s returns.
Co Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Co-Investment Risk. The Fund may also co-invest in private investments sourced by third-party investors unaffiliated with either the Fund or FS Credit Income Advisor, such as private equity firms. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction. To the extent that the lead investor in such a co-investment opportunity assumes control of the management of the private company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operation of the company’s business. The Fund’s ability to dispose of such investments is typically severely limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment. Often, the Fund may exit such investment only in a transaction, such as an initial public offering or sale of the company, on terms arranged by the lead investor. Such investments may be subject to additional valuation risk, as the Fund’s ability to accurately determine the fair value of the investment may depend upon the receipt of information from the lead investor. The valuation assigned to such an investment through application of the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co-investors.

Private Company Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Private Company Competition Risk. Many entities may potentially compete with the Fund in making private investments. Many of these competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition, the Fund may not be able to pursue attractive private investment opportunities from time to time.
Private Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Private Debt Securities Risk. Private companies in which the Fund invests may be unable to meet their obligations under debt securities held by the Fund, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. Private companies in which the Fund invests may have, or may be permitted to incur, other debt that ranks equally with, or senior to, debt securities in which the Fund invests. Privately issued debt securities are often of below investment grade quality and frequently are unrated. See “High-Yield Instruments Risks.”
Affiliation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Affiliation Risk. There is a risk that the Fund may be precluded from investing in certain private companies due to regulatory implications under the 1940 Act or other laws, rules or regulations or may be limited in the amount it can invest in the voting securities of a private company, in the size of the economic interest it can have in a private company or in the scope of influence it is permitted to have in respect of the management of a private company. Should the Fund be required to treat a private company in which it has invested as an “affiliated person” under the 1940 Act, the 1940 Act would impose a variety of restrictions on the Fund’s dealings with the private company. Moreover, these restrictions may arise as a result of investments by other clients of FS Credit Income Advisor or its affiliates in a private company. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist, and could impact the universe of investable private companies for the Fund. The fact that many private companies may have a limited number of investors and a limited amount of outstanding equity heightens these risks.
New Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		New Issues Risk. “New Issues” are initial public offerings (“IPOs”) of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable initial public offerings and therefore investors should not rely on any past gains from IPOs as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.
Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Preferred Securities Risk. The Fund may invest in two types of preferred securities, described below. Preferred securities issued by an entity taxable as a corporation are generally referred to as traditional preferred securities. Traditional preferred securities generally pay fixed or adjustable rate dividends (or a combination thereof — e.g., a fixed rate that moves to an adjustable rate after some period of time) to investors and generally have a “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on typical preferred securities currently outstanding are cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred stock held by the Fund determine not to pay dividends on such stock, the amount of dividends the Fund pays may be adversely affected. There are no assurances that dividends or distributions on the traditional preferred securities in which the Fund may invest will be declared or otherwise made payable.
Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation value that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the “Dividends Received Deduction.” Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.
The second type of preferred securities in which the Fund may invest are referred to as trust preferred securities. Trust preferred securities are a comparatively new asset class and are typically issued by corporations, generally in the form of interest-bearing notes with preferred security characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the deferral period is five years or more. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.
Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®”); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPS(SM)”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.
Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct, for tax purposes, the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, holders of trust preferred securities are treated as recognizing interest rather than dividends for U.S. federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically, a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.
There are special risks associated with investing in each type of preferred security, including:
Deferral Risk.   Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.
Subordination Risk.   Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.
Limited Voting Rights Risk.   Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.
Special Redemption Rights Risk.   In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in U.S. federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.
New Types of Securities Risk.   From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if FS Credit Income Advisor believes that doing so would be consistent with the Fund’s investment objective and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk.   Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally: (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value,” or determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and its “conversion value,” or the security’s worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases as the convertible security approaches maturity. Although under normal market conditions longer-term convertible debt securities have greater yields than do shorter-term convertible debt securities of similar quality, they are subject to greater price fluctuations.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
A “synthetic” convertible security may be created by the Fund or by a third party by combining separate securities that possess the two principal characteristics of a traditional convertible security: an income producing component and a convertible component. The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible security comprises two or more separate securities, each with its own market value. Because the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component, the value of a synthetic convertible security may respond differently to market fluctuations than a traditional convertible security. The Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the issuer of the convertible note (typically an investment bank), rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment and the Fund in turn assumes credit risk associated with the issuer of the convertible note.

Material Non Public Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Material, Non-Public Information. From time to time, FS Credit Income Advisor or its affiliates may come into possession of confidential or material, non-public information in a manner that would limit the ability of the Fund to acquire investments or dispose of investments held by the Fund. The Fund’s investment flexibility may be constrained because applicable law may prohibit the Fund from trading such securities. Therefore, FS Credit Income Advisor or its affiliates may acquire confidential or material, non-public information in a manner that restricts them from initiating transactions in certain securities or liquidating or selling certain investments at a time when FS Credit Income Advisor would otherwise take such an action.
Depositary Receipts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Depositary Receipts. The Fund may hold investments in sponsored and unsponsored ADRs, EDRs, GDRs and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and
GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present the additional investment considerations of non-U.S. securities.

Rights Offerings And Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Rights Offerings and Warrants Risk. The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe for and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe for additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the related security’s market price such as when there is no movement in the level of the underlying security. This risk is substantially greater than the risk associated with investments in common stock because the price of rights and warrants do not necessarily move with the price of the underlying security. Buying a right or warrant does not make the Fund a shareholder of the underlying security.
Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk.   The Fund may invest without limitation in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid investments if qualified institutional buyers are unwilling to purchase these securities.
Illiquid and restricted investments may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted investments generally is more volatile than that of more liquid investments, which may adversely affect the price that the Fund pays for or recovers upon the sale of such investments. Illiquid and restricted investments may also be more difficult to value, especially in challenging markets. FS Credit Income Advisor’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted investments may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period.
To the extent that the traditional dealer counterparties that engage in debt trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the debt markets. Additionally, market participants other than the Fund may attempt to sell debt holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Rule 144A Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Rule 144A Securities Risk. The Fund may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act (“Rule 144A Securities”). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A under the Securities Act, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board. Because it is not possible to predict with certainty how the market for Rule 144A Securities will develop, the Board directs FS Credit Income Advisor to carefully monitor the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to
Rule 144A, the Fund’s investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies.   The Fund may invest in securities of other open- or closed-end investment companies (including ETFs and business development companies (“BDCs”)), subject to applicable regulatory limits, that invest primarily in securities the types of which the Fund may invest directly. The market value of the shares of other investment companies may differ from their NAV. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Shareholders will therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. FS Credit Income Advisor will take expenses into account when evaluating the investment merits of an investment in an investment company relative to other available investments.
The securities of other investment companies, including ETFs or BDCs, in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies, including ETFs or BDCs, that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.
The Fund may invest in ETFs, which are investment companies that typically aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are typically passively managed and their shares are traded on a national exchange or The NASDAQ Stock Market. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurances that an ETF’s investment objectives will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.
The Fund may invest in other registered investment companies in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund.

Market Developments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Market Developments Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. The occurrence of events similar to those in recent years, such as ongoing wars in Europe and the Middle East, the outbreak of infectious diseases such as COVID-19, Ebola or the Zika Virus, terrorist attacks in the U.S. and around the world, social and political discord, debt crises (such as the Greek crisis), sovereign debt downgrades, or the exit or potential exit of one or more countries from the EU, among others, may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the securities markets may be affected by these events and cannot predict the effects of these and similar events in the future on the U.S. economy and securities markets. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out the duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Additionally, increasing cybersecurity threats, technological disruptions and climate-related events (such as natural disasters and extreme weather) may cause sudden and significant market disruptions. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.
The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, the U.S. budget and deficit reduction plan and foreign policy tensions with foreign nations, including embargoes, tariffs, sanctions, trade wars, and other similar developments, has in the past resulted, and may in the future result, in a government shutdown, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns, U.S. foreign policy, the imposition of tariffs, and other U.S. economic policies and any related domestic and/or geopolitical tensions may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. government securities markets and ultimately the Fund. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.
Significant uncertainty exists with respect to changes in legislation, regulation, and government policy at the federal, state, and local levels in the U.S. and internationally. Recent and potential future changes to fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policies may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, corporate taxes, inflation, and the overall regulatory environment. These uncertainties and changes could adversely affect the Fund’s business, financial condition, operating results, and cash flows. Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Instability in the credit markets has made it more difficult at certain times for a number of issuers of debt instruments to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt instruments may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. Certain borrowers may, due to macroeconomic conditions, be unable to repay their senior loans or other debt obligations because of these conditions. A borrower’s failure to satisfy financial or operating covenants imposed by lenders could lead to defaults and, potentially, termination of the senior loans and foreclosure on the underlying secured assets, which could trigger cross-defaults under other agreements and jeopardize a borrower’s ability to meet its obligations under its debt instruments. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting borrower. The Fund may also experience a loss of principal.
Any of these developments could also (i) make it more difficult for the Fund to accurately value its portfolio securities or to sell its portfolio securities on a timely basis; (ii) adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns to the Shareholders; and (iii) adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, lead to lower credit ratings of the issuer and increased defaults by the issuer. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the NAV and market price of the Shares.

Natural Disasters, Adverse Weather Conditions, And Climate Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Natural Disasters, Adverse Weather Conditions, and Climate Change. Certain areas of the world may be exposed to adverse weather conditions, such as major natural disasters and other extreme weather events, including hurricanes, earthquakes, typhoons, floods, tidal waves, tsunamis, volcanic eruptions, wildfires, droughts, windstorms, coastal storm surges, heat waves, and rising sea levels, among others. Some countries and regions may not have the infrastructure or resources to respond to natural disasters, making them more economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions also may have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters. Climate change, which is the result of a change in global or regional climate patterns, may increase the frequency and intensity of such adverse weather conditions, resulting in increased economic impact, and may pose long-term risks to the Fund’s investments. The future impact of climate change is difficult to predict but may include changes in demand for certain goods and services, supply chain disruption, changes in production costs, increased legislation, regulation, international accords and compliance-related costs, changes in property and security values, availability of natural resources and displacement of peoples. Legal, technological, political and scientific developments regarding climate change may create new opportunities or risks for issuers in which the Fund invests. These developments may create demand for new products or services, including, but not limited to, increased demand for goods that result in lower emissions, increased demand for generation and transmission of energy from alternative energy sources and increased competition to develop innovative new products and technologies. These developments may also decrease demand for existing products or services, including, but not limited to, decreased demand for goods that produce significant greenhouse gas emissions and decreased demand for services related to carbon based energy sources, such as drilling services or equipment maintenance services.
Economic Downturn Or Recession Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Economic Downturn or Recession. Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.
Government Intervention In Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Government Intervention in the Financial Markets Risk. Instability in the financial markets has led the U.S. government, the U.S. Federal Reserve and foreign governments and central banks around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. U.S. federal and state and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities, debt instruments or structured products in which the Fund invests, or the issuers of such securities or structured products, in ways that are unforeseeable or not fully understood or anticipated. See “Legislation and Regulation Risk.” Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such programs may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. FS Credit Income Advisor will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Legislation And Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Legislation and Regulation Risk. The Fund is subject to the risk that changes in legislation, regulation, or government policy — whether in the United States or abroad — could materially affect its investments, operations, or performance. U.S. and global financial markets continue to be subject to evolving regulatory frameworks, including ongoing rulemaking by the SEC, CFTC, and other domestic and foreign regulators. These may include rules and guidance related to derivatives, leverage, risk management, market structure, disclosure, financial consumer protection, environmental, social and governance disclosures, cybersecurity, proprietary trading, and other areas.
Regulatory changes may increase the Fund’s and FS Credit Income Advisor’s compliance, operational, transaction, and reporting costs, and may limit or restrict the types of instruments or strategies in which the Fund may invest. Increased regulatory oversight and enforcement can also impose administrative burdens on the Fund and FS Credit Income Advisor, including, without limitation, responding to examinations, investigations, and implementing new policies and procedures. At any time after the date of this prospectus, legislation by U.S. and foreign governments may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on the entities in which the Fund invests.
Legislation or regulation may also change the way in which the Fund itself is regulated. There can be no assurance that future legislation, regulation, deregulation or changes in regulatory interpretation or enforcement will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective. Regulatory changes and the pace of regulatory developments remain unpredictable. The Fund cannot predict the effect of future regulatory or legislative initiatives, or their impact on the Fund’s strategies, operations, or ability to achieve its investment objectives.

Defensive Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Defensive Investing Risk. In response to market conditions and for defensive purposes, the Fund may allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash.
Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Valuation Risk. There may be no central place or exchange for certain of the securities or instruments in which the Fund invests. Bonds and certain other debt securities, for example, generally trade on an OTC market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of bonds and certain other debt securities may carry more risk than that of common stock which trades on national exchanges. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a bond or other debt security is sold in the market, the amount received by the Fund is less than the value of such bond or other debt security carried on the Fund’s books.
Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk.   The Fund may use leverage to seek to achieve its investment objective. Leverage involves risks and special considerations for Shareholders, including (i) the likelihood of greater volatility of NAV and dividend rate of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders; (iii) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) when the Fund uses financial leverage, the Management Fee payable to FS Credit Income Advisor will be higher than if the Fund did not use leverage; and (v) the likelihood that leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by the Shareholders (as opposed to, e.g., holders of the Fund’s preferred shares, if any). Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. This greater NAV decrease will also tend to cause a greater decline in the market price for Shares when and if Shares are ever listed on a national securities exchange. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit the Shareholders.

Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage would likely operate to reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce any of its outstanding leverage as described above.
The 1940 Act generally limits the extent to which the Fund may utilize borrowings and “uncovered” transactions that may give rise to a form of leverage, including reverse repurchase agreements, swaps, futures and forward contracts, options, the leverage incurred from securities lending transactions and other derivative transactions or short selling, together with any other senior securities representing indebtedness, to 33 1∕3% of the Fund’s Managed Assets at the time utilized. In addition, the 1940 Act limits the extent to which the Fund may issue preferred shares to 50% of the Fund’s Managed Assets (less the Fund’s obligations under senior securities representing indebtedness). In accordance with Rule 18f-4, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. See “Restrictions on the Use of Derivative and Other Transactions” above for additional information.
Certain types of leverage the Fund may use may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for any preferred shares issued by the Fund. The terms of any borrowings or these rating agency guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. FS Credit Income Advisor does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
The Fund may invest in the securities of other investment companies. Such investment companies may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the NAV of the Shares and the returns to Shareholders.
The Fund may enter into a new credit facility and/or a credit facility may be replaced or refinanced by one or more credit facilities having substantially different terms, by the issuance of debt securities or by the use of other forms of leverage.
Illustration.   The following table illustrates the effect of leverage on returns from an investment in our shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $991.5 million in average total assets, (ii) a weighted average cost of funds of 5.49%, (iii) $198.3 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 25% of its average net assets during such period) and (iv) $793.2 million in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.
Assumed Return on the Fund’s Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to Shareholders	(13.9)%	(7.6)%	(1.4)%	4.9%	11.1%
Similarly, assuming (i) $991.5 million in average total assets, (ii) a weighted average cost of funds of 5.49% and (iii) $198.3 million in borrowings outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.10% in order to cover the annual interest payments on the Fund’s outstanding borrowings.

Cost Of Capital And Net Investment Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cost of Capital and Net Investment Income Risk.   If the Fund uses debt to finance investments, its net investment income may depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. As a result, the Fund can offer no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income. In periods of rising interest rates when it has debt outstanding, the Fund’s cost of funds will increase, which could reduce the Fund’s net investment income. The Fund may use interest rate risk management techniques in an effort to limit its exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the 1940 Act.
These activities may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Prepayment And Maturity Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Prepayment and Maturity Extension Risk. Prepayment risk occurs when a debt investment held by the Fund can be repaid in whole or in part prior to its maturity. The amount of prepayable obligations in which the Fund invests from time to time may be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers may prepay investments more quickly than anticipated, reducing the yield to maturity and the average life of the relevant investment. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate of interest on the security that was prepaid. To the extent that the Fund purchases the relevant investment at a premium, prepayments may result in a loss to the extent of the premium paid. If the Fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income, which may be taxable as ordinary income to investors. In a period of rising interest rates, prepayments of investments may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Since the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than shorter-term investments, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an investment with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or delay prepayments and thus affect maturities.
Non U.S. Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Non-U.S. Securities Risk. Investments in certain non-U.S. securities involve factors not typically associated with investing in the United States or other developed countries, including risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices, and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or confiscatory taxation; other government restrictions by the United States or other governments; higher rates of inflation; higher transaction costs; and reliance on a more limited number of commodity inputs, service providers, and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets. Certain non-U.S. markets may rely heavily on particular industries or non-U.S. capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against non-U.S. countries, organizations, entities and/or individuals may adversely affect the Fund’s non-U.S. holdings or exposures. Certain non-U.S. investments may also be subject to higher risks related to currency fluctuations, sovereign default, cyberattacks and climate or natural disaster events. Certain non-U.S. investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain non-U.S. investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. The risks of investments in emerging markets, as described below and including the risks described above, are usually greater than the risks involved in investing in more developed markets. Because non-U.S. securities may trade on days when the Shares are not priced, the Fund’s NAV may change at times when Shares cannot be sold.
Rules adopted under the 1940 Act permit the Fund to maintain its non-U.S. securities and foreign currency in the custody of certain eligible non-U.S. banks and securities depositories, and the Fund generally holds its non-U.S. securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible sub-custodians for the Fund, in which event the Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or the Fund may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside their countries.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell non-U.S. securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations. In addition, the U.S. government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for FS Credit Income Advisor to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its non-U.S. securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.
Historically, the volume of transactions effected on foreign stock exchanges has been appreciably below that of U.S. exchanges. Accordingly, the Fund’s non-U.S. securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.
A number of countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. The 1940 Act restricts the Fund’s investments in securities of other closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their NAVs. If the Fund acquires shares in closed-end investment companies, Shareholders would bear both their proportionate share of the Fund’s expenses (including investment advisory fees) and, indirectly, the expenses of such closed-end investment companies. The Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in non-U.S. securities of issuers in so-called “emerging markets” (or lesser developed countries). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. “Emerging market” countries generally include all countries other than “developed” countries as determined by MSCI classifications. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack, or relatively early development, of legal structures governing private and foreign investments and private property. Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There are no assurances that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, those markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors. In addition, emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. Shareholder rights may be limited, and there may be greater uncertainty regarding property rights and legal recourse. The Fund may also be subject to Emerging Markets Risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Emerging markets are also more susceptible to disruptions from climate events, pandemics, and global supply chain interruptions.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Foreign Currency Risk. Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result. Should the Fund invest in a debt security denominated in U.S. dollars and issued by an issuer whose functional currency is a currency other than the U.S. dollar, and such currency decreases in value against the U.S. dollar, such issuer’s ability to repay its obligation under the U.S. dollar-denominated security may be negatively impacted.
Sovereign Government And Supranational Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Sovereign Government and Supranational Debt Risk. Investments in sovereign debt involve special risks. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. The ability of a foreign sovereign issuer, especially an emerging market country, to make timely payments on its debt obligations will also be strongly influenced by the sovereign issuer’s balance of payments, including export performance, its access to international credit facilities and investments, fluctuations of interest rates and the extent of its foreign reserves. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Also, there can be no assurances that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted and the Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt and increase the costs and expenses of the Fund.
LIBOR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	LIBOR Risk. The Fund’s investments, interest payment obligations and financing terms may be based on floating rates, such as LIBOR. Most LIBORs were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. As of September 30, 2024, the United Kingdom’s Financial Conduct Authority has confirmed that all publications of LIBOR, including all synthetic publications of the 1-, 3-, and 6-month U.S. dollar LIBOR settings, have ceased. The transition away from LIBOR is now substantially complete, but the long-term effects on financial markets and instruments remain uncertain. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, the Fund or the financial instruments in which the Fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. Instruments in which the Fund invests historically paid interest at floating rates based on LIBOR or were subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests also historically obtained financing at floating rates based on LIBOR. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		SOFR Risk. The Secured Overnight Financing Rate Data (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Currency Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Currency Hedging Risk. FS Credit Income Advisor may seek to hedge all or a portion of the Fund’s foreign currency risk. However, FS Credit Income Advisor cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.
Arbitrage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Arbitrage Risk. The Fund may engage in arbitrage strategies. Arbitrage strategies entail various risks, including the risk that external events, regulatory approvals and other factors will impact the consummation of announced corporate events and/or the prices of certain positions.
U.S. Credit Rating and European Economic Crisis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	U.S. Credit Rating and European Economic Crisis Risk. The credit ratings assigned to U.S. and European sovereign debt by major rating agencies may be downgraded at any time due to concerns about budget deficits, political dysfunction, or debt sustainability. For example, in August 2023, Fitch downgraded the U.S. government’s long-term credit rating, citing fiscal deterioration and governance concerns. Other rating agencies have taken or may take similar actions. In recent years, several European countries have also faced downgrades, and ongoing risks related to sovereign debt levels, political fragmentation, and regional crises continue to present risks for the EU and its member states. Uncertainty regarding the terms of the United Kingdom’s exit from the European Union (“Brexit”) and the possibility of further referendums or policy shifts in other European countries may continue to disrupt financial markets.

Any further downgrade or negative outlook from credit rating agencies regarding the U.S. government’s or major European countries’ sovereign creditworthiness, or a perceived decline in credit quality, could adversely affect the U.S. and global financial markets, increase borrowing costs, and negatively impact the Fund’s ability to obtain debt financing on favorable terms. Sovereign debt crises, policy responses, or ineffective fiscal or monetary measures may contribute to further market volatility and economic uncertainty.
These developments and reactions of the credit markets to these developments could cause interest rates and borrowing costs to rise, which may negatively impact the Fund’s ability to obtain debt financing on favorable terms. In addition, any adverse economic conditions resulting from any further downgrade of the U.S. government’s sovereign credit rating or the economic crisis in Europe could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Economic Recession Or Downturn Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Economic Recession or Downturn Risk. Many of the Fund’s portfolio companies may be susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.
Risks Associated With Commodity Futures Trading Commission Rulemaking [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Risks Associated with Commodity Futures Trading Commission Rulemaking. FS Credit Income Advisor has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Regulation 4.5 so that FS Credit Income Advisor is not subject to registration or regulation as a commodity pool operator (“CPO”) under the Commodity Exchange Act (the “CEA”) with respect to the Fund. In order to maintain the exclusion for FS Credit Income Advisor, the Fund must invest no more than a prescribed level of its liquidation value in certain futures, certain swap contracts and certain other derivatives subject to the CEA’s jurisdiction, and the Fund must not market itself as providing investment exposure to such instruments. If the Fund’s investments no longer qualify FS Credit Income Advisor for the exclusion, FS Credit Income Advisor may be subject to the CFTC’s CPO registration requirements with respect to the Fund, and the disclosure and operations of the Fund would need to comply with all applicable regulations governing commodity pools registered as investment companies under the 1940 Act and commodity pool operators. Compliance with the additional registration and regulatory requirements may increase operating expenses. Other potentially adverse regulatory initiatives could also develop.
Failure Of Futures Commission Merchants And Clearing Organizations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure of Futures Commission Merchants and Clearing Organizations.   The Fund may deposit funds required to margin open positions in the derivative instruments subject to the CEA with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by a clearing broker from its customers are held by the clearing broker on a commingled basis in an omnibus account and may be invested by the clearing broker in certain instruments permitted under the applicable regulation. There is a risk that assets deposited by the Fund with any swaps or futures clearing broker as margin for futures contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing broker. In addition, the assets of the Fund may not be fully protected in the event of the clearing broker’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s combined domestic customer accounts.
Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures, swaps and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, with respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default or the clearing broker’s other clients or the clearing broker’s failure to extend own funds in connection with any such default, the Fund would not be able to recover the full amount of assets deposited by the clearing broker on its behalf with the clearing organization.

Investment Terms And Timeframe Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Terms and Timeframe Risk.   Delays in investing the net proceeds of this Offering may impair the Fund’s performance. The Fund cannot assure investors that it will be able to identify any investments that meet the Fund’s investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest its assets on acceptable terms within the time period that it anticipates or at all, which could harm the Fund’s financial condition and results of operations.
Prior to investing in securities of portfolio companies, the Fund may invest primarily in cash, cash equivalents, U.S. government securities, repurchase agreements and high-quality debt instruments maturing in one year or less from the time of investment, which may produce returns that are significantly lower than the returns which it expects to achieve when the Fund’s portfolio is fully invested in securities meeting its investment objective. As a result, any distributions that the Fund pays while its portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when its portfolio is fully invested in securities meeting its investment objective.

Restrictions On Entering Into Affiliated Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Restrictions on Entering into Affiliated Transactions. The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates without relying on an available exemption or the prior approval of the SEC. For purposes of the 1940 Act, the following persons are considered an affiliate of the Fund and the Fund is generally prohibited from buying any securities from or selling any securities to such affiliate: (i) any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities; (ii) any person that owns, directly or indirectly, 5% or more of the outstanding voting securities of FS Credit Income Advisor (or its controlling entities); or (iii) any person in which FS Credit Income Advisor or a person controlling or under common control with FS Credit Income Advisor owns, directly or indirectly, 5% or more of such person’s voting securities. The
1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times), without the prior approval of the SEC. If a person, directly or indirectly, holds more than 5% of the voting securities of the Fund or FS Credit Income Advisor (or either of their respective controlling entities), or is under common control with the Fund or FS Credit Income Advisor, the Fund is prohibited from buying any securities or other property from or selling any securities or other property to such person or certain of that person’s affiliates, or entering into “joint” transactions with such person or certain of that person’s affiliates, absent an available exemption or the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with its officers or Trustees or their affiliates.
In addition, the Fund is not permitted to co-invest with certain entities affiliated with FS Credit Income Advisor in transactions originated by FS Credit Income Advisor or its affiliates unless it has obtained an exemptive order from the SEC or co-invests alongside FS Credit Income Advisor or its affiliates in accordance with existing regulatory guidance and the allocation policies of FS Credit Income Advisor and its affiliates, as applicable. However, the Fund has received exemptive relief from the provisions of section 17(d) of the 1940 Act to invest in certain co-investment transactions alongside other funds managed by FS Credit Income Advisor or certain of its affiliates, subject to certain conditions.
In addition, entering into certain transactions that are not deemed “joint” transactions (for purposes of the 1940 Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the 1940 Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of future joint transactions, FS Credit Income Advisor may avoid allocating an investment opportunity to the Fund that it would otherwise allocate, subject to FS Credit Income Advisor’s then-current allocation policies and any applicable exemptive orders, and to FS Credit Income Advisor’s obligations to allocate opportunities in a fair and equitable manner consistent with their fiduciary duties owed to the Fund and other accounts advised by FS Credit Income Advisor and policies related to approval of investments.

Lack Of Funds To Make Additional Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Lack of Funds to Make Additional Investments Risk. The Fund may not have the funds or ability to make additional investments in its portfolio companies. After the Fund’s initial investment in a portfolio company, it may be called upon from time to time to provide additional funds to such company or have the opportunity to increase its investment through the exercise of a warrant to purchase common stock. There is no assurance that the Fund will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Fund’s part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for the Fund to increase its participation in a successful operation or may reduce the expected return on the investment.
Funding Future Capital Needs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Funding Future Capital Needs Risk. The net proceeds from this Offering may be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses, such as the Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and the Fund may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to it. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, or at all, the Fund’s ability to acquire investments and to expand the Fund’s operations will be adversely affected. As a result, the Fund would be less able to allocate its portfolio among various issuers and industries and achieve its investment objective, which may negatively impact its results of operations and reduce its ability to make distributions.
Uncertain Exit Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Uncertain Exit Strategies. Due to the illiquid nature of some of the positions that the Fund may acquire, as well as the risks associated with the Fund’s investment strategies, the Fund is unable to predict with confidence what the exit strategy may ultimately be for any given investment, or that one will definitely be available. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors.
Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Artificial Intelligence.   Artificial intelligence, including machine learning and similar tools and technologies that collect, aggregate, analyze or generate data or other materials, (collectively, “AI”) and its current and potential future applications including in the private investment and financial industries, as well as the legal and regulatory frameworks within which AI operates, continue to rapidly evolve.
Recent technological advances in AI pose risks to the Fund, FS Credit Income Advisor, and the portfolio companies in which the Fund invests. The Fund and the portfolio companies in which the Fund invests could also be exposed to the risks of AI if third-party service providers or any counterparties, whether or not known to the Fund, also use AI in their business activities. The Fund and the portfolio companies in which the Fund invests may not be in a position to control the use of AI technology in third-party products or services.
Use of AI could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming accessible by other third-party AI applications and users. While FS Credit Income Advisor does not currently use AI to make investment recommendations, the use of AI could also exacerbate or create new and unpredictable risks to the Fund’s business, FS Credit Income Advisor’s business, and the business of the portfolio companies in which the Fund invests, including by potentially significantly disrupting the markets in which the Fund and its portfolio companies operate or subjecting the Fund, the portfolio companies in which the Fund invests, and the Advisor to increased competition and regulation, which could materially and adversely affect the business, financial condition or results of operations of the Fund, the portfolio companies in which the Fund invests, and FS Credit Income Advisor. In addition, the use of AI by bad actors could heighten the sophistication and effectiveness of cyber and security attacks experienced by the portfolio companies in which the Fund invests and the Advisor.
Independent of its context of use, AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that AI technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error — potentially materially so — and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI technology. To the extent that the Fund or the portfolio companies in which the Fund invests are exposed to the risks of AI use, any such inaccuracies or errors could have adverse impacts on the Fund or the portfolio companies in which the Fund invests.
AI technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

Senior Management Personnel Of Fs Credit Income Advisor And Goldentree Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Management Personnel of FS Credit Income Advisor.   Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of FS Credit Income Advisor. FS Credit Income Advisor evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of FS Credit Income Advisor and its senior management team. The departure of any members of FS Credit Income Advisor’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on FS Credit Income Advisor’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. FS Credit Income Advisor’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, FS Credit Income Advisor may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. FS Credit Income Advisor may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, the Investment Advisory Agreement and the Administration Agreement have termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without the payment of any penalty, upon 60 days’ written notice by FS Credit Income Advisor or, if the Board or the holders of a majority of the Fund’s outstanding voting securities determine that the Investment Advisory Agreement with FS Credit Income Advisor should be terminated, by the Fund. The Administration Agreement may be terminated at any time, without penalty, by either party, upon 60 days’ written notice to the other party. See “Management Fees — Investment Advisory Agreement.”
If any of these agreements are terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for the Fund to replace FS Credit Income Advisor. Furthermore, the termination of any of these agreements may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.

Fs Credit Income Advisor And Goldentree Relationships Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		FS Credit Income Advisor Relationships. The Fund expects that FS Credit Income Advisor will depend on its relationships with private equity sponsors, investment banks, commercial banks and other market participants, and the Fund expects to rely to a significant extent upon these relationships, to provide it with potential investment opportunities. If FS Credit Income Advisor fails to maintain its existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom FS Credit Income Advisor have relationships are not obligated to provide the Fund with investment opportunities and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.
Closed End Interval Fund Structure And Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Closed-End Interval Fund Structure; Liquidity Risks. The Fund operates as a diversified, closed-end management investment company structured as an “interval fund” and is designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Instead, the Fund will provide limited liquidity to Shareholders by offering to repurchase a limited amount of the Fund’s Shares (at least 5% but no more than 25%) quarterly. See “Quarterly Repurchases of Shares.” The Fund, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows. Therefore, an investment in the Fund, unlike an investment in a mutual fund or listed closed-end fund, is not a liquid investment.
Competition For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Competition for Investment Opportunities. The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than it does. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.
Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Litigation. From time to time, in the ordinary course of its operations, FS Credit Income Advisor and its affiliates may be subject to litigation and arbitration, which can be costly and divert significant portions of FS Credit Income Advisor’s time and resources. Any litigation or arbitration could have a materially adverse effect on the Fund.
Systems Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Systems Risks. The Fund depends on FS Credit Income Advisor to develop and implement appropriate systems for the Fund’s activities. Certain of the Fund’s and FS Credit Income Advisor’s operations interface with or depend on systems operated by third parties, including market counterparties and other service providers, and the Fund or FS Credit Income Advisor may not be in a position to verify the risks or reliability of such third-party systems. These programs or systems may be subject to certain defects, failures or interruptions, including, but not limited to, those caused by worms, viruses and power failures. Any such defect or failure could have a material adverse effect on the Fund. For example, such failures could cause settlement of trades to fail, lead to inaccurate accounting, recording or processing of trades and cause inaccurate reports, which may affect the Fund’s ability to monitor its investment portfolio and its risks. Studies have shown that a lack of adequate systems is often a significant contributing factor to failures of funds like the Fund.
Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk.   As part of its business, FS Credit Income Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders. Similarly, service providers of FS Credit Income Advisor or the Fund, especially the Fund’s Administrator, may process, store and transmit such information. FS Credit Income Advisor has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to FS Credit Income Advisor may be susceptible to compromise, leading to a breach of FS Credit Income Advisor’s networks. FS Credit Income Advisor’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Online services provided by FS Credit Income Advisor to the Shareholders may also be susceptible to compromise. Breach of FS Credit Income Advisor’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed.
The service providers of FS Credit Income Advisor and the Fund are subject to the same electronic information security threats as FS Credit Income Advisor. In addition, the Fund and FS Credit Income Advisor have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or FS Credit Income Advisor. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed.
The loss or improper access, use or disclosure of FS Credit Income Advisor’s or the Fund’s proprietary information may cause FS Credit Income Advisor or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage.
There can be no assurance that the Fund or its service providers, or the issuers of the securities in which the Fund invests, will not suffer losses relating to cybersecurity breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties. The use of artificial intelligence and machine learning could exacerbate these risks.
Any of the foregoing events could have a material adverse effect on the Fund and the Shareholders’ investments therein.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Operational Risk. The Fund depends on FS Credit Income Advisor to develop the appropriate systems and procedures to control operational risk. Operational risks arising from mistakes made in the confirmation or settlement of transactions, from transactions not being properly booked, evaluated or accounted for or other similar disruption in the Fund’s operations may cause the Fund to suffer financial loss, the disruption of its business, liability to clients or third parties, regulatory intervention or reputational damage. The Fund relies heavily on its financial, accounting and other data processing systems. The ability of its systems to accommodate an increasing volume of transactions could also constrain the Fund’s ability to properly manage the portfolio.
Purchase Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Purchase Price Risk. The purchase price at which an investor purchases Shares will be determined at each daily closing and will equal the NAV per Share of the applicable class as of such date, plus the applicable Sales Load. As a result, in the event of an increase in the Fund’s NAV per Share of an applicable class, an investor’s purchase price may be higher than the prior daily closing price per Share of the applicable class, and therefore an investor may receive fewer Shares than if an investor had subscribed at the prior daily closing price.
Insufficient Capital Raise Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Insufficient Capital Raise Risk. There is no assurance that the Fund will raise sufficient proceeds in this Offering to allow the Fund to purchase a portfolio of investments allocated among various issuers and industries and generate income sufficient to cover the Fund’s expenses. Even if the Fund raises sufficient funds to cover the Fund’s expenses, a lower capital raise will result in the Fund’s fees and expenses constituting a larger percentage of an investor’s investment payable to the Fund’s fees and expenses. As a result, the Fund may be unable to achieve its investment objective and an investor could lose some or all of the value of his or her investment in the Fund.
Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		“Best-Efforts” Offering Risk. This Offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Fluctuations In Results Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Fluctuations in Results. The Fund could experience fluctuations in its operating results due to a number of factors, including the Fund’s ability or inability to make investments that meet the Fund’s investment objective, the interest or dividend rates payable on the securities it acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which it encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods.
Repurchase Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Risks.   Quarterly repurchases by the Fund of its Shares typically will be funded from available cash or sales of portfolio securities. If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2.00% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, but any such increases in the amounts repurchased may not exceed an aggregate of 2.00% in any three-month period. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2.00% of the Fund’s outstanding Shares (less any additional amounts repurchased in prior repurchase offers within a three-month period) as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request.
Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than FS Credit Income Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. FS Credit Income Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. The Fund’s investments are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. Additionally, to the extent the Fund consistently is in a “net repurchase” position, its assets will likely decline, which will in turn increase the Fund’s expense ratio and could place the continued viability of the Fund in jeopardy. If the Fund were to liquidate after a period of net repurchases, the assets left in the Fund would likely be the Fund’s more illiquid assets, which may result in remaining Shareholders being required to hold their investment in the Fund, and be subject to changes (including declines) in value, for a prolonged period of time while the Fund seeks to liquidate its remaining investments. In such a scenario, a Shareholder could lose the entire value of his or her investment in the Fund.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Large Shareholder Risk. To the extent a large proportion of Shares are held by a small number of Shareholders, including affiliates of FS Credit Income Advisor, the Fund is subject to the risk that these Shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Shareholder. See “Repurchase Risks” above.
Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Payment Risk.   The Fund cannot assure investors that it will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions to Shareholders may constitute a return of capital to Shareholders and will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment rather than a return of earnings or gains derived from the Fund’s investment activities.

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares that the Fund may issue in the future. The Fund’s declaration of trust authorizes it to issue an unlimited number of Shares. A majority of the Board may amend the Fund’s declaration of trust. After an investor purchases Shares, the Board may elect to sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti Takeover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Anti-Takeover Risk. The Fund’s declaration of trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it or from attempting to change the composition of the Board. Under the Fund’s declaration of trust, the Fund is not required to hold annual meetings of Shareholders. The Trustees are elected for indefinite terms and do not stand for reelection. The Fund’s declaration of trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the declaration of trust) with or without cause (i) at any meeting of Shareholders by a vote of 75% of the outstanding Shares or (ii) by a written instrument signed by at least two-thirds (66 2∕3%) of the remaining Trustees. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred shares; and the Board may, without Shareholder action, amend the Fund’s declaration of trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Conflicts of Interest Risk. FS Credit Income Advisor and certain of its affiliates may experience certain conflicts of interest in connection with the management of the Fund, including, but not limited to: the allocation of FS Credit Income Advisor’s time and resources between the Fund and other investment activities; compensation payable by the Fund to FS Credit Income Advisor and its affiliates; overlapping investment objectives across FS Credit Income Advisor’s funds, accounts or other investment vehicles or its affiliates’ funds, accounts or other investment vehicles; the Fund’s reliance on exemptive relief that it has received from the SEC, which permits the Fund to participate in co-investment transactions with certain other funds advised by FS Credit Income Advisor or its affiliates; competition with certain affiliates of FS Credit Income Advisor for investment opportunities; investments at different levels of an entity’s capital structure by the Fund and other clients of FS Credit Income Advisor, subject to the limitations of the 1940 Act; investments by FS Credit Income Advisor and its affiliates and members of the senior management and investment teams and other employees of FS Credit Income Advisor or its members or their respective affiliates in securities or portfolio companies in which the Fund invests, subject to applicable law; differing recommendations given by FS Credit Income Advisor to the Fund versus other clients; sale of loans previously acquired after a short period of time to earn fees or other revenue, subject to applicable law, and receipt of asset-based fees from purchasers that are advisory clients; restrictions on FS Credit Income Advisor’s existing business relationships or use of material non-public information with respect to potential investments by the Fund; the formation of additional investment funds or entrance into other investment banking, advisory, investment advisory, and other relationships by FS Credit Income Advisor or its affiliates; and limitations on purchasing or selling securities to other clients of FS Credit Income Advisor or its affiliates and on entering into “joint” transactions with certain of the Fund’s affiliates. Additionally, investments at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities by the Fund and other clients of FS Credit Income Advisor may result in FS Credit Income Advisor coming into possession of confidential or material, non-public information that would limit the ability of the Fund to acquire or dispose of investments, even if such acquisition or disposition would otherwise be desirable. This could constrain the Fund’s investment flexibility and result in the Fund being unable or restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when FS Credit Income Advisor would otherwise take an action. See “Conflicts of Interest.”
Portfolio Fair Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Fair Value Risk.   Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately-held companies in which the Fund may invest. Certain of the Fund’s investments may not be exchange-traded, but may, instead, be traded on a privately negotiated OTC secondary market for institutional investors. As a result, FS Credit Income Advisor, in its capacity as valuation designee, has adopted methods for determining the fair value of such securities and other assets, pursuant to its responsibility for applying such fair valuation methods that has been designated to it by the Board. In connection with the valuation process, the Board receives valuation reports from FS Credit Income Advisor as valuation designee on a quarterly basis. See “Determination of Net Asset Value.”
Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to comparable publicly traded companies, discounted cash flow and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Due to this uncertainty, fair value determinations may cause the Fund’s NAV on a given date to materially understate or overstate the value that it may ultimately realize upon the sale of one or more of its investments. Additionally, fair valuation processes for certain securities necessarily involve subjective judgments and assumptions about the value of an asset or liability and these judgments and assumptions may ultimately be incorrect.

Asc 820 And Other Changes In Accounting Rules Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ASC 820 and Other Changes in Accounting Rules.   The Fund’s assets and liabilities are valued in accordance with the valuation policies set forth herein, subject to the policies and oversight of the Board. However, for purposes of preparing the Fund’s annual audited financial statements, which are prepared in accordance with GAAP, certain of the Fund’s assets and liabilities may be valued in a manner that while consistent with GAAP, is different from the manner in which such assets are valued in accordance with the valuation policies set forth herein.
Specifically, for purposes of GAAP-compliant financial reporting, the Fund is required to follow a specific framework for measuring the fair value of its assets and liabilities, and is required to provide certain additional disclosures regarding the use of fair value measurements in their audited financial statements. Many of these requirements are set forth in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines and establishes a framework for measuring fair value under GAAP and expands financial statement disclosure requirements relating to fair value measurements. Other valuation-related requirements are contained in other provisions of GAAP, and other related Financial Accounting Standards Board (“FASB”) Statements and guidance. Additional FASB Statements and guidance, and additional provisions of GAAP, that may be adopted in the future may also impose additional, or different, specific requirements as to the valuation of assets and liabilities for purposes of GAAP-compliant financial reporting.
The Fund may determine in certain instances to value a particular asset at a different value for financial reporting purposes than the value of that same asset as determined in accordance with the valuation policies set forth herein. For example, FS Credit Income Advisor may determine that ASC 820 may require the Fund, for purposes of GAAP-compliant financial reporting, to value its investments at values that are at a discount to the values that are determined in accordance with the valuation policies set forth herein. Conversely, under other accounting guidelines, such as those set forth in ASC No. 805, “Business Combinations,” GAAP may require investments to be priced at values that would be different than values assigned under the valuation policies.
Accordingly, to the extent that GAAP would require any of the Fund’s assets or liabilities to be valued in a manner that differs from the valuation policies set forth herein, such assets or liabilities will be valued (x) in accordance with GAAP, solely for purposes of preparing the Fund’s GAAP-compliant annual audited financial statements, and (y) in accordance with the valuation policies set forth herein, subject to the policies and oversight of the Board (without regard to any GAAP requirements relating to the determination of fair value), for all other purposes.
Accounting standards applicable to investment funds, including ASC 820 and related rules, are subject to change and interpretation. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to inability to obtain a third-party determination of fair market value. Future changes in accounting standards may require the Fund to change its valuation processes, increase costs, or affect the timing and accuracy of the Fund’s financial statements.

ASC 740-Accounting Changes; Effect on NAV [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	ASC 740 — Accounting Changes; Effect on NAV. Pursuant to FASB ASC 740, formerly known as FIN 48 (“ASC 740”), which provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements, the Fund is required to determine whether a tax position, based on its technical merits, meets a more-likely-than-not recognition threshold that the position will be sustained upon examination. As a result of such a determination, the Fund may be required to recognize a contingent tax liability in its NAV calculation if the related tax position meets the recognition criterion in ASC 740 and, conversely, may be required to unrecognize a contingent tax liability in its NAV calculation if the related tax position does not meet the recognition criterion in ASC 740. In addition, the NAV of the Fund may be adjusted if an uncertain tax position is settled. Recognition and measurement of each tax position, including any tax position for which there is a lack of authority and audit experience, is determined by the Board, in its sole discretion, based on discussions with FS Credit Income Advisor, tax advisers and the auditor and based on the facts and circumstances known at the time. There can be no assurance that any such determination will not change over time. Adjustments made to the NAV of the Fund in connection with the recognition or unrecognition of contingent tax liabilities may have a material positive or negative effect on certain Shareholders and prospective investors, depending on the circumstances.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Portfolio Turnover Risk. The Fund is anticipated to be actively managed, and its portfolio turnover rate may exceed 100% in any fiscal year. However, the Fund cannot accurately predict its annual portfolio turnover rate, which may vary from year-to-year, as well as within a year. Portfolio turnover is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Risks Relating To Funds Regulated Investment Company Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Risks Relating to the Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must, among other things, meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each tax year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in stock or other securities, or net income from “qualified publicly traded partnerships” (as defined in the Code). The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its tax years. As a result of these diversification requirements, the Fund may have to dispose of certain investments quickly in order to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times and may result in substantial losses to the Fund. In addition, in order to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each tax year at least 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and the excess, if any, of its net short-term capital gains over its net long-term capital losses) and its net tax-exempt income (if any), to Shareholders. If the Fund fails to qualify for taxation as a RIC for any reason, it would be subject to regular corporate-level U.S. federal income taxes on all of its taxable income and gains, and the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify as a RIC.
Regulated Investment Company Related Risks Of Investments Generating Non Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC-Related Risks of Investments Generating Non-Cash Taxable Income.   Certain of the Fund’s investments may require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund may invest in loans and other debt obligations that will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations, which may further increase the amount that the Fund must distribute to maintain RIC status or avoid Fund-level U.S. federal income or excise taxes.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to FS Credit Income Advisor based on accruals that may never be realized. In addition, the deferral of paid-in-kind (“PIK”) interest also reduces a loan’s loan-to-value ratio at a compounding rate.

Uncertain Tax Treatment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Uncertain Tax Treatment. The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income so that it does not become subject to U.S. federal income or excise tax.
Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.   The Fund is subject to financial market risks, including changes in interest rates.
General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, have a material adverse effect on the Fund’s investment objective and the Fund’s rate of return on invested capital. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by FS Credit Income Advisor. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs, if any. Further, in periods of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.
In the event of a rising interest rate environment, payments under floating rate debt instruments would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates. Conversely, declining interest rates may reduce the Fund’s income and returns and may increase prepayment risk in certain asset classes. An inverted yield curve or extended periods of interest rate volatility may further impact portfolio performance.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		Faegre Drinker Biddle & Reath LLP
Entity Address, Address Line Two		One Logan Square, Ste. 2000
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19103-6996
Contact Personnel Name		Joshua B. Deringer, Esq.
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Outstanding Security, Title [Text Block]		Common shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		56,704,791.707
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]		5.75%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.25%
Interest Expenses on Borrowings [Percent]	[2],[5]	1.37%
Distribution/Servicing Fees [Percent]	[2],[6]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[6]	0.25%
Other Annual Expense 2 [Percent]	[2],[7]	0.48%
Total Annual Expenses [Percent]	[2]	3.35%
Waivers and Reimbursements of Fees [Percent]	[2]	(0.23%)
Net Expense over Assets [Percent]	[2],[8]	3.12%
Expense Example, Year 01		$ 87
Expense Example, Years 1 to 3		148
Expense Example, Years 1 to 5		212
Expense Example, Years 1 to 10		$ 381
Financial Highlights [Abstract]
Senior Securities Amount			$ 36,094	$ 0	$ 10,175	$ 10,175	$ 53,218	$ 18,750	$ 0	$ 66,459	$ 98,632	$ 53,218	$ 65,987	$ 36,094	$ 10,175
Senior Securities Coverage per Unit	[9]		$ 6.6	$ 0	$ 11.64	$ 11.64	$ 9.41	$ 36.43	$ 0	$ 10.26	$ 5.8	$ 9.41	$ 4.86	$ 6.6	$ 11.64
General Description of Registrant [Abstract]
Annual Dividend Payment	[1]			(0.2)				(1.17)	(0.98)	(0.91)	(0.72)	(0.72)	(0.72)	(0.73)
NAV Per Share	[1]		$ 12.71	$ 11.96	$ 12.87	$ 12.87	$ 13.46	$ 11.99	$ 12.5	$ 11.57	$ 11.43	$ 13.46	$ 12.26	$ 12.71	$ 12.87				$ 12.89
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class A
Outstanding Security, Title [Text Block]		Class A Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		468,483.684
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.25%
Interest Expenses on Borrowings [Percent]	[2],[5]	1.37%
Distribution/Servicing Fees [Percent]	[2],[6]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[6]	0.00%
Other Annual Expense 2 [Percent]	[2],[7]	0.48%
Total Annual Expenses [Percent]	[2]	3.10%
Waivers and Reimbursements of Fees [Percent]	[2]	(0.23%)
Net Expense over Assets [Percent]	[2],[8]	2.87%
Expense Example, Year 01		$ 29
Expense Example, Years 1 to 3		89
Expense Example, Years 1 to 5		151
Expense Example, Years 1 to 10		$ 319
Financial Highlights [Abstract]
Senior Securities Amount			$ 36,094	$ 0	$ 10,175	$ 10,175	$ 53,218	$ 18,750	$ 0	$ 66,459	$ 98,632	$ 53,218	$ 65,987	$ 36,094	$ 10,175
Senior Securities Coverage per Unit	[9]		$ 6.6	$ 0	$ 11.64	$ 11.64	$ 9.41	$ 36.43	$ 0	$ 10.26	$ 5.8	$ 9.41	$ 4.86	$ 6.6	$ 11.64
General Description of Registrant [Abstract]
Annual Dividend Payment	[1]			(0.2)				(1.2)	(1.01)	(0.94)	(0.75)	(0.75)	(0.75)	(0.75)	(0.56)
NAV Per Share	[1]		$ 12.74	$ 12	$ 12.89	$ 12.89	$ 13.5	$ 12.04	$ 12.54	$ 11.61	$ 11.47	$ 13.5	$ 12.29	$ 12.74	$ 12.89					$ 12.5
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I
Outstanding Security, Title [Text Block]		Class I Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		31,297,958.524
Class L [Member]
Fee Table [Abstract]
Sales Load [Percent]		3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.25%
Interest Expenses on Borrowings [Percent]	[2],[5]	1.37%
Distribution/Servicing Fees [Percent]	[2],[6]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[6]	0.25%
Other Annual Expense 2 [Percent]	[2],[7]	0.48%
Total Annual Expenses [Percent]	[2]	3.60%
Waivers and Reimbursements of Fees [Percent]	[2]	(0.23%)
Net Expense over Assets [Percent]	[2],[8]	3.37%
Expense Example, Year 01		$ 68
Expense Example, Years 1 to 3		135
Expense Example, Years 1 to 5		204
Expense Example, Years 1 to 10		$ 388
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class L
Outstanding Security, Title [Text Block]		Class L Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		0
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.25%
Interest Expenses on Borrowings [Percent]	[2],[5]	1.37%
Distribution/Servicing Fees [Percent]	[2],[6]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[6]	0.00%
Other Annual Expense 2 [Percent]	[2],[7]	0.48%
Total Annual Expenses [Percent]	[2]	3.35%
Waivers and Reimbursements of Fees [Percent]	[2]	(0.23%)
Net Expense over Assets [Percent]	[2],[8]	3.12%
Expense Example, Year 01		$ 31
Expense Example, Years 1 to 3		96
Expense Example, Years 1 to 5		163
Expense Example, Years 1 to 10		$ 343
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class M
Outstanding Security, Title [Text Block]		Class M Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		0
Class T [Member]
Fee Table [Abstract]
Sales Load [Percent]		3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.25%
Interest Expenses on Borrowings [Percent]	[2],[5]	1.37%
Distribution/Servicing Fees [Percent]	[2],[6]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[6]	0.25%
Other Annual Expense 2 [Percent]	[2],[7]	0.48%
Total Annual Expenses [Percent]	[2]	3.60%
Waivers and Reimbursements of Fees [Percent]	[2]	(0.23%)
Net Expense over Assets [Percent]	[2],[8]	3.37%
Expense Example, Year 01		$ 68
Expense Example, Years 1 to 3		135
Expense Example, Years 1 to 5		204
Expense Example, Years 1 to 10		$ 388
Financial Highlights [Abstract]
Senior Securities Amount			$ 36,094	$ 0	$ 10,175	$ 10,175	$ 53,218	$ 18,750	$ 0	$ 66,459	$ 98,632	$ 53,218	$ 65,987	$ 36,094	$ 10,175
Senior Securities Coverage per Unit	[9]		$ 6.6	$ 0	$ 11.64	$ 11.64	$ 9.41	$ 36.43	$ 0	$ 10.26	$ 5.8	$ 9.41	$ 4.86	$ 6.6	$ 11.64
General Description of Registrant [Abstract]
Annual Dividend Payment	[10]			(0.19)	(0.18)			(1.14)	(0.95)	(0.89)	(0.69)	(0.68)	(0.69)	(0.7)
NAV Per Share	[10]		$ 12.74	$ 11.99	$ 12.9	$ 12.9	$ 13.49	$ 12.02	$ 12.53	$ 11.6	$ 11.46	$ 13.49	$ 12.28	$ 12.74	$ 12.9			$ 13.03
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class T
Outstanding Security, Title [Text Block]		Class T Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		184,791.129
Class U [Member]
Fee Table [Abstract]
Sales Load [Percent]	[11]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.25%
Interest Expenses on Borrowings [Percent]	[2],[5]	1.37%
Distribution/Servicing Fees [Percent]	[2],[6]	0.75%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[6]	0.00%
Other Annual Expense 2 [Percent]	[2],[7]	0.48%
Total Annual Expenses [Percent]	[2]	3.85%
Waivers and Reimbursements of Fees [Percent]	[2]	(0.23%)
Net Expense over Assets [Percent]	[2],[8]	3.62%
Expense Example, Year 01		$ 36
Expense Example, Years 1 to 3		111
Expense Example, Years 1 to 5		187
Expense Example, Years 1 to 10		$ 388
Financial Highlights [Abstract]
Senior Securities Amount			$ 36,094	$ 0			$ 53,218	$ 18,750	$ 0	$ 66,459	$ 98,632	$ 53,218	$ 65,987	$ 36,094
Senior Securities Coverage per Unit	[9]		$ 6.6	$ 0			$ 9.41	$ 36.43	$ 0	$ 10.26	$ 5.8	$ 9.41	$ 4.86	$ 6.6
General Description of Registrant [Abstract]
Annual Dividend Payment	[1]		(0.18)	(0.19)				(1.1)	(0.92)	(0.85)	(0.66)	(0.65)	(0.7)
NAV Per Share	[1]		$ 12.73	$ 11.94			$ 13.44	$ 11.97	$ 12.48	$ 11.56	$ 11.41	$ 13.44	$ 12.24	$ 12.73			$ 13.06
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class U
Outstanding Security, Title [Text Block]		Class U Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		10,237,437.083
Class U-2 [Member]
Fee Table [Abstract]
Sales Load [Percent]		2.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[12]	1.50%
Management Fees [Percent]	[2],[3],[4]	1.25%
Interest Expenses on Borrowings [Percent]	[2],[5]	1.37%
Distribution/Servicing Fees [Percent]	[2],[6]	0.50%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[6]	0.25%
Other Annual Expense 2 [Percent]	[2],[7]	0.48%
Total Annual Expenses [Percent]	[2]	3.85%
Waivers and Reimbursements of Fees [Percent]	[2]	(0.23%)
Net Expense over Assets [Percent]	[2],[8]	3.62%
Expense Example, Year 01		$ 36
Expense Example, Years 1 to 3		111
Expense Example, Years 1 to 5		187
Expense Example, Years 1 to 10		$ 388
Financial Highlights [Abstract]
Senior Securities Amount				$ 0			$ 53,218	$ 18,750	$ 0	$ 66,459	$ 98,632	$ 53,218
Senior Securities Coverage per Unit	[9]			$ 0			$ 9.41	$ 36.43	$ 0	$ 10.26	$ 5.8	$ 9.41
General Description of Registrant [Abstract]
Annual Dividend Payment	[1]			(0.19)			(0.65)	(1.1)	(0.93)	(0.89)	(0.73)
NAV Per Share	[1]			$ 12.05			$ 13.52	$ 12.08	$ 12.59	$ 11.65	$ 11.5	$ 13.52				$ 13.24
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class U-2
Outstanding Security, Title [Text Block]		Class U-2 Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		14,516,121.287
Class A Without Annual Use Of Leverag [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.00%
Distribution/Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.25%
Other Annual Expense 2 [Percent]		0.48%
Total Annual Expenses [Percent]		1.73%
Waivers and Reimbursements of Fees [Percent]		(0.23%)
Net Expense over Assets [Percent]		1.50%
Class I Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.00%
Distribution/Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.00%
Other Annual Expense 2 [Percent]		0.48%
Total Annual Expenses [Percent]		1.48%
Waivers and Reimbursements of Fees [Percent]		(0.23%)
Net Expense over Assets [Percent]		1.25%
Class L Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.00%
Distribution/Servicing Fees [Percent]		0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.25%
Other Annual Expense 2 [Percent]		0.48%
Total Annual Expenses [Percent]		1.98%
Waivers and Reimbursements of Fees [Percent]		(0.23%)
Net Expense over Assets [Percent]		1.75%
Class M Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.00%
Distribution/Servicing Fees [Percent]		0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.00%
Other Annual Expense 2 [Percent]		0.48%
Total Annual Expenses [Percent]		1.73%
Waivers and Reimbursements of Fees [Percent]		(0.23%)
Net Expense over Assets [Percent]		1.50%
Class T Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.00%
Distribution/Servicing Fees [Percent]		0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.25%
Other Annual Expense 2 [Percent]		0.48%
Total Annual Expenses [Percent]		1.98%
Waivers and Reimbursements of Fees [Percent]		(0.23%)
Net Expense over Assets [Percent]		1.75%
Class U Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.00%
Distribution/Servicing Fees [Percent]		0.75%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.00%
Other Annual Expense 2 [Percent]		0.48%
Total Annual Expenses [Percent]		2.23%
Waivers and Reimbursements of Fees [Percent]		(0.23%)
Net Expense over Assets [Percent]		2.00%
Class U2 Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.00%
Distribution/Servicing Fees [Percent]		0.50%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.25%
Other Annual Expense 2 [Percent]		0.48%
Total Annual Expenses [Percent]		2.23%
Waivers and Reimbursements of Fees [Percent]		(0.23%)
Net Expense over Assets [Percent]		2.00%
Preferred Shares And Other Securities [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares and Other Securities
Preferred Stock Restrictions, Other [Text Block]		The Fund’s declaration of trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

[1]	Per share data may be rounded in order to compute the ending net asset value per share.
[2]	Amount assumes that the Fund sells $400.0 million and redeems $171.9 million worth of Shares during the following twelve months, resulting in estimated average net assets of $793.2 million. That amount also assumes that the Fund borrows funds equal to 25% of its average net assets during such period. Actual expenses will depend on the number of Shares the Fund sells in this Offering, the number of Shares redeemed, and the amount of leverage the Fund employs, if any. There can be no assurance that the Fund will sell $400.0 million or redeem $171.9 million worth of Shares during the following twelve months.
[3]	FS Credit Income Advisor has entered into a Waiver of Management Fee Letter with the Fund, whereby, for the period from December 1, 2024 through March 31, 2026, FS Credit Income Advisor has agreed to waive the management fee to which it is entitled under the Investment Advisory Agreement so that the fee received equals 0.00% of the average daily value of the Fund’s gross assets. The effects of such waiver are not reflected in this table.
[4]	The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.00% of the average daily value of the Fund’s gross assets. The management fee shown in the table above is higher than the contractual rate because the management fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage, if any, will increase the Management Fee paid to FS Credit Income Advisor.
[5]	Includes estimated interest expenses associated with the Fund’s expected use of leverage at an assumed annual interest rate equal to 5.49%, which is subject to change based on market conditions. These amounts represent both interest payments on debt that the Fund issues and on which it is the borrower.
[6]	Class A Shares, Class L Shares, Class T Shares and Class U-2 Shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to the respective share class. The Class L Shares, Class M Shares and Class T Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to the respective share class and is payable on a monthly basis. Class U Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.75% of the average daily net assets of the Fund attributable to this share class and is payable on a monthly basis. Class U-2 Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to this share class and is payable on a monthly basis. See “Plan of Distribution.” Although Shares issued pursuant to the DRP will not be subject to any sales load, such Shares will be subject to the shareholder servicing fee and Distribution Fee, as applicable.
[7]	Other expenses include accounting, legal and auditing fees of the Fund, as well as the fees payable to Trustees who do not also serve in an executive officer capacity for the Fund or FS Credit Income Advisor. The amount presented in the table estimates the amounts the Fund expects to pay during the following twelve months, assuming the Fund redeems the net amount of $171.9 million during such time and the Fund borrows approximately 25% of its average net assets during such period. If the net amount redeemed is lower during such period, all else being equal, other expenses would be lower as a percentage of average net assets attributable to Shares.
[8]	Pursuant to the Expense Limitation Agreement under which FS Credit Income Advisor has agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets attributable to the applicable class of Shares. The Expense Limitation may be adjusted for other classes of Shares to account for class-specific expenses. In consideration of FS Credit Income Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay FS Credit Income Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Credit Income Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement will continue indefinitely until terminated by the Board on written notice to FS Credit Income Advisor. The Expense Limitation Agreement may not be terminated by FS Credit Income Advisor. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Fund’s trustees, legal expenses relating to the Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.
[9]	Represents the value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.
[10]	The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class T common share during the applicable period.
[11]	While neither the Fund nor the distributor imposes an initial sales charge on Class U Shares, if you buy Class U Shares through certain Financial Intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your Financial Intermediary for additional information.
[12]	For purchases made on or after March 1, 2024, but before September 15, 2025, if any Class U-2 Shares for which you did not pay a sales charge are repurchased before the first day of the month in which the 18-month anniversary of your initial purchase falls, a contingent deferred sales charge (“CDSC”) of 1.00% will normally be collected. For purchases made on or after September 15, 2025, if any Class U-2 Shares for which you did not pay a sales charge are repurchased before the first day of the month in which the 18-month anniversary of your initial purchase falls, a CDSC of 1.50% will normally be collected.